UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1: Reports to Stockholders.

A copy of the Reports to Shareholders transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”) is attached herewith.

Highland Funds II

Highland Global Allocation Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Tax-Exempt Fund

Highland Fixed Income Fund

Semi-Annual Report

March 31, 2016

Highland Funds II

Highland Global Allocation Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Tax-Exempt Fund

Highland Fixed Income Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Global Allocation Fund

Objective

Highland Global Allocation Fund seeks to provide long-term growth of capital and future income. (Future income means the ability to pay dividends in the future.)

Net Assets as of March 31, 2016

$928.7 Million

Portfolio Data as of March 31, 2016

The information below provides a snapshot of Highland Global Allocation Fund at the end of the reporting period. Highland Global Allocation Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/2016 (%)(1)
U.S. Senior Loans	21.6
Non-U.S. Asset-Backed Securities	18.3
Non-U.S. Government Bonds	17.1
U.S. Equity	16.4
Non-U.S. Equity	11.1
Non-U.S. Master Limited Partnerships	9.9
U.S. Master Limited Partnerships	9.0
Non-U.S. Senior Loans	7.8
U.S. Corporate Bonds & Notes	4.4
Non-U.S. Corporate Bonds & Notes	3.3
U.S. Purchased Call Options	1.2
U.S. Exchange-Traded Funds	0.9
Non-U.S. Investment Companies	0.4
Non-U.S. Exchange-Traded Funds	0.2
U.S. Warrants	0.0	†
Other Investments and Assets & Liabilities(2)	(21.6)

Top 10 Holdings as of 03/31/2016 (%)(1)(3)
Texas Competitive Electric Holdings Co. LLC, 4.92%, 10/10/2017 (U.S. Senior Loans)	14.7
TerreStar Corp. (U.S. Equity)	10.3
Salesforce.com, Inc. (Non-U.S. Equity)	7.6
Argentine Republic Government International Bond, 8.28%, 12/31/2038 (Non-U.S. Government Bonds)	7.0
Argentine Republic Government International Bond, 2.5%, 02/27/2020 (Non-U.S. Government Bonds)	4.5
TerreStar Corporation, 11%, 12/31/2033 (U.S. Senior Loans)	4.2
Patterson Cos., Inc. (U.S. Equity)	3.6
Westchester CLO, Ltd., 1.47%, 08/01/2022 (Non-U.S. Asset-Backed Securities)	3.1
Enterprise Products Partners LP (Non-U.S. Master Limited Partnerships)	2.9
Brazil Letras do Tesouro Nacional (Non-U.S. Government Bonds)	2.7

(1)	Asset classifications and holdings are calculated as a percentage of total net assets and net of long and short positions.

(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $10,161,603 and cash equivalent investments in the amount of $7,001,979.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

†	Less than 0.05%.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Premier Growth Equity Fund

Objective

Highland Premier Growth Equity Fund seeks long-term growth of capital and future income rather than current income.

Net Assets as of March 31, 2016

$218.6 million

Portfolio Data as of March 31, 2016

The information below provides a snapshot of Highland Premier Growth Equity Fund at the end of the reporting period. Highland Premier Growth Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2016 (%)(1)
Software & Services	25.9
Diversified Financials	13.8
Media	11.7
Healthcare Equipment & Services	10.9
Retailing	5.6
Technology Hardware & Equipment	5.5
Pharmaceuticals, Biotechnology & Life Sciences	5.2
Real Estate	4.0
Food, Beverage & Tobacco	4.0
Materials	2.9
Energy	2.7
Capital Goods	1.4
Semiconductors & Semiconductor Equipment	1.4
Consumer Services	1.4
Transportation	1.3
Other Investments and Assets & Liabilities(2)	2.3

Top 10 Holdings as of 03/31/2016 (%)(1)(3)
Alphabet, Inc. (Common Stocks)	5.9
Apple, Inc. (Common Stocks)	5.5
Visa, Inc. (Common Stocks)	5.3
Facebook, Inc. (Common Stocks)	5.0
Amazon.com, Inc. (Common Stocks)	4.7
Baidu, Inc., (Common Stocks)	4.6
Medtronic PLC (Common Stocks)	4.3
Comcast Corp. (Common Stocks)	4.2
CME Group, Inc. (Common Stocks)	4.1
American Tower Corp. (Common Stocks)	4.0

(1)	Industries and holdings are calculated as a percentage of total net assets and net of long and short positions.

(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $19,416,751.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Small-Cap Equity Fund

Objective

Highland Small-Cap Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2016

$31.9 Million

Portfolio Data as of March 31, 2016

The information below provides a snapshot of Highland Small-Cap Equity Fund at the end of the reporting period. Highland Small-Cap Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Industry Classifications as of 03/31/2016 (%)(1)
Energy	27.4
Pharmaceuticals, Biotechnology & Life Sciences	23.6
Consumer Services	10.6
Healthcare Equipment & Services	9.5
Diversified Financials	8.6
Banks	4.7
Software & Services	4.7
Materials	4.6
Retailing	4.2
Utilities	3.9
Commercial & Professional Services	3.1
Other Investments and Assets & Liabilities(2)	(4.9)

Top 10 Holdings as of 03/31/2016 (%)(1)(3)
Amicus Therapeutics, Inc. (Common Stocks)	7.0
Pacira Pharmaceuticals, Inc. (Common Stocks)	5.8
Western Gas Equity Partners LP (Master Limited Partnerships)	4.4
Energy Transfer Equity LP (Master Limited Partnerships)	4.2
Calpine Corp. (Common Stocks)	3.9
SemGroup Corp. (Common Stocks)	3.8
Sonic Corp. (Common Stocks)	3.8
Dynagas LNG Partners LP (Master Limited Partnerships)	3.7
SeaWorld Entertainment, Inc. (Common Stocks)	3.6
Fortress Investment Group LLC (Common Stocks)	3.5

(1)	Industries and holdings are calculated as a percentage of total net assets.

(2)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $7,752,734 and cash equivalent investments in the amount of $52,857.

(3)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Total Return Fund

Objective

Highland Total Return Fund seeks maximum total return, which includes both income and capital appreciation.

Net Assets as of March 31, 2016

$75.7 million

Portfolio Data as of March 31, 2016

The information below provides a snapshot of Highland Total Return Fund at the end of the reporting period. Highland Total Return Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2016 (%)(1)(2)
AAA	4.9
AA	60.2
A	6.2
BBB	9.1
BB	7.6
B	4.0
CCC	2.8
Not Rated	5.2

Sector Classifications as of 03/31/2016 (%)(1)
Common Stocks	71.0
Registered Investment Companies	35.4
Agency Mortgage-Backed Securities	3.1
Preferred Stocks	1.6
Corporate Bonds & Notes	1.2
Non-Agency Collateralized Mortgage-Backed Securities	0.5
Foreign Corporate Bonds & Notes	0.5
Agency Collateralized Mortgage Obligations	0.0	†
Asset-Backed Securities	0.0	†
Other Investments and Assets & Liabilities(3)	(13.3)

Top 10 Holdings as of 03/31/2016 (%)(1)(2)
PICO Holdings, Inc. (Common Stocks)	7.8
Level 3 Communications, Inc. (Common Stocks)	4.1
PIMCO Corporate & Income Opportunity Fund	4.1
Biogen, Ltd. (Common Stocks)	3.9
Allergan PLC (Common Stocks)	3.7
Live Nation Entertainment, Inc. (Common Stocks)	3.2
Pfizer, Inc. (Common Stocks)	3.1
Wynn Resorts, Ltd. (Common Stocks)	3.0
Lions Gate Entertainment Corp. (Common Stocks)	2.9
FTD Cos., Inc. (Common Stocks)	2.8

(1)

Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality Ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

(3)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $20,109,459 and cash equivalent investments in the amount of $7,726,195.

†	Less than 0.05%.

4	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Tax-Exempt Fund

Objective

Highland Tax-Exempt Fund seeks as high a level of income exempt from federal income taxation as is consistent with the preservation of capital.

Net Assets as of March 31, 2016

$28.0 million

Portfolio Data as of March 31, 2016

The information below provides a snapshot of Highland Tax-Exempt Fund at the end of the reporting period. Highland Tax-Exempt Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2016 (%)(1)(2)
AAA	15.2
AA	51.3
A	25.9
Not Rated	7.6

Sector Classifications as of 03/31/2016 (%)(1)
Municipal Bonds & Notes	69.8
Cash Equivalents	38.9
Other Investments and Assets & Liabilities(3)	(8.7)

Top 10 Holdings as of 03/31/2016 (%)(1)(2)
City of Atlanta, GA Water & Wastewater 5.75%, 11/01/30 (Municipal Bonds & Notes)	2.5
Los Angeles County Public Works Financing Authority 5.00%, 12/01/27 (Municipal Bonds & Notes)	2.2
Regional Transportation District, CO 5.00%, 11/01/27 (Municipal Bonds & Notes)	2.2
California State Department of Water Resources 5.00%, 12/01/21 (Municipal Bonds & Notes)	2.2
Kentucky Municipal Power Agency 5.00%, 09/01/24 (Municipal Bonds & Notes)	2.2
Alaska Housing Finance Corp. 5.00%, 12/01/27 (Municipal Bonds & Notes)	2.1
Massachusetts Water Resources Authority 5.00%, 08/01/32 (Municipal Bonds & Notes)	2.1
Town of Fairfield, CT 5.00%, 01/01/21 (Municipal Bonds & Notes)	2.1
City of Atlanta Department of Aviation 5.00%, 01/01/33 (Municipal Bonds & Notes)	2.1
State of Connecticut 5.00%, 01/01/22 (Municipal Bonds & Notes)	2.1

(1)

Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality Ratings are subject to change. A portion of the Tax-Exempt Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

(2)	Excludes the Fund’s cash equivalent investments.

(3)	Includes the Fund’s cash equivalent investments in the amount of $10,878,536.

Semi-Annual Report	5

FUND PROFILE (unaudited)

Highland Fixed Income Fund

Objective

Highland Fixed Income Fund seeks maximum income consistent with prudent investment management and the preservation of capital.

Net Assets as of March 31, 2016

$133.7 million

Portfolio Data as of March 31, 2016

The information below provides a snapshot of Highland Fixed Income Fund at the end of the reporting period. Highland Fixed Income Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 03/31/2016 (%)(1)(2)
AAA	0.1
AA	22.3
A	9.4
BBB	27.3
BB	5.6
B	2.6
CCC	0.2
CC	0.2
Not Rated	32.3

Sector Classifications as of 03/31/2016 (%)(1)
Corporate Bonds & Notes	33.9
U.S. Government Agencies	17.0
Agency Mortgage-Backed Securities	16.4
Registered Investment Companies	7.6
Foreign Corporate Bonds & Notes	7.1
Municipal Bonds & Notes	3.9
Non-Agency Collateralized Mortgage-Backed Securities	3.4
Preferred Stocks	2.8
Common Stocks	1.7
Sovereign Bonds	0.7
Asset-Backed Securities	0.4
Agency Collateralized Mortgage Obligations	0.1
Other Investments and Assets & Liabilities(3)	5.0

Top 10 Holdings as of 03/31/2016 (%)(1)(2)
Federal National Mortgage Assoc. 4.50%, 09/01/40 (Agency Mortgage-Backed Securities)	2.1
Government National Mortgage Assoc. 3.50%, 05/20/43 (Agency Mortgage-Backed Securities)	1.7
Government National Mortgage Assoc. 4.00%, 01/20/41 (Agency Mortgage-Backed Securities)	1.6
Federal National Mortgage Assoc. 3.00%, 06/01/43 (Agency Mortgage-Backed Securities)	1.5
Federal National Mortgage Assoc. 3.00%, 05/01/43 (Agency Mortgage-Backed Securities)	1.5
Federal Home Loan Mortgage Corp., MTN 1.25%, 09/30/20 (U.S. Government Agencies)	1.5
Federal Home Loan Mortgage Corp., MTN 1.25%, 12/14/20 (U.S. Government Agencies)	1.5
Federal National Mortgage Assoc. 1.38%, 10/29/20 (U.S. Government Agencies)	1.5
Federal Home Loan Mortgage Corp., MTN 1.25%, 10/29/20 (U.S. Government Agencies)	1.5
Federal Home Loan Mortgage Corp., MTN 1.50%, 10/15/20 (U.S. Government Agencies)	1.5

(1)

Quality is calculated as a percentage of total bonds and notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Fund’s investment adviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to deleverage through free cash flow, quality of management, market positioning and access to capital, as well as such security specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount of any collateral. Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not the Fund itself. Quality ratings are subject to change.

(2)	Excludes the Fund’s investment in an investment company purchased with cash collateral from securities lending and cash equivalent investments.

(3)	Includes the Fund’s investments of cash collateral received in connection with securities lending in the amount of $5,925,820 and cash equivalent investments in the amount of $6,322,380.

6	Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

U.S. Senior Loans (a) - 21.6%

CHEMICALS - 0.2%
3,951,884	Vertellus Specialties, Inc. New Term Loan B 10.50%, 10/31/2019	2,356,311

ENERGY - 0.1%
1,466,478	Arch Coal, Inc. Term Loan B (b)	532,823

FINANCIAL - 0.3%
3,000,000	Maxim Crane Works LP Second Lien Term Loan 10.25%, 11/26/2018	2,835,000

HEALTHCARE - 0.6%
5,922,032	HLS Therapeutics, Inc. Term Loan 10.00%, 08/03/2021 (c)	5,843,269

MEDIA & TELECOMMUNICATIONS - 1.0%
11,984,161	Getty Images, Inc. Initial Term Loan 4.75%, 10/18/2019 (d)	8,964,632

TELECOMMUNICATIONS - 4.5%
3,063,366	Avaya, Inc. Term Loan B-7 6.25%, 05/29/2020	2,061,752
39,587,181	TerreStar Corporation Term Loan A 11.00%, 02/27/2020 (c)(e)	39,428,833

		41,490,585

TRANSPORTATION - 0.1%
1,500,000	Quality Distribution, Inc. Second Lien Term Loan 9.50%, 07/20/2023	1,125,000

UTILITY - 14.8%
1,000,000	Granite Acquisition Inc. Second Lien Term Loan 8.25%, 12/19/2022	785,000
471,039,553	Texas Competitive Electric Holdings Co. LLC 2017 Extended Term Loan 4.92%, 10/10/2017 (d)	136,601,470

		137,386,470

	Total U.S. Senior Loans (Cost $358,977,124)	200,534,090

Non-U.S. Senior Loans (a)(f) - 7.8%

ENERGY - 3.3%
10,344,624	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	5,430,928
13,409,691	Chief Exploration & Development LLC Second Lien Term Loan 7.50%, 05/16/2021 (d)	7,995,528

Principal Amount ($)		Value ($)

ENERGY (continued)
10,515,935	Drillships Financing Holding, Inc. Tranche B-1 Term Loan 6.00%, 03/31/2021 (d)	3,805,506
10,105,937	Drillships Ocean Ventures Inc. Tranche B-1 Term Loan 5.50%, 07/25/2021	4,655,098
31,516,671	Fieldwood Energy LLC Second Lien Term Loan 8.38%, 09/30/2020	5,830,584
7,590,892	Seadrill Partners Finco LLC Additional Initial Term Loan 4.00%, 02/21/2021 (d)	3,391,497

		31,109,141

HEALTHCARE - 0.3%
3,758,898	Onex Carestream Finance LP Second Lien Term Loan 9.50%, 12/07/2019	3,126,144

INFORMATION TECHNOLOGY - 0.4%
7,000,000	SkillSoft Corp. Second Lien Term Loan 9.25%, 04/28/2022	3,325,000

MANUFACTURING - 0.1%
675,862	Doncasters US Finance LLC Second Lien Term Loan 9.50%, 10/09/2020	617,569

MEDIA & TELECOMMUNICATIONS - 0.5%
6,428,571	iHeartCommunications, Inc. Tranche D Term Loan 7.18%, 01/30/2019	4,479,107

RETAIL - 1.0%
1,180,672	Toys ‘R’ Us Property Co. I LLC New Term Loan B 6.00%, 08/21/2019	1,047,847
10,564,148	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.75%, 04/24/2020	8,578,933

		9,626,780

SERVICE - 2.2%
1,725,179	EnergySolutions LLC New Term Loan 6.75%, 05/29/2020	1,604,416
25,232,505	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020 (d)	18,747,751

		20,352,167

	Total Non-U.S. Senior Loans (Cost $106,852,070)	72,635,908

Non-U.S. Asset-Backed Securities (f)(g)(h) - 18.3%
6,750,000	Acis CLO, Ltd. Series 2014-4A, Class D 3.72%, 05/01/2026 (i)	4,534,987
6,000,000	Series 2014-3A, Class D 3.74%, 02/01/2026 (i)	4,365,000

See accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

Non-U.S. Asset-Backed Securities (continued)
12,000,000	Series 2014-5A, Class D 4.96%, 11/01/2026 (i)	9,740,000
4,000,000	Series 2014-4A, Class F 5.77%, 05/01/2026 (i)	1,730,600
4,000,000	Series 2013-2A, Class E 5.55%, 10/14/2022 (i)	3,276,800
3,075,000	AIMCO CLO Series 2015-AA, Class F 8.83%, 01/15/2028	2,613,750
800,000	Allegro CLO II, Ltd. Series 2014-1A, Class D 6.42%, 01/21/2027	659,920
2,700,000	Series 2014-1A, Class E 7.37%, 01/21/2027	1,891,890
	Anchorage Capital CLO, Ltd.
3,000,000	Series 2014-5A, Class E 5.62%, 10/15/2026	2,307,000
3,500,000	Series 2015-7A, Class E 5.62%, 10/15/2027	2,741,550
2,000,000	Series 2014-5A, Class F 6.52%, 10/15/2026	1,340,600
3,000,000	Apidos CLO XXI Series 2015-21A, Class E 7.07%, 07/18/2027	2,035,200
2,000,000	Arrowpoint CLO, Ltd. Series 2015-4A, Class E 7.52%, 04/18/2027	1,670,000
1,250,000	Betony CLO, Ltd. Series 2015-1A, Class E 5.97%, 04/15/2027	862,500
1,400,000	Cathedral Lake CLO, Ltd. Series 2015-2A, Class D 4.27%, 07/15/2027	1,169,000
1,000,000	Cent CLO, Ltd. Series 2014-22A, Class E 7.02%, 11/07/2026	539,500
1,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.37%, 04/13/2025	764,380
1,000,000	CIFC Funding IV, Ltd. Series 2014-4A, Class F 6.22%, 10/17/2026	667,400
3,192,677	Eastland CLO, Ltd. Series 2007-1A, Class D 4.22%, 05/01/2022 (i)	2,547,011
12,010,000	Series 2007-1A, Class C 2.12%, 05/01/2022 (i)	9,703,119
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F 7.12%, 01/15/2027	775,635
1,500,000	Flagship CLO VIII, Ltd. Series 2014-8A, Class D 4.32%, 01/16/2026	1,185,000
4,000,000	Series 2014-8A, Class E 5.82%, 01/16/2026	2,380,000
2,000,000	Series 2014-8A, Class F 6.47%, 01/16/2026	940,000
1,500,000	Franklin CLO V, Ltd. Series 5A, Class D 2.28%, 06/15/2018	1,426,875

Principal Amount ($)		Value ($)
500,000	Galaxy XVII CLO, Ltd. Series 2014-17A, Class E 5.27%, 07/15/2026	344,050
7,200,000	Grayson CLO, Ltd. Series 2006-1A, Class C 2.17%, 11/01/2021 (i)	5,866,560
2,250,000	Halcyon Loan Advisors Funding, Ltd. Series 2014-3A, Class E1 5.77%, 10/22/2025	1,181,250
1,962,500	Highbridge Loan Management, Ltd. Series 2015-5A, Class E 5.97%, 01/29/2026	1,534,479
208,580	Highland Park CDO, Ltd. Series 2006-1A, Class A1 0.96%, 11/25/2051 (i)	195,370
2,000,000	Series 2006-1A, Class A2 1.03%, 11/25/2051 (i)	1,420,000
7,000,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.37%, 05/20/2027	5,040,000
1,500,000	Magnetite XIV, Ltd. Series 2015-14A, Class F 7.12%, 07/18/2028	1,110,000
3,200,000	Marathon CLO VI, Ltd. Series 2014-A, Class D 5.67%, 05/13/2025	2,016,000
1,000,000	Marea CLO, Ltd. Series 2012-1A, Class ER 6.37%, 10/15/2023	830,000
1,500,000	Mountain Hawk CLO, Ltd. Series 2013-2A, Class E 5.42%, 07/22/2024	857,400
5,000,000	Mountain View CLO II, Ltd. Series 2006-2A, Class E 4.37%, 01/12/2021	3,666,875
2,000,000	Mountain View CLO X, Ltd. Series 2015-10A, Class F 6.78%, 10/13/2027	1,110,000
3,720,000	Neptuno CLO II BV Series 2007-2A, Class D 3.95%, 01/16/2023	3,700,547
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C 2.02%, 04/18/2021	869,500
2,000,000	Recette CLO LLC Series 2015-1A, Class F 7.87%, 10/20/2027	1,453,600
4,620,339	Red River CLO, Ltd. Series 1A, Class E 4.37%, 07/27/2018 (i)	4,223,337
6,500,000	Rockwall CDO II, Ltd. Series 2007-1A, Class A3L 1.62%, 08/01/2024 (i)	5,713,175
2,000,000	Saranac CLO III, Ltd. Series 2014-3A, Class E 5.77%, 06/22/2025	1,265,000
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 5.82%, 10/15/2026	803,286
2,450,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class D 7.62%, 10/30/2026	1,879,640

8	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

Non-U.S. Asset-Backed Securities (continued)
3,805,154	Stanfield McLaren CLO Delaware Corp. Series 2007-1A, Class B2L 5.14%, 02/27/2021	3,348,295
3,774,031	Stratford CLO, Ltd. Series 2007-1A, Class E 4.62%, 11/01/2021 (i)	3,357,755
1,000,000	THL Credit Wind River CLO, Ltd. Series 2014-2A, Class D 4.52%, 07/15/2026	872,000
1,500,000	Series 2014-1A, Class E 5.57%, 04/18/2026	1,143,750
4,000,000	Series 2014-2A, Class E 5.87%, 07/15/2026	2,934,000
2,000,000	Series 2014-3A, Class E 6.22%, 01/22/2027	1,460,000
500,000	TICP CLO III, Ltd. Series 2014-3A, Class E1 6.17%, 01/20/2027	350,000
1,000,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 6.12%, 07/24/2024	550,000
2,000,000	Vibrant CLO, Ltd. Series 2015-3A, Class D 5.62%, 04/20/2026	1,525,180
1,000,000	West CLO, Ltd. Series 2014-2A, Class D 5.67%, 01/16/2027	710,000
32,673,000	Westchester CLO, Ltd. Series 2007-1A, Class C 1.47%, 08/01/2022 (i)	28,876,561
6,750,000	Series 2007-1A, Class D 2.97%, 08/01/2022 (i)	5,958,900
9,377,206	Series 2007-1A, Class E 4.92%, 08/01/2022 (i)	8,000,851
4,000,000	Zais CLO, Ltd. Series 2014-2A, Class D 6.07%, 07/25/2026	2,841,200
700,000	Series 2014-2A, Class E 7.12%, 07/25/2026	413,490
1,500,000	Ziggurat CLO I, Ltd. Series 2014-1A, Class F 6.62%, 10/17/2026	870,600

	Total Non-U.S. Asset-Backed Securities (Cost $201,370,120)	170,160,368

U.S. Corporate Bonds & Notes - 5.1%

CHEMICALS - 2.2%
28,996,500	Momentive Performance Materials, Inc. 4.69%, 04/24/2022 (j)	17,252,917
4,978,000	3.88%, 10/24/2021 (j)	3,621,495

		20,874,412

CONSUMER SERVICES - 0.6%
5,999,600	Guitar Center, Inc. 6.50%, 04/15/2019 (g)(j)	5,429,638

GAMING & LEISURE - 0.8%
8,844,000	Scientific Games International, Inc. 10.00%, 12/01/2022 (j)	7,207,860

Principal Amount ($)		Value ($)

RETAIL - 0.5%
5,000,000	Men’s Wearhouse, Inc. (The) 7.00%, 07/01/2022 (j)	4,262,500

TELECOMMUNICATION SERVICES - 0.3%
9,500,000	Avaya, Inc. 10.50%, 03/01/2021 (g)	2,968,750

UTILITIES - 0.7%
51,140,000	Texas Competitive Electric Holdings Co., LLC 11/01/2015 (b)	1,917,750
3,000,000	10/01/2020 (b)(g)	877,500
25,000,000	04/01/2021 (b)	968,750
75,094,000	11/01/2015 (b)	2,628,290
9,346,000	11/01/2016 (b)	327,110

		6,719,400

	Total U.S. Corporate Bonds & Notes (Cost $79,599,224)	47,462,560

Non-U.S. Corporate Bonds & Notes (f) - 5.2%

AUTOMOBILES & COMPONENTS - 1.2%
75,000,000	DPH Holdings Corp. 05/01/2029 (b)	2,343,750
25,000,000	06/15/2006 (b)	781,250
30,000,000	08/15/2013 (b)	937,500
2,308,000	Intelsat Jackson Holdings SA 6.63%, 12/15/2022	1,246,320
6,000,000	YPF SA 8.50%, 03/23/2021 (g)(k)	6,022,500

		11,331,320

BROADCASTING - 0.5%
20,484,063	iHeartCommunications, Inc. PIK 14.00%, 02/01/2021 (k)	4,711,335

CHEMICALS - 0.1%
2,000,000	Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	815,000

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,000,000	Laureate Education, Inc. 9.25%, 09/01/2019 (g)(k)	1,480,000

ENERGY - 2.7%
290	American Energy-Permian Basin LLC 7.38%, 11/01/2021 (g)	90
3,000,000	MEG Energy Corp. 6.50%, 03/15/2021 (g)(j)	1,826,250
37,083,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019 (g)(k)	22,991,460

		24,817,800

HEALTHCARE EQUIPMENT & SERVICES - 0.5%
6,875,000	Crimson Merger Sub, Inc. 6.63%, 05/15/2022 (g)(j)	5,147,656

	Total Non-U.S. Corporate Bonds & Notes (Cost $66,995,541)	48,303,111

See accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

Non-U.S. Government Bonds (f) - 17.1%
62,500,000	Argentine Republic Government International Bond 12/31/2038 (b)(k)	41,906,250
54,679,670	12/31/2033 (b)	64,767,370
40,600,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2017 (l)	10,389,625
106,190,000	0.00%, 10/01/2017 (l)	24,773,042
7,975,000	Brazil Letras Financeiras do Tesouro 0.00%, 09/01/2021 (h)	17,188,092

	Total Non-U.S. Government Bonds (Cost $124,746,853)	159,024,379

Shares

U.S. Equity - 20.9%

BANKS - 0.4%
45,720	CIT Group, Inc. (j)	1,418,692
102,131	Hilltop Holdings, Inc. (j)(m)	1,928,233

		3,346,925

CAPITAL GOODS - 0.0%
1,000	Fastenal Co. (k)	49,000
1,500	Graco, Inc. (d)	125,940
1,000	Northrop Grumman Corp. (k)	197,900

		372,840

CHEMICALS - 0.6%
242,762	MPM Holdings, Inc (d)(m)(n)	1,699,334
487,722	MPM Holdings, Inc. (j)(k)(m)	3,414,054

		5,113,388

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
3,000	Waste Management, Inc. (k)	177,000

CONSUMER SERVICES - 2.0%
1,685,151	K12, Inc. (j)(m)	16,666,143
80,000	Service Corp. International (j)	1,974,400

		18,640,543

FOOD & STAPLES RETAILING - 0.0%
2,000	Sysco Corp. (k)	93,460

FOOD, BEVERAGE & TOBACCO - 0.1%
5,000	Hormel Foods Corp. (d)(k)	216,200
9,400	Kraft Heinz Co. (The) (j)	738,464

		954,664

HEALTHCARE EQUIPMENT & SERVICES - 5.1%
25,000	ABIOMED, Inc. (j)(m)	2,370,250
158,775	Brookdale Senior Living, Inc. (j)(m)	2,521,347
2,000	Henry Schein, Inc. (d)(k)(m)	345,260
2,000	IDEXX Laboratories, Inc. (d)(m)	156,640
135,000	Kindred Healthcare, Inc. (j)	1,667,250
187,796	LDR Holding Corp. (j)(k)(m)	4,786,920
720,000	Patterson Cos., Inc. (j)	33,501,600
57,707	Tenet Healthcare Corp. (j)(m)	1,669,464

		47,018,731

Shares		Value ($)

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
1,500	Clorox Co. (The)	189,090

INSURANCE - 0.3%
83,585	FNF Group (j)	2,833,531

MATERIALS - 0.2%
2,000	Dow Chemical Co. (The) (k)	101,720
18,600	Vulcan Materials Co. (j)	1,963,602

		2,065,322

MEDIA - 0.1%
1,570,000	Cumulus Media, Inc., Class A (j)(m)	728,951

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,000	Johnson & Johnson (k)	216,400
58,950	Otonomy, Inc. (j)(m)	879,534

		1,095,934

REAL ESTATE - 0.5%
1,000	AvalonBay Communities, Inc., REIT	190,200
18,000	Extra Space Storage, Inc., REIT (j)	1,682,280
500	Simon Property Group, Inc., REIT (k)	103,845
273,599	Spirit Realty Capital, Inc., REIT (j)	3,077,989

		5,054,314

RETAILING - 0.2%
2,000	Pool Corp. (k)	175,480
48,000	Sally Beauty Holdings, Inc. (j)(m)	1,554,240

		1,729,720

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
5,000	SunPower Corp. (k)(m)	111,700

SOFTWARE & SERVICES - 0.7%
300	Alphabet, Inc., Class A (d)(m)	228,870
3,457	Alphabet, Inc., Class C (j)(m)	2,575,292
42,854	CDK Global, Inc. (j)	1,994,854
2,501	Microsoft Corp.	138,130
59,700	Sabre Corp. (j)	1,726,524

		6,663,670

TELECOMMUNICATION SERVICES - 10.3%
306,550	TerreStar Corp. (c)(e)(m)(o)	95,520,980

TRANSPORTATION - 0.2%
19,300	Kansas City Southern (j)	1,649,185

UTILITIES - 0.1%
7,500	New Jersey Resources Corp. (k)	273,225
2,000	Ormat Technologies, Inc.	82,480
2,000	WGL Holdings, Inc. (k)	144,740

		500,445

	Total U.S. Equity (Cost $225,794,871)	193,860,393

Non-U.S. Equity (f) - 13.1%

CONSUMER DURABLES & APPAREL - 0.3%
3,500	Mattel, Inc.	117,670
47,500	Michael Kors Holdings, Ltd. (j)(m)	2,705,600

		2,823,270

10	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Global Allocation Fund

Shares		Value ($)

Non-U.S. Equity (continued)

CONSUMER SERVICES - 0.1%
18,755	Norwegian Cruise Line Holdings, Ltd. (j)(m)	1,036,964

ENERGY - 1.1%
131,301	DryShips, Inc. (j)	308,557
1,000	Exxon Mobil Corp. (k)	83,590
6,526,114	Ocean Rig UDW, Inc. (j)	5,353,371
848,886	Overseas Shipholding Group, Inc., Class A (g)(j)	1,595,906
17,500	Pioneer Natural Resources Co. (j)	2,462,950

		9,804,374

FOOD, BEVERAGE & TOBACCO - 0.1%
1,500	JM Smucker Co. (The) (k)	194,760
3,000	Kellogg Co.	229,650

		424,410

HEALTHCARE EQUIPMENT & SERVICES - 1.0%
7,769	Edwards Lifesciences Corp. (d)(j)(m)	685,304
275,000	HLS Therapeutics, Inc. (c)(m)	1,575,750
921,059	Neovasc, Inc. (j)(m)	3,932,922
15,000	NuVasive, Inc. (j)(m)	729,750
29,400	Sysmex Corp.	1,841,505

		8,765,231

INSURANCE - 0.0%
2,500	Aflac, Inc. (k)	157,850
1,500	Chubb, Ltd. (d)	178,725

		336,575

MATERIALS - 0.0%
5,000	Agnico Eagle Mines, Ltd.	180,800
5,000	Pan American Silver Corp.	54,350
2,000	Sealed Air Corp. (k)	96,020

		331,170

MEDIA - 0.3%
77,945	Loral Space & Communications, Inc. (j)(m)	2,738,208

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
40,000	AstraZeneca PLC ADR (k)	1,126,400
3,980	Eurofins Scientific	1,461,990

		2,588,390

RETAILING - 0.2%
29,298	Lowe’s Cos., Inc. (j)	2,219,324

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
80,050	Marvell Technology Group, Ltd. (j)	825,315
14,483	NXP Semiconductor NV (j)(m)	1,174,137

		1,999,452

SOFTWARE & SERVICES - 8.0%
31,619	Facebook, Inc., Class A (d)(j)(m)	3,607,728
958,027	Salesforce.com, Inc. (j)(m)	70,731,133

		74,338,861

Shares		Value ($)

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
2,500	Itron, Inc. (k)(m)	104,300

TELECOMMUNICATION SERVICES - 0.0%
1,500	Verizon Communications, Inc. (k)	81,120

UTILITIES - 1.5%
1,079,650	NRG Energy, Inc. (j)	14,046,246

	Total Non-U.S. Equity (Cost $195,226,619)	121,637,895

U.S. Exchange-Traded Funds - 0.9%
10,000	Direxion Daily Small Cap Bull 3X Shares, ETF (d)(m)	580,000
95,000	Highland HFR Equity Hedge ETF (e)(j)(m)	1,836,825
95,000	Highland HFR Event-Driven ETF (e)(j)	1,606,450
43,198	Highland/iBoxx Senior Loan ETF (e)(j)	787,500
20,000	iShares 20 Year Treasury Bond ETF (k)	2,612,200
10,000	ProShares Ultra QQQ, ETF (d)	738,000

	Total U.S. Exchange-Traded Funds (Cost $8,531,015)	8,160,975

Non-U.S. Exchange-Traded Funds (e)(f)(j) - 0.2%
95,000	Highland HFR Global ETF	1,795,500

	Total Non-U.S. Exchange-Traded Funds (Cost $1,900,000)	1,795,500

U.S. Master Limited Partnerships (j) - 9.0%

ENERGY - 9.0%
839,800	Boardwalk Pipeline Partners LP	12,378,652
729,264	MPLX LP	21,651,848
2,506,528	Plains GP Holdings LP, Class A	21,781,728
248,500	SemGroup Corp., Class A	5,566,400
306,250	Western Gas Equity Partners LP	10,914,750
705,914	Williams Cos., Inc. (The)	11,344,038

		83,637,416

	Total U.S. Master Limited Partnerships (Cost $146,833,551)	83,637,416

Non-U.S. Master Limited Partnerships (f) - 9.9%

ENERGY - 9.9%
239,250	Dynagas LNG Partners LP (j)	2,727,450
1,215,640	Energy Transfer Equity LP (j)	8,667,513
600,000	Energy Transfer Partners LP (j)	19,404,000
1,081,875	Enterprise Products Partners LP (j)	26,635,762
3,593,490	Highland Energy MLP Fund (e)	12,361,604
122,932	Shell Midstream Partners LP (j)	4,500,541
581,626	Targa Resources Corp. (j)	17,367,352

		91,664,222

	Total Non-U.S. Master Limited Partnerships (Cost $175,673,672)	91,664,222

See accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Global Allocation Fund

Units		Value ($)

U.S. Warrants (m) - 0.0%

ENERGY - 0.0%
6,705,000	Kinder Morgan, Inc., expires 05/25/2017 (j)	244,733

HEALTHCARE EQUIPMENT & SERVICES - 0.0%
37,751	HLS Therapeutics, Inc. expires 08/20/2020 (c)	83,807

	Total U.S. Warrants (Cost $9,071,445)	328,540

Contracts

U.S. Purchased Call Options (p) -1.2%
20,000	American Airlines Group, Inc., Strike price $40.00, expires 01/20/2017	11,240,000

	Total U.S. Purchased Call Options (Cost $13,610,834)	11,240,000

Shares

U.S. Registered Investment Companies (q) - 1.1%
10,161,603	State Street Navigator Prime Securities Lending Portfolio	10,161,603

	Total U.S. Registered Investment Companies (Cost $10,161,603)	10,161,603

Non-U.S. Investment Companies (e)(f) - 0.4%
10,000	BB Votorantim Highland Infrastructure LLC	3,488,447

	Total Non-U.S. Investment Companies (Cost $4,571,783)	3,488,447

U.S. Cash Equivalents - 0.8%
7,001,979	State Street Institutional Liquid Reserves Fund	7,001,979

	Total U.S. Cash Equivalents (Cost $7,001,979)	7,001,979

Total Investments — 132.6%		1,231,097,386

(Cost $1,736,918,304)

Principal Amount ($)

Securities Sold Short (r) - (9.1)%

U.S. Corporate Bonds & Notes - (0.7)%

PACKING & CONTAINER - (0.4)%
(3,200,000)	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.25%, 02/15/2021	(3,296,000)

Principal Amount ($)		Value ($)

TELECOMMUNICATION SERVICES - (0.3)%
(2,750,000)	Frontier Communications Corp. 10.50%, 09/15/2022 (d)(g)	(2,829,062)

	Total U.S. Corporate Bonds & Notes (Proceeds $6,112,251)	(6,125,062)

Non-U.S. Corporate Bonds & Notes (f) - (1.9)%

CONSUMER SERVICES - (0.9)%
(4,000,000)	Fiat Chrysler Automobiles NV 5.25%, 04/15/2023	(3,994,250)
(4,000,000)	Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024 (g)	(4,030,000)

		(8,024,250)

MATERIALS - (0.3)%
(3,000,000)	ArcelorMittal 6.50%, 03/01/2021	(2,955,000)

SOFTWARE & SERVICES - (0.6)%
(5,000,000)	Alibaba Group Holding, Ltd. 4.50%, 11/28/2034	(5,134,990)

TELECOMMUNICATION SERVICES - (0.1)%
(2,307,000)	Intelsat Jackson Holdings SA 5.50%, 08/01/2023	(1,401,503)

	Total Non-U.S. Corporate Bonds & Notes (Proceeds $16,924,268)	(17,515,743)

Shares

U.S. Equity - (4.5)%

HEALTHCARE EQUIPMENT & SERVICES - (2.5)%
490,150	Boston Scientific Corp. (r)	(9,219,722)
137,000	Stryker Corp.	(14,698,730)

		(23,918,452)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (0.4)%
5,000	Amgen, Inc.	(749,650)
5,000	Biogen Idec, Inc. (s)	(1,301,600)
10,000	Illumina, Inc. (s)	(1,621,100)

		(3,672,350)

SOFTWARE & SERVICES - (1.6)%
48,750	Netflix, Inc. (s)	(4,983,712)
411,000	Zillow Group, Inc., Class C (s)	(9,753,030)

		(14,736,742)

	Total U.S. Equity (Proceeds $39,636,495)	(42,327,544)

Non-U.S. Equity (f) - (2.0)%

ENERGY - (0.2)%
66,250	Cheniere Energy, Inc. (s)	(2,241,238)

HEALTHCARE EQUIPMENT & SERVICES - (1.0)%
13,550	Medtronic PLC	(1,016,250)
80,000	Zimmer Holdings, Inc.	(8,530,400)

		(9,546,650)

12	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Global Allocation Fund

Principal Amount ($)		Value ($)

Non-U.S. Equity (continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (0.8)%
30,000	Concordia Healthcare Corp.	(770,961)
15,000	Jazz Pharmaceuticals PLC (s)	(1,958,250)
60,000	Mallinckrodt PLC (s)	(3,676,800)
27,000	Valeant Pharmaceuticals International, Inc. (s)	(710,100)

		(7,116,111)

	Total Non-U.S. Equity (Proceeds $18,879,967)	(18,903,999)

	Total Securities Sold Short (Proceeds $81,552,981)	(84,872,348)

Other Assets & Liabilities, Net - (23.5)%		(217,552,584)

Net Assets - 100.0%		928,672,454

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2016. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	The issuer is, or is in danger of being, in default of its payment obligation. Income is not being accrued.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $142,452,639, or 15.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2016.
(d)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(e)	Affiliated issuer. Assets with a total aggregate market value of $156,826,139, or 16.9% of net assets, were affiliated with the Fund as of March 31, 2016.
(f)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $211,641,056 or 22.8% of net assets.
(h)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2016.
(i)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(j)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $416,414,521.
(k)	Securities (or a portion of securities) on loan. As of March 31, 2016, the market value of securities loaned was $10,099,942. The loaned securities were secured with cash and securities collateral of $10,292,853. Collateral is calculated based on prior day’s prices. See Note 4.
(l)	Zero coupon bond. Coupon amount represents effective yield to maturity.
(m)	Non-income producing security.
(n)	All or a portion of this security is a 4(a)(2) Security. The 4(a)(2) Securities will be deemed “restricted securities” (as defined by Rule 144 of the Securities Act) that may not be offered, sold, exchanged, assigned or otherwise transferred unless they are registered under the Securities Act, or an exemption from registration under the Securities Act is available.
(o)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
(p)	Options are shown at market value.
(q)	Represents investments of cash collateral received in connection with securities lending.
(r)	As of March 31, 2016, $122,091,079 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(s)	No dividend payable on security sold short.

Glossary:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Fund had the following futures contracts, brokered by Goldman Sachs, for which $22,341,117 was pledged as collateral, open at March 31, 2016:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Long Future:
WTI Crude	April 2016	2,977	$114,138,180	$(3,744,153)

Short Future:
Russell 2000 Mini Index	June 2016	954	$105,855,840	$(3,997,880)

				$(7,742,033)

See accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Global Allocation Fund

Written options contracts outstanding as of March 31, 2016 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
American Airlines Group, Inc	$40.00	January 2017	5,950	$23,800,000	$3,243,929	$(2,647,750)
American Express Co.	$75.00	September 2016	13,607	102,052,500	16,956,844	(19,344,529)
Corning, Inc	$22.00	January 2017	35,170	77,374,000	19,630,064	(9,249,710)

Total Written Options Contracts					$39,830,837	$(31,241,989)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$2,340,795	$2,340,795
Common Stock	7,820,808	7,820,808
Total Borrowings	$10,161,603	$10,161,603
Gross amount of recognized liabilities for securities lending transactions		$10,161,603

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

14	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Premier Growth Equity Fund

Shares		Value ($)

Common Stocks - 100.0%

CAPITAL GOODS - 1.4%
50,000	United Rentals, Inc. (a)	3,109,500

CONSUMER SERVICES - 1.4%
57,334	Las Vegas Sands Corp. (b)	2,963,021

DIVERSIFIED FINANCIALS - 13.8%
248,680	Charles Schwab Corp. (The)	6,968,014
93,255	CME Group, Inc. (b)	8,957,143
82,893	McGraw Hill Financial, Inc. (b)	8,204,749
102,926	State Street Corp.	6,023,229

		30,153,135

ENERGY - 2.7%
81,512	Schlumberger, Ltd.	6,011,510

FOOD, BEVERAGE & TOBACCO - 4.0%
84,275	PepsiCo, Inc. (b)	8,636,502

HEALTHCARE EQUIPMENT & SERVICES - 10.9%
155,424	Abbott Laboratories (b)	6,501,386
33,848	Cooper Cos., Inc. (The) (b)	5,211,577
101,892	LDR Holding Corp. (a)(c)	2,597,227
125,721	Medtronic PLC (b)	9,429,075

		23,739,265

MATERIALS - 2.9%
72,532	Monsanto Co.	6,363,958

MEDIA - 11.7%
151,971	Comcast Corp., Class A (b)	9,282,389
180,000	Liberty Global PLC, Series C (a)(b)	6,760,800
1,398,009	Sirius XM Holdings, Inc. (a)(c)	5,522,135
40,000	Walt Disney Co. (The)	3,972,400

		25,537,724

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
10,000	Alexion Pharmaceuticals, Inc. (a)	1,392,200
20,000	Allergan PLC (a)(b)	5,360,600
50,000	Gilead Sciences, Inc. (b)	4,593,000

		11,345,800

REAL ESTATE - 4.0%
86,347	American Tower Corp., REIT (b)	8,839,342

RETAILING - 7.9%
17,477	Amazon.com, Inc. (a)(b)	10,375,046
90,000	Lowe’s Cos., Inc. (b)	6,817,500

		17,192,546

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
60,701	QUALCOMM, Inc.	3,104,249

SOFTWARE & SERVICES - 25.9%
17,269	Alphabet, Inc., Class C (a)(b)	12,864,542
52,499	Baidu, Inc., ADR (a)(b)	10,021,009
95,624	Facebook, Inc., Class A (a)(b)	10,910,698
62,170	Intuit, Inc. (b)	6,466,302
124,340	PayPal Holdings, Inc. (a)	4,799,524
151,971	Visa, Inc., Class A (c)	11,622,742

		56,684,817

Shares		Value ($)

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
110,524	Apple, Inc. (b)	12,046,011

TRANSPORTATION - 1.3%
27,631	United Parcel Service, Inc., Class B	2,914,242

	Total Common Stocks (Cost $159,413,133)	218,641,622

Contracts

Purchased Put Options - 0.1%
500,000	Powershares QQQ Trust Series 1, Strike price $106.50, expires 04/22/2016	335,000

	Total Purchased Put Options (Cost $830,387)	335,000

Shares

Registered Investment Companies (d) - 8.9%
19,416,751	State Street Navigator Prime Securities Lending Portfolio	19,416,751

	Total Registered Investment Companies (Cost $19,416,751)	19,416,751

Total Investments - 109.1%		238,393,373

(Cost $179,660,271)

Securities Sold Short (e) - (3.9)%

EXCHANGE-TRADED FUNDS - (1.6)%
45,000	Consumer Discretionary Select Sector SPDR Fund, ETF	(3,557,250)

	Total Exchange-Traded Funds (Proceeds $3,197,551)	(3,557,250)

Common Stocks (f) - (2.3)%

RETAILING - (2.3)%
50,000	Netflix, Inc.	(5,111,500)

	Total Common Stocks (Proceeds $4,481,495)	(5,111,500)

	Total Securities Sold Short (Proceeds $7,679,046)	(8,668,750)

Other Assets & Liabilities, Net - (5.1)%		(11,151,952)

Net Assets - 100.0%		218,572,671

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $79,999,428.
(c)	Securities (or a portion of securities) on loan. As of March 31, 2016, the market value of securities loaned was $18,976,220. The loaned securities were secured with cash and securities collateral of $19,666,538. Collateral is calculated based on prior day’s prices. See Note 4.
(d)	Represents investments of cash collateral received in connection with securities lending.
(e)	As of March 31, 2016, $10,499,877 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(f)	No dividend payable on security sold short.

See accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO(unaudited) (continued)

As of March 31, 2016	Highland Premier Growth Equity Fund

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stock	$19,416,751	$19,416,751
Total Borrowings	$19,416,751	$19,416,751
Gross amount of recognized liabilities for securities lending transactions		$19,416,751

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

16	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Small-Cap Equity Fund

Shares		Value ($)

Common Stocks - 90.0%

BANKS - 4.7%
6,887	Iberiabank Corp.	353,096
16,775	PrivateBancorp, Inc. (a)	647,515
4,915	SVB Financial Group (b)	501,576

		1,502,187

CAPITAL GOODS - 2.3%
21,756	Luxfer Holdings PLC, ADR (a)	230,831
5,711	Teledyne Technologies, Inc. (b)	503,368

		734,199

COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
21,108	Resources Connection, Inc.	328,441
29,166	West Corp.	665,568

		994,009

CONSUMER DURABLES & APPAREL - 0.1%
697	Deckers Outdoor Corp. (a)(b)	41,757

CONSUMER SERVICES - 10.6%
41,340	ClubCorp Holdings, Inc. (a)	580,413
11,172	J Alexander’s Holdings, Inc. (a)(b)	117,976
31,149	K12, Inc. (a)(b)	308,064
55,127	SeaWorld Entertainment, Inc. (a)	1,160,975
34,412	Sonic Corp. (a)	1,209,926

		3,377,354

DIVERSIFIED FINANCIALS - 5.1%
64,683	FNFV Group (a)(b)	701,811
847	Greenhill & Co., Inc. (a)	18,803
19,093	Raymond James Financial, Inc. (a)	909,018

		1,629,632

ENERGY - 8.6%
5,000	Dril-Quip, Inc. (a)(b)	302,800
9,775	Forum Energy Technologies, Inc. (a)(b)	129,030
8,599	Oil States International, Inc. (b)	271,040
16,624	Sanchez Energy Corp. (b)	91,266
54,700	SemGroup Corp., Class A (a)	1,225,280
38,177	SM Energy Co. (a)	715,437

		2,734,853

FOOD & STAPLES RETAILING - 2.2%
23,028	SpartanNash Co.	697,979

HEALTHCARE EQUIPMENT & SERVICES - 9.5%
10,115	Air Methods Corp. (a)(b)	366,365
20,000	K2M Group Holdings, Inc. (a)(b)	296,600
28,102	LDR Holding Corp. (a)(b)	716,320
14,000	LHC Group, Inc. (a)(b)	497,840
16,445	MEDNAX, Inc. (a)(b)	1,062,676
10,000	Teladoc, Inc. (a)(b)	96,000

		3,035,801

MATERIALS - 4.6%
16,009	PolyOne Corp. (a)	484,272
6,335	Quaker Chemical Corp.	537,588
6,966	Sensient Technologies Corp. (a)	442,063

		1,463,923

Shares		Value ($)

MEDIA - 0.1%
768	John Wiley & Sons, Inc., Class A	37,547

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 23.6%
265,387	Amicus Therapeutics, Inc. (a)(b)	2,242,520
35,800	Coherus Biosciences, Inc. (a)(b)	760,034
80,000	Endocyte, Inc. (b)	248,000
34,925	Pacira Pharmaceuticals, Inc. (a)(b)	1,850,326
32,775	Portola Pharmaceuticals, Inc. (a)(b)	668,610
56,500	ProQR Therapeutics NV (a)(b)	275,720
29,050	Relypsa, Inc. (a)(b)	393,628
17,050	Ultragenyx Pharmaceutical, Inc. (a)(b)	1,079,436

		7,518,274

REAL ESTATE - 0.1%
1,087	RLJ Lodging Trust, REIT	24,871

RETAILING - 4.2%
5,814	Group 1 Automotive, Inc. (a)	341,224
31,439	LKQ Corp. (b)	1,003,847

		1,345,071

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
20,875	Semtech Corp. (a)(b)	459,041

SOFTWARE & SERVICES - 4.7%
14,850	CoreLogic, Inc. (b)	515,295
12,308	Cornerstone OnDemand, Inc. (a)(b)	403,333
9,116	SS&C Technologies Holdings, Inc. (a)	578,137

		1,496,765

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
1,542	Control4 Corp. (a)(b)	12,274
5,435	Zebra Technologies Corp., Class A (a)(b)	375,015

		387,289

UTILITIES - 3.9%
81,250	Calpine Corp. (b)	1,232,562

	Total Common Stocks (Cost $29,459,596)	28,713,114

Master Limited Partnerships - 22.3%

DIVERSIFIED FINANCIALS - 3.5%
232,000	Fortress Investment Group LLC, Class A	1,108,960

ENERGY - 18.8%
73,200	Boardwalk Pipeline Partners LP	1,078,967
104,000	Dynagas LNG Partners LP	1,185,600
187,700	Energy Transfer Equity LP	1,338,301
22,150	Tesoro Logistics LP	1,011,369
39,500	Western Gas Equity Partners LP	1,407,780

		6,022,017

	Total Master Limited Partnerships (Cost $5,251,745)	7,130,977

Registered Investment Companies (c) - 24.3%
7,752,734	State Street Navigator Prime Securities Lending Portfolio	7,752,734

	Total Registered Investment Companies (Cost $7,752,734)	7,752,734

See accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Small-Cap Equity Fund

Shares		Value ($)

Cash Equivalents - 0.2%
52,857	State Street Institutional Liquid Reserves Fund	52,857

	Total Cash Equivalents (Cost $52,857)	52,857

Total Investments - 136.8%		43,649,682

(Cost $42,516,932)
Other Assets & Liabilities, Net - (36.8)%		(11,743,471)

Net Assets - 100.0%		31,906,211

(a)	Securities (or a portion of securities) on loan. As of March 31, 2016, the market value of securities loaned was $8,826,258. The loaned securities were secured with cash and securities collateral of $8,848,702. Collateral is calculated based on prior day’s prices. See Note 4.
(b)	Non-income producing security.
(c)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stock	$7,752,734	$7,752,734
Total Borrowings	$7,752,734	$7,752,734
Gross amount of recognized liabilities for securities lending transactions		$7,752,734

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

18	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 5.3%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
107,853	Federal National Mortgage Assoc. REMIC Series 2012-93, Class SW 5.67%, 09/25/2042 (a)(b)	17,044
7,557	Federal National Mortgage Assoc. STRIPS Series 354, Class 1 12/25/2034 (c)	7,309

	Total Agency Collateralized Mortgage Obligations (Cost $28,296)	24,353

AGENCY MORTGAGE-BACKED SECURITIES - 3.1%
90,652	Federal Home Loan Mortgage Corp. 5.00%, 06/01/2041	101,808
	Federal National Mortgage Assoc.
617,257	3.00%, 02/01/2043 - 06/01/2043 (d)	635,118
283,462	3.50%, 11/01/2042 - 02/01/2043 (d)	299,564
129,758	4.00%, 02/01/2044	139,427
277,587	4.50%, 02/01/2040 - 01/01/2041 (d)	303,034
133,075	5.00%, 06/01/2041	150,428
	Government National Mortgage Assoc.
183,353	3.00%, 04/20/2043 - 06/20/2043 (d)	190,371
192,462	3.50%, 05/20/2043	203,961
229,249	4.00%, 01/20/2041 - 04/20/2043 (d)	247,137
94,568	4.50%, 05/20/2040 - 03/20/2041 (d)	102,975

	Total Agency Mortgage-Backed Securities (Cost $2,304,754)	2,373,823

ASSET-BACKED SECURITIES - 0.0%
2	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A 1.18%, 01/25/2034 (b)	2

	Total Asset-Backed Securities (Cost $2)	2

CORPORATE BONDS & NOTES - 1.2%

BANKS - 0.0%
27,000	Bank of America Corp. 2.60%, 01/15/2019	27,475

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
31,000	ACCO Brands Corp. 6.75%, 04/30/2020 (e)	32,937

CONSUMER DURABLES & APPAREL - 0.0%
19,000	Lennar Corp. 4.50%, 11/15/2019	19,855

CONSUMER SERVICES - 0.1%
32,000	MGM Resorts International 5.25%, 03/31/2020 (e)	32,960

DIVERSIFIED FINANCIALS - 0.3%
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (f)	152,469

Principal Amount ($)		Value ($)

DIVERSIFIED FINANCIALS (continued)
19,000	General Motors Financial Co., Inc. 3.00%, 09/25/2017	19,182
12,000	3.50%, 07/10/2019	12,315
13,000	Hyundai Capital America 2.13%, 10/02/2017 (f)	13,037

		197,003

ENERGY - 0.1%
14,000	Kinder Morgan, Inc. 3.05%, 12/01/2019	13,795
42,000	5.63%, 11/15/2023(f)	42,675

		56,470

FOOD & STAPLES RETAILING - 0.1%
43,000	Aramark Services, Inc. 5.75%, 03/15/2020	44,371

FOOD, BEVERAGE & TOBACCO - 0.0%
27,000	Constellation Brands, Inc. 7.25%, 09/01/2016	27,574

HEALTHCARE EQUIPMENT & SERVICES - 0.2%
44,000	HCA, Inc. 6.50%, 02/15/2020	48,400
9,000	Medtronic, Inc. 2.50%, 03/15/2020	9,319
50,000	Tenet Healthcare Corp. 4.75%, 06/01/2020	51,500
30,000	6.00%, 10/01/2020	32,100

		141,319

INSURANCE - 0.0%
21,000	CNA Financial Corp. 5.88%, 08/15/2020	23,462

MEDIA - 0.0%
15,000	Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	15,082

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
26,000	Roche Holdings, Inc. 2.25%, 09/30/2019 (f)	26,806
15,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (f)	12,525

		39,331

REAL ESTATE - 0.1%
49,000	American Tower Corp. 3.40%, 02/15/2019	50,266
30,000	Iron Mountain, Inc. 6.00%, 08/15/2023	31,650

		81,916

RETAILING - 0.0%
18,000	Glencore Funding LLC 2.50%, 01/15/2019 (f)	16,560

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
16,000	Xilinx, Inc. 2.13%, 03/15/2019	16,093

See accompanying Notes to Financial Statements.	19

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Total Return Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

TELECOMMUNICATION SERVICES - 0.2%
17,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	18,785
505,000	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	116,150

		134,935

UTILITIES - 0.0%
24,000	Dominion Resources, Inc. 1.95%, 08/15/2016 (e)	24,078

	Total Corporate Bonds & Notes (Cost $1,106,223)	931,421

FOREIGN CORPORATE BONDS & NOTES - 0.5%

BANKS - 0.3%
200,000	Barclays Bank PLC 2.25%, 05/10/2017 (e)(f)	202,503

CAPITAL GOODS - 0.1%
61,000	Bombardier, Inc. 7.75%, 03/15/2020 (f)	52,765
18,000	4.75%, 04/15/2019 (e)(f)	15,705

		68,470

MEDIA - 0.0%
27,000	Cogeco Communications, Inc. 4.88%, 05/01/2020 (f)	27,895

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
23,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (e)(f)	20,988

UTILITIES - 0.1%
64,000	Electricite de France SA 2.15%, 01/22/2019 (f)	64,768

	Total Foreign Corporate Bonds & Notes (Cost $395,416)	384,624

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 0.5%
55,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.48%, 01/15/2049 (b)	55,638
30,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (b)	31,105
53,507	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18, Class A4 5.44%, 06/12/2047	54,456
60,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class C 4.89%, 01/15/2047 (b)	59,598
	LB-UBS Commercial Mortgage Trust
40,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (f)	41,380

Principal Amount ($)		Value ($)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
35,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (b)	36,282
55,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (b)	55,497
30,000	Morgan Stanley Capital I Trust Series 2007-IQ16, Class AMA 6.05%, 12/12/2049 (b)	31,206
40,000	WF-RBS Commercial Mortgage Trust Series 2014-LC14, Class AS 4.35%, 03/15/2047 (b)	43,546

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $427,423)	408,708

	Total Bonds & Notes (Cost $4,262,114)	4,122,931

Shares

Domestic Equity - 60.2%

COMMON STOCKS - 59.4%

CONSUMER DURABLES & APPAREL - 1.8%
163,918	UCP, Inc., Class A (e)(g)	1,317,901

CONSUMER SERVICES - 3.0%
24,450	Wynn Resorts, Ltd. (e)	2,284,364

DIVERSIFIED FINANCIALS - 15.4%
41,760	Bank of New York Mellon Corp. (The)	1,538,021
6,880	Berkshire Hathaway, Inc., Class B (g)	976,134
33,875	Charles Schwab Corp. (The) (e)	949,178
55,600	Leucadia National Corp. (e)	899,052
28,801	Oaktree Capital Group LLC	1,420,753
576,222	PICO Holdings, Inc. (e)(g)	5,894,751

		11,677,889

ENERGY - 0.3%
5,200	Baker Hughes, Inc.	227,916

FOOD, BEVERAGE & TOBACCO - 1.9%
35,600	Mondelez International, Inc., Class A (e)	1,428,272

MEDIA - 8.5%
80,297	DreamWorks Animation SKG, Inc., Class A (e)(g)	2,003,410
108,270	Live Nation Entertainment, Inc. (e)(g)	2,415,504
71,660	Twenty-First Century Fox, Inc., Class B (e)	2,020,812

		6,439,726

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
11,225	Biogen, Inc. (e)(g)	2,922,092
4,650	BioMarin Pharmaceutical, Inc. (e)(g)	383,532
16,400	Gilead Sciences, Inc.	1,506,504
78,191	Pfizer, Inc. (e)	2,317,581

		7,129,709

20	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Total Return Fund

Shares		Value ($)

Domestic Equity (continued)

COMMON STOCKS (continued)

REAL ESTATE INVESTMENT TRUST - 4.7%
19,580	Alexander & Baldwin, Inc. (e)	718,194
72,100	Gramercy Property Trust	609,245
79,837	Great Ajax Corp., REIT (e)	893,376
14,000	Starwood Property Trust, Inc., REIT	265,020
116,900	VEREIT, Inc., REIT (e)	1,036,903

		3,522,738

RETAILING - 3.1%
81,515	FTD Cos., Inc. (e)(g)	2,139,769
20,500	Staples, Inc.	226,115

		2,365,884

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
31,684	QUALCOMM, Inc.	1,620,320

SOFTWARE & SERVICES - 5.0%
581	Alphabet, Inc., Class A (g)	443,245
2,303	Alphabet, Inc., Class C (g)	1,715,620
39,472	Oracle Corp.	1,614,799

		3,773,664

TELECOMMUNICATION SERVICES - 4.1%
59,285	Level 3 Communications, Inc. (g)	3,133,212

	Total Common Stocks (Cost $44,907,064)	44,921,595

PREFERRED STOCKS - 0.8%

DIVERSIFIED FINANCIALS - 0.7%
12,635	Ally Financial, Inc., Series A (b)(e)	321,687
150	Wells Fargo & Co., Series L	180,752

		502,439

REAL ESTATE - 0.1%
2,600	Kimco Realty Corp., Series I	67,366
100	Regency Centers Corp., Series 6	2,601

		69,967

	Total Preferred Stocks (Cost $575,951)	572,406

	Total Domestic Equity (Cost $45,483,015)	45,494,001

Foreign Equity - 12.4%

COMMON STOCKS - 11.6%

FOOD, BEVERAGE & TOBACCO - 2.3%
8,000	Diageo PLC	216,343
14,105	Diageo PLC, ADR	1,521,506

		1,737,849

Shares		Value ($)

MEDIA - 2.9%
98,809	Lions Gate Entertainment Corp. (e)	2,158,976

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
10,562	Allergan PLC (g)	2,830,933
5,100	Mylan NV (g)	236,385
33,480	Teva Pharmaceutical Industries, Ltd., ADR	1,791,515

		4,858,833

	Total Common Stocks (Cost $10,024,937)	8,755,658

PREFERRED STOCKS - 0.8%

INDUSTRIAL - 0.8%
660	Teva Pharmaceutical Industries, Ltd.	583,400

	Total Preferred Stocks (Cost $597,825)	583,400

	Total Foreign Equity (Cost $10,622,762)	9,339,058

Registered Investment Companies - 35.4%
83,555	Ares Dynamic Credit Allocation Fund, Inc.	1,117,966
1,199	BlackRock Debt Strategies Fund, Inc.	4,160
1	BlackRock Taxable Municipal Bond Trust	23
1	CBRE Clarion Global Real Estate Income Fund	8
65,361	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	1,500,689
32,853	Diversified Real Asset Income Fund	519,077
31,239	Nuveen Global High Income Fund	433,285
226,743	PIMCO Corporate & Income Opportunity Fund	3,090,507
20,109,459	State Street Navigator Prime Securities Lending Portfolio (h)	20,109,459

	Total Registered Investment Companies (Cost $27,065,631)	26,775,174

CASH EQUIVALENTS - 10.2%
7,726,195	State Street Institutional Liquid Reserves Fund	7,726,195

	Total Cash Equivalents (Cost $7,726,195)	7,726,195

Total Investments - 123.5%		93,457,359

(Cost $95,159,717)
Other Assets & Liabilities, Net - (23.5)%		(17,781,136)

Net Assets - 100.0%		75,676,223

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2016.

See accompanying Notes to Financial Statements.	21

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Total Return Fund

(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Securities (or a portion of securities) on loan. As of March 31, 2016, the market value of securities loaned was $20,614,899. The loaned securities were secured with cash and securities collateral of $21,128,554. Collateral is calculated based on prior day’s prices. See Note 4.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $690,076 or 0.9% of net assets.
(g)	Non-income producing security.
(h)	Represents investments of cash collateral received in connection with securities lending.

Glossary:

ADR	American Depositary Receipt
PIK	Payment-in-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security

The Fund invested in the following countries as of March 31, 2016:

Country	Percentage (based on Total Investments)
United States	95.2%
Israel	2.5%
United Kingdom	2.1%
Canada	0.1%
France	0.1%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)
Pharmaceuticals, Biotechnology & Life Sciences	10.9%	2.6%	13.5%
Diversified Financials	13.0%	0.0%	13.0%
Media	9.2%	0.0%	9.2%
Software & Services	4.0%	0.0%	4.0%
Real Estate Investment Trust	3.8%	0.0%	3.8%
Telecommunication Services	3.4%	0.0%	3.4%
Food, Beverage & Tobacco	1.5%	1.9%	3.4%
Retailing	2.5%	0.0%	2.5%
Consumer Services	2.4%	0.0%	2.4%
Semiconductors & Semiconductor Equipment	1.7%	0.0%	1.7%
Consumer Durables & Apparel	1.4%	0.0%	1.4%
Energy	0.3%	0.0%	0.3%
Real Estate	0.1%	0.0%	0.1%

			58.7%

Sector	Percentage (based on Total Investments)
Agency Mortgage-Backed Securities	2.5%
Corporate Bonds & Notes	1.0%
Other (each less than 1.0%)	0.9%

4.4%

Other Instruments	Percentage (based on Total Investments)
Registered Investment Companies	28.6%
Cash Equivalents	8.3%

36.9%

100.0%

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$303,850	$303,850
Common Stock	19,805,609	19,805,609
Total Borrowings	$20,109,459	$20,109,459
Gross amount of recognized liabilities for securities lending transactions		$20,109,459

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

22	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds & Notes - 69.8%

ALASKA - 2.1%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	598,620

ARIZONA - 1.9%
475,000	Arizona Sports & Tourism Authority 5.00%, 07/01/2025	537,904

CALIFORNIA - 7.4%
500,000	California State Department of Water Resources 5.00%, 12/01/2021	602,670
500,000	Los Angeles County Public Works Financing Authority 5.00%, 12/01/2027	622,650
435,000	Oxnard Financing Authority Insured: AGM 5.00%, 06/01/2028	526,189
18,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	19,989
250,000	State of California 5.25%, 04/01/2035	297,197

		2,068,695

COLORADO - 2.2%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	612,990

CONNECTICUT - 5.3%
500,000	State of Connecticut 5.00%, 01/01/2022	587,010
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	301,535
500,000	Town of Fairfield, CT 5.00%, 01/01/2021	590,555

		1,479,100

DISTRICT OF COLUMBIA - 2.1%
500,000	District of Columbia 5.00%, 04/01/2030 (a)	577,305

FLORIDA - 2.5%
350,000	City of Lakeland, FL 5.00%, 11/15/2033	402,763
250,000	City of Tampa, FL 5.00%, 10/01/2027	297,100

		699,863

GEORGIA - 6.6%
500,000	City of Atlanta Department of Aviation 5.00%, 01/01/2033	588,595
500,000	City of Atlanta, GA Water & Wastewater Insured: AGM 5.75%, 11/01/2030	701,170
500,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	557,695

		1,847,460

Principal Amount ($)		Value ($)

HAWAII - 2.1%
500,000	State of Hawaii Airports System 5.25%, 07/01/2024	584,795

ILLINOIS - 5.0%
500,000	City of Chicago, IL Motor Fuel Tax Insured: AGM 5.00%, 01/01/2031	537,100
460,000	Illinois Financing Authority 5.00%, 11/15/2027	521,272
315,000	Illinois State University Insured: AGM 4.00%, 04/01/2027	339,192

		1,397,564

INDIANA - 2.0%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	562,515

KENTUCKY - 4.1%
500,000	Kentucky Municipal Power Agency Insured: NATL-RE 5.00%, 09/01/2024	601,365
500,000	Kentucky State Property & Building Commission Insured: AGC 5.25%, 02/01/2027	556,610

		1,157,975

MAINE - 1.8%
425,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	494,007

MASSACHUSETTS - 2.1%
500,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	597,550

MISSOURI - 2.1%
500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	578,740

NEW JERSEY - 4.1%
35,000	Atlantic County Improvement Authority Insured: NATL-RE 7.40%, 07/01/2016	35,584
500,000	New Jersey Economic Development Authority Insured: AGM 5.00%, 06/15/2029	568,260
500,000	New Jersey Educational Facilities Authority 5.00%, 06/15/2026	548,150

		1,151,994

NEW YORK - 2.3%
90,000	New York State Dormitory Authority 7.38%, 07/01/2016	91,503

See accompanying Notes to Financial Statements.	23

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)

Municipal Bonds & Notes (continued)

NEW YORK (continued)
500,000	New York State Urban Development Corp. 5.50%, 01/01/2019	561,935

		653,438

NORTH CAROLINA - 2.1%
500,000	City of Charlotte, NC 5.00%, 06/01/2023	579,875

OHIO - 2.0%
500,000	City of Cleveland, OH Airport System 5.00%, 01/01/2031	550,675

PENNSYLVANIA - 4.9%
190,000	City of Philadelphia, PA Gas Works Insured: NATL-RE 7.00%, 05/15/2020	213,587
480,000	Pennsylvania State Higher Educational Facilities Authority 5.00%, 09/01/2029	572,304
500,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2032	575,490

		1,361,381

SOUTH CAROLINA - 1.9%
500,000	Georgetown County School District, SC Insured: SCSDE 5.00%, 03/01/2018	539,930

TENNESSEE - 2.1%
500,000	County of Shelby, TN 5.00%, 03/01/2021	576,000

TEXAS - 1.1%
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	309,160

	Total Municipal Bonds & Notes (Cost $18,109,024)	19,517,536

Shares

Cash Equivalents - 38.9%
10,878,536	State Street Institutional Liquid Reserves Fund	10,878,536

	Total Cash Equivalents (Cost $10,878,536)	10,878,536

Total Investments - 108.7%		30,396,072

(Cost $28,987,560)
Other Assets & Liabilities, Net - (8.7)%		(2,425,212)

Net Assets - 100.0%		27,970,860

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect on March 31, 2016.

Glossary:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
NATL-RE	National Public Finance Guarantee Corp.
SCSDE	South Carolina School State Department of Education
ST RES FD GTY	State Resource Fund Guaranty

24	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes - 82.9%

AGENCY COLLATERALIZED MORTGAGE OBLIGATION - 0.1%
168,569	Federal National Mortgage Assoc. REMIC Series 2010-16, Class PA 4.50%, 02/25/2040	182,560

	Total Agency Collateralized Mortgage Obligations (Cost $173,147)	182,560

AGENCY MORTGAGE-BACKED SECURITIES - 16.4%
	Federal Home Loan Mortgage Corp.
1,726,858	4.00%, 05/01/2044	1,863,452
286,674	5.00%, 06/01/2041	321,953
	Federal National Mortgage Assoc.
89,174	2.17%, 06/01/2033 (a)	93,541
4,778,502	3.00%, 02/01/2043 - 06/01/2043 (b)	4,916,840
2,094,340	3.50%, 11/01/2042 - 02/01/2043 (b)	2,214,007
2,623,050	4.00%, 01/01/2041 - 03/01/2044 (b)	2,823,641
3,975,459	4.50%, 10/01/2039 - 04/01/2041 (b)	4,340,036
420,825	5.00%, 06/01/2041	475,701
91,459	5.50%, 01/01/2039	102,778
	Government National Mortgage Assoc.
2,160,298	3.50%, 05/20/2043	2,289,373
2,323,425	4.00%, 01/20/2041 - 04/20/2043 (b)	2,505,042

	Total Agency Mortgage-Backed Securities (Cost $21,396,854)	21,946,364

ASSET-BACKED SECURITIES - 0.4%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (c)	331,914
150,000	Ford Credit Auto Owner Trust Series 2012-A, Class C 2.40%, 11/15/2017	150,249

	Total Asset-Backed Securities (Cost $482,185)	482,163

CORPORATE BONDS & NOTES - 33.9%

AUTOMOBILES & COMPONENTS - 0.1%
147,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	152,329

BANKS - 3.0%
	Bank of America Corp.
495,000	2.00%, 01/11/2018	497,254
128,000	4.10%, 07/24/2023	134,861
	Bank of America Corp., MTN
380,000	2.38%, 09/28/2020 (a)	377,914
311,000	4.00%, 04/01/2024	326,784
162,000	4.13%, 01/22/2024	171,891
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	501,028
750,000	Mellon Capital IV 4.00%, 05/20/2016 (a)(d)	558,750
250,000	People’s United Bank NA 4.00%, 07/15/2024	246,506
884,000	Wells Fargo & Co. 5.90%, 06/15/2024 (a)(d)	896,984

Principal Amount ($)		Value ($)

BANKS (continued)
230,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026	241,697

		3,953,669

CAPITAL GOODS - 1.1%
750,000	Ares Capital Corp. 4.88%, 11/30/2018	770,995
96,000	Cargill, Inc. 6.00%, 11/27/2017 (c)	103,093
213,000	DigitalGlobe, Inc. 5.25%, 02/01/2021 (c)	194,895
228,000	Eaton Corp. 2.75%, 11/02/2022	228,455
206,000	Illinois Tool Works, Inc. 3.50%, 03/01/2024	222,286

		1,519,724

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
112,000	Catholic Health Initiatives 2.95%, 11/01/2022	112,360
747,000	Pitney Bowes, Inc. 4.63%, 03/15/2024 (e)	763,052

		875,412

CONSUMER DURABLES & APPAREL - 0.6%
500,000	Lennar Corp. 4.75%, 12/15/2017	513,750
307,000	Mattel, Inc. 2.35%, 05/06/2019	311,154

		824,904

DIVERSIFIED FINANCIALS - 9.5%
750,000	Ally Financial, Inc. 2.75%, 01/30/2017	748,125
500,000	American Express Co. 4.90%, 03/15/2020 (a)(d)	449,375
395,000	American Express Credit Corp., MTN 1.13%, 06/05/2017	394,709
	Citigroup, Inc.
217,000	1.75%, 05/01/2018	216,515
202,000	5.50%, 09/13/2025	221,462
750,000	5.88%, 03/27/2020 (a)(d)	725,625
150,000	CNH Industrial Capital LLC 3.38%, 07/15/2019 (e)	145,500
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (c)	152,469
	Ford Motor Credit Co. LLC
750,000	1.87%, 05/09/2016 (a)	750,580
200,000	5.88%, 08/02/2021	229,494
750,000	General Electric Capital Corp., MTN 0.92%, 05/13/2024 (a)	705,782
750,000	General Motors Financial Co., Inc. 1.98%, 04/10/2018 (a)	743,389
	Goldman Sachs Group, Inc. (The)
267,000	2.38%, 01/22/2018	270,553
311,000	2.63%, 01/31/2019	317,364
104,000	2.90%, 07/19/2018	106,487
247,000	4.00%, 03/03/2024	259,423
516,000	Goldman Sachs Group, Inc. (The), MTN 2.04%, 08/26/2020 (a)	515,915

See accompanying Notes to Financial Statements.	25

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

DIVERSIFIED FINANCIALS (continued)
219,000	Hyundai Capital America 2.13%, 10/02/2017 (c)	219,628
500,000	International Lease Finance Corp. 2.58%, 06/15/2016 (a)	500,491
296,000	JPMorgan Chase & Co. 5.00%, 07/01/2019 (a)(d)	283,050
500,000	Lazard Group LLC 4.25%, 11/14/2020	522,689
	Morgan Stanley
208,000	2.13%, 04/25/2018	209,547
147,000	4.75%, 03/22/2017	151,860
224,000	4.88%, 11/01/2022	243,035
133,000	5.00%, 11/24/2025	144,212
	Morgan Stanley, MTN
500,000	1.87%, 01/16/2020 (a)	498,807
500,000	3.00%, 02/21/2020 (a)(f)	486,300
237,000	4.10%, 05/22/2023	244,781
750,000	Stifel Financial Corp. 3.50%, 12/01/2020	750,510
1,000,000	UBS AG 5.13%, 05/15/2024	1,016,250
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (c)(e)	489,864

		12,713,791

ENERGY - 2.1%
90,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	86,849
500,000	Chesapeake Energy Corp. 3.87%, 04/15/2019 (a)	196,250
98,000	Continental Resources, Inc. 4.90%, 06/01/2044	73,500
500,000	Devon Energy Corp. 1.17%, 12/15/2016 (a)	489,994
259,000	Energy Transfer Partners LP 6.50%, 02/01/2042	235,832
73,000	Freeport-McMoran Oil & Gas LLC 6.50%, 11/15/2020	58,765
65,000	Kerr-McGee Corp. 6.95%, 07/01/2024	68,908
	Kinder Morgan Energy Partners LP
181,000	3.50%, 09/01/2023	164,245
205,000	4.30%, 05/01/2024	195,147
514,000	Linn Energy LLC 6.25%, 11/01/2019	59,110
96,000	Newfield Exploration Co. 5.75%, 01/30/2022	94,050
146,000	Rowan Cos., Inc. 4.75%, 01/15/2024	100,397
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	115,950
214,000	Unit Corp. 6.63%, 05/15/2021	108,605
	Williams Cos., Inc. (The)
197,000	4.55%, 06/24/2024	150,705
99,000	5.75%, 06/24/2044	66,330

Principal Amount ($)		Value ($)

ENERGY (continued)
317,000	Williams Partners LP 5.25%, 03/15/2020	304,046
211,000	WPX Energy, Inc. 5.25%, 01/15/2017 (e)	208,890

		2,777,573

FOOD & STAPLES RETAILING - 0.2%
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	284,580

FOOD, BEVERAGE & TOBACCO - 0.8%
	Altria Group, Inc.
108,000	2.95%, 05/02/2023	111,978
108,000	4.50%, 05/02/2043	116,500
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	200,836
210,000	Constellation Brands, Inc. 7.25%, 09/01/2016	214,462
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	148,548
112,000	JBS USA LLC 5.88%, 07/15/2024 (c)	101,640
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	115,380

		1,009,344

HEALTHCARE EQUIPMENT & SERVICES - 0.6%
207,000	Anthem, Inc. 3.30%, 01/15/2023	209,593
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	398,179
114,000	HCA, Inc. 6.50%, 02/15/2020	125,400

		733,172

INSURANCE - 1.5%
119,000	Allstate Corp. (The) 5.75%, 08/15/2053 (a)	121,157
167,000	American International Group, Inc. 3.38%, 08/15/2020	172,710
750,000	Assured Guaranty US Holdings, Inc. 5.00%, 07/01/2024 (e)	797,418
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	245,355
253,000	Five Corners Funding Trust 4.42%, 11/15/2023 (c)	265,628
	Genworth Holdings, Inc.
103,000	4.80%, 02/15/2024	75,963
101,000	7.70%, 06/15/2020	89,637
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (c)	228,125

		1,995,993

MATERIALS - 0.3%
257,000	Hexion, Inc. 6.63%, 04/15/2020	214,595
208,000	Huntsman International LLC 4.88%, 11/15/2020 (e)	206,960

		421,555

26	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

MEDIA - 1.3%
205,000	Cequel Communications Holdings I LLC 5.13%, 12/15/2021 (c)	192,188
103,000	Comcast Corp. 4.75%, 03/01/2044	116,463
75,000	iHeartCommunications, Inc. 10.00%, 01/15/2018 (e)	24,000
238,000	Omnicom Group, Inc. 3.63%, 05/01/2022	250,179
	Time Warner Cable, Inc.
750,000	5.85%, 05/01/2017	782,030
189,000	5.88%, 11/15/2040	196,237
168,000	Time Warner, Inc. 5.35%, 12/15/2043	179,447

		1,740,544

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
	AbbVie, Inc.
203,000	1.75%, 11/06/2017	204,019
143,000	2.00%, 11/06/2018	144,592
205,000	Celgene Corp. 3.63%, 05/15/2024	212,251
187,000	Endo Finance LLC & Endo Finco, Inc. 5.88%, 01/15/2023 (c)	179,052
209,000	Gilead Sciences, Inc. 3.70%, 04/01/2024	224,471
97,000	Mylan, Inc. 5.40%, 11/29/2043	96,771
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	175,695
124,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020 (c)	103,540

		1,340,391

REAL ESTATE - 3.1%
148,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	152,639
220,000	American Tower Corp., REIT 3.40%, 02/15/2019	225,684
750,000	CBRE Services, Inc. 5.00%, 03/15/2023	767,876
	Corporate Office Properties LP, REIT
139,000	3.60%, 05/15/2023	130,775
750,000	5.25%, 02/15/2024 (e)	773,198
750,000	EPR Properties, REIT 5.75%, 08/15/2022	809,660
610,000	Hospitality Properties Trust, REIT 4.50%, 06/15/2023	606,988
164,000	National Retail Properties, Inc., REIT 3.90%, 06/15/2024	168,387
500,000	Potlatch Corp., REIT 7.50%, 11/01/2019	537,500

		4,172,707

Principal Amount ($)		Value ($)

RETAILING - 1.2%
	Bed Bath & Beyond, Inc.
98,000	3.75%, 08/01/2024 (e)	99,075
29,000	4.92%, 08/01/2034	26,233
750,000	Coach, Inc. 4.25%, 04/01/2025	743,537
	Glencore Funding LLC
311,000	2.50%, 01/15/2019 (c)	286,120
157,000	4.13%, 05/30/2023 (c)	128,538
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	128,465
227,000	Target Corp. 3.50%, 07/01/2024	249,255

		1,661,223

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	105,612

SOFTWARE & SERVICES - 0.9%
750,000	eBay, Inc. 2.20%, 08/01/2019	754,535
310,000	International Business Machines Corp. 3.63%, 02/12/2024	333,323
154,000	Oracle Corp. 3.63%, 07/15/2023	166,968

		1,254,826

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
308,000	Apple, Inc. 2.85%, 05/06/2021	323,177
520,000	HP, Inc. 2.75%, 01/14/2019 (e)	529,418
750,000	Lexmark International, Inc. 5.13%, 03/15/2020	783,731
500,000	Motorola Solutions, Inc. 3.50%, 03/01/2023	459,985
230,000	Seagate HDD Cayman 4.75%, 01/01/2025	179,946
750,000	Xerox Corp. 2.95%, 03/15/2017	754,682

		3,030,939

TELECOMMUNICATION SERVICES - 2.0%
	AT&T, Inc.
262,000	2.38%, 11/27/2018	267,814
156,000	4.45%, 04/01/2024	169,132
336,000	5.15%, 03/15/2042	339,884
96,000	Frontier Communications Corp. 7.13%, 03/15/2019	99,120
283,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	312,715
	L-3 Communications Corp.
139,000	1.50%, 05/28/2017	138,563
154,000	3.95%, 05/28/2024	148,468
119,000	Sprint Corp. 7.25%, 09/15/2021	91,481
	Verizon Communications, Inc.
494,000	1.35%, 06/09/2017	495,562
216,000	5.15%, 09/15/2023	249,702

See accompanying Notes to Financial Statements.	27

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

CORPORATE BONDS & NOTES (continued)

TELECOMMUNICATION SERVICES (continued)
150,000	6.55%, 09/15/2043	198,303
215,000	Windstream Services LLC 6.38%, 08/01/2023 (e)	158,562

		2,669,306

TRANSPORTATION - 0.2%
246,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	246,427

UTILITIES - 1.3%
103,000	CMS Energy Corp. 4.88%, 03/01/2044	109,932
276,000	Dominion Resources, Inc. 1.95%, 08/15/2016	276,897
146,000	Duke Energy Corp. 3.75%, 04/15/2024	152,900
215,000	Eversource Energy 1.45%, 05/01/2018	213,203
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	120,955
142,000	PacifiCorp 6.25%, 10/15/2037	185,825
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044	135,574
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	323,824
259,000	Southern Co. (The) 2.45%, 09/01/2018	263,295

		1,782,405

	Total Corporate Bonds & Notes (Cost $46,217,617)	45,266,426

FOREIGN CORPORATE BONDS & NOTES - 7.1%

BANKS - 1.6%
500,000	Bank of Nova Scotia (The), MTN 0.89%, 08/28/2019 (a)	508,815
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (c)	201,773
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (c)	187,597
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (c)	397,890
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (c)	251,580
441,000	Royal Bank of Canada 1.20%, 09/19/2017	440,659
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (c)	218,264

		2,206,578

CAPITAL GOODS - 0.7%
200,000	Ardagh Packaging Finance PLC 3.63%, 12/15/2019 (a)(c)(e)	197,500
750,000	BlackRock Capital Investment Corp. 5.50%, 02/15/2018	759,844

		957,344

Principal Amount ($)		Value ($)

DIVERSIFIED FINANCIALS - 0.9%
400,000	Credit Suisse AG 2.60%, 05/27/2016 (c)	400,962
304,000	Invesco Finance PLC 3.13%, 11/30/2022	310,430
500,000	Prospect Capital Corp. 5.50%, 08/15/2016	501,250

		1,212,642

ENERGY - 1.9%
	BP Capital Markets PLC
207,000	3.81%, 02/10/2024	215,429
108,000	1.38%, 05/10/2018	107,397
205,000	CNOOC Nexen Finance 2014 ULC 4.25%, 04/30/2024	212,477
138,000	Nexen, Inc. 6.40%, 05/15/2037	157,488
	Petrobras Global Finance BV
493,000	2.76%, 01/15/2019 (a)	401,845
286,000	3.50%, 02/06/2017	282,196
201,000	5.38%, 01/27/2021	166,655
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	96,520
325,000	Shell International Finance BV 3.40%, 08/12/2023	337,188
	Statoil ASA
319,000	3.70%, 03/01/2024 (e)	333,542
106,000	4.80%, 11/08/2043	114,302
95,000	Weatherford International, Ltd. 5.95%, 04/15/2042	66,500

		2,491,539

FOOD, BEVERAGE & TOBACCO - 0.2%
217,000	Diageo Capital PLC 1.13%, 04/29/2018 (e)	216,216

INSURANCE - 0.1%
100,000	XLIT, Ltd. 5.25%, 12/15/2043	104,297

MATERIALS - 0.4%
205,000	Agrium, Inc. 4.90%, 06/01/2043	195,806
103,000	Kinross Gold Corp. 5.95%, 03/15/2024	88,099
	Teck Resources, Ltd.
192,000	3.75%, 02/01/2023	127,561
109,000	5.40%, 02/01/2043 (e)	60,495
157,000	Yamana Gold, Inc. 4.95%, 07/15/2024	132,881

		604,842

MEDIA - 0.1%
208,000	Cogeco Communications, Inc. 4.88%, 05/01/2020 (c)	214,895

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
	Actavis Funding SCS
237,000	1.30%, 06/15/2017	236,229
197,000	3.85%, 06/15/2024	206,835
99,000	4.85%, 06/15/2044	105,840

28	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

FOREIGN CORPORATE BONDS & NOTES (continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
213,000	Perrigo Co. PLC 2.30%, 11/08/2018	212,928
151,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018 (c)(e)	137,788

		899,620

SOFTWARE & SERVICES - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019 (c)	112,986

TELECOMMUNICATION SERVICES - 0.4%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	327,004
200,000	Telecom Italia SpA 5.30%, 05/30/2024 (c)	205,750

		532,754

	Total Foreign Corporate Bonds & Notes (Cost $9,838,429)	9,553,713

MUNICIPAL BONDS & NOTES - 3.9%
635,000	Comstock Park Public Schools 6.30%, 05/01/2026	714,134
	Industry Public Facilities Authority of California
750,000	5.04%, 01/01/2027	798,427
750,000	5.75%, 01/01/2024	754,500
720,000	New York State Dormitory Authority 5.00%, 01/01/2024	727,668
850,000	Pennsylvania Turnpike Commission 7.47%, 06/01/2025	984,903
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	334,922
300,000	San Francisco City & County Redevelopment Agency 8.26%, 08/01/2029	389,223
470,000	Stanton Redevelopment Agency 8.63%, 12/01/2025	572,897

	Total Municipal Bonds & Notes (Cost $5,178,059)	5,276,674

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 3.4%
	Banc of America Commercial Mortgage Trust
465,000	Series 2007-1, Class AMFX 5.48%, 01/15/2049 (a)	470,396
300,000	Series 2006-4, Class AM 5.68%, 07/10/2046	301,096
48,708	Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1, Class AJ 5.34%, 11/10/2042 (a)	48,654
	Bear Stearns Commercial Mortgage Securities Trust
54,107	Series 2006-T22, Class AJ 5.73%, 04/12/2038 (a)	54,085

Principal Amount ($)		Value ($)

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES (continued)
230,000	Series 2007-PW18, Class AMA 6.09%, 06/11/2050 (a)	238,474
	Commercial Mortgage Pass-Through Certificates
120,000	Series 2014-CR14, Class AM 4.53%, 02/10/2047 (a)	132,972
100,000	Series 2013-LC13, Class AM 4.56%, 08/10/2046 (a)(c)	110,860
	GS Mortgage Securities Trust
90,663	Series 2011-GC5, Class A2 3.00%, 08/10/2044	90,806
205,000	Series 2014, Class C 3.79%, 01/10/2031 (c)	198,115
105,000	Series 2014-GC20, Class AS 4.26%, 04/10/2047	113,358
	JP Morgan Chase Commercial Mortgage Securities Trust
100,000	Series 2006-LDP8, Class AM 5.44%, 05/15/2045	100,857
196,192	Series 2007-CB18, Class A4 5.44%, 06/12/2047	199,672
	JPMBB Commercial Mortgage Securities Trust
100,000	Series 2014-C18, Class C 4.81%, 02/15/2047 (a)	101,028
153,000	Series 2013-C17, Class C 4.89%, 01/15/2047 (a)	151,975
	LB-UBS Commercial Mortgage Trust
250,000	Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (c)	258,627
220,000	Series 2007-C6, Class AM 6.11%, 07/15/2040 (a)	228,059
300,000	ML-CFC Commercial Mortgage Trust Series 2006-3, Class AM 5.46%, 07/12/2046 (a)	302,708
	Morgan Stanley Bank of America Merrill Lynch Trust
210,000	Series 2013-C10, Class AS 4.08%, 07/15/2046 (a)	228,255
191,000	Series 2013-C10, Class C 4.08%, 07/15/2046 (a)	189,232
	Morgan Stanley Capital I Trust
31,925	Series 2005-T17, Class AJ 4.84%, 12/13/2041 (a)	31,997
100,000	Series 2012-C4, Class B 5.21%, 03/15/2045 (a)(c)	110,244
88,377	Series 2006-T21, Class AJ 5.27%, 10/12/2052 (a)	88,328
230,000	Series 2007-IQ16, Class AMA 6.05%, 12/12/2049 (a)	239,243
	WF-RBS Commercial Mortgage Trust
115,000	Series 2013-C17, Class AS 4.26%, 12/15/2046	125,843
263,000	Series 2014-LC14, Class AS 4.35%, 03/15/2047 (a)	286,317
140,000	Series 2014-C19, Class B 4.72%, 03/15/2047 (a)	149,579

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $4,666,689)	4,550,780

See accompanying Notes to Financial Statements.	29

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Bonds & Notes (continued)

FOREIGN CORPORATE BONDS & NOTES (continued)

SOVEREIGN BONDS - 0.7%
200,000	Brazilian Government International Bond 4.25%, 01/07/2025 (e)	183,750
226,000	Chile Government International Bond 3.63%, 10/30/2042	214,135
200,000	Colombia Government International Bond 2.63%, 03/15/2023	186,500
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	210,000
133,000	Turkey Government International Bond 3.25%, 03/23/2023	125,653

	Total Sovereign Bonds (Cost $959,820)	920,038

U.S. GOVERNMENT AGENCIES - 17.0%
	Federal Farm Credit Bank
2,000,000	2.10%, 05/11/2022	1,989,792
1,000,000	3.04%, 06/17/2024	1,003,412
	Federal Home Loan Bank
2,000,000	1.00%, 10/28/2022 (g)	2,000,026
1,000,000	1.25%, 12/11/2020 (g)	1,000,291
1,425,000	1.25%, 06/30/2021 (g)	1,426,022
	Federal Home Loan Mortgage Corp., MTN
1,850,000	1.00%, 10/15/2020 (g)	1,850,057
2,000,000	1.00%, 12/23/2020 (g)	1,999,926
2,000,000	1.25%, 09/30/2020 (g)	2,004,144
2,000,000	1.25%, 10/29/2020 (g)	2,000,192
2,000,000	1.25%, 12/14/2020 (g)	2,000,836
2,000,000	1.50%, 10/15/2020 (g)	2,000,182
1,425,000	1.50%, 11/25/2020 (g)	1,426,030
2,000,000	Federal National Mortgage Assoc. 1.38%, 10/29/2020 (g)	2,000,242

	Total U.S. Government Agencies (Cost $22,685,664)	22,701,152

	Total Bonds & Notes (Cost $111,598,464)	110,879,870

Shares

Domestic Equity - 4.3%

COMMON STOCKS - 1.7%
95,000	Gramercy Property Trust	802,750
158,000	VEREIT, Inc., REIT (e)	1,401,460

	Total Common Stocks (Cost $2,505,830)	2,204,210

PREFERRED STOCKS - 2.6%

BANKS - 1.9%
30,000	Countrywide Capital V	772,500
22,109	First Republic Bank (d)(e)	613,746
39,748	First Republic Bank, Series A (d)(e)	1,035,436
6,572	Wells Fargo & Co. (d)	173,747

		2,595,429

Shares		Value ($)

DIVERSIFIED FINANCIALS - 0.5%
25,842	Ally Financial, Inc., Series A (d)(e)	657,937

REAL ESTATE - 0.2%
7,565	PS Business Parks, Inc., REIT, Series S (d)	195,177

	Total Preferred Stocks (Cost $3,385,598)	3,448,543

	Total Domestic Equity (Cost $5,891,428)	5,652,753

Foreign Equity - 0.2%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
285	Teva Pharmaceutical Industries, Ltd.	251,923

	Total Foreign Equity (Cost $249,660)	251,923

Registered Investment Companies - 12.0%
66,372	BlackRock Build America Bond Trust	1,525,892
69,841	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	1,603,549
46,941	DoubleLine Income Solutions Fund	789,078
45,919	Nuveen Build America Bond Fund	991,391
140,000	Nuveen Credit Strategies Income Fund	1,107,400
46,950	PCM Fund, Inc.	446,964
74,400	PIMCO Corporate & Income Opportunity Fund	1,014,072
79,000	PIMCO Dynamic Credit Income Fund	1,377,760
25,000	PIMCO Dynamic Income Fund	651,250
5,925,820	State Street Navigator Prime Securities Lending Portfolio (h)	5,925,820
33,398	Templeton Emerging Markets Income Fund	343,332
22,498	Western Asset Emerging Markets Debt Fund, Inc.	326,671

	Total Registered Investment Companies (Cost $16,810,438)	16,103,179

Cash Equivalents - 4.7%
6,322,380	State Street Institutional Liquid Reserves Fund	6,322,380

	Total Cash Equivalents (Cost $6,322,380)	6,322,380

Total Investments - 104.1%		139,210,105

(Cost $140,872,370)
Other Assets & Liabilities, Net - (4.1)%		(5,503,832)

Net Assets - 100.0%		133,706,273

(a)	Variable or floating rate security. The interest rate shown reflects the rate in effect March 31, 2016.
(b)	Securities are grouped by coupon and represent a range of maturities.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2016, these securities amounted to $6,181,525 or 4.6% of net assets.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Securities (or a portion of securities) on loan. As of March 31, 2016, the market value of securities loaned was $5,779,644. The loaned securities were secured with cash collateral of $5,925,820. Collateral is calculated based on prior day’s prices. See Note 4.

30	See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2016	Highland Fixed Income Fund

(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $486,300, or 0.4% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2016.
(g)	Step coupon bond. The interest rate shown reflects the rate in effect March 31, 2016 and will reset at a future date.
(h)	Represents investments of cash collateral received in connection with securities lending.

Glossary:
MTN	Medium-Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Corporate Bonds & Notes	$3,795,245	$3,795,245
Common Stock	2,130,575	2,130,575
Total Borrowings	$5,925,820	$5,925,820
Gross amount of recognized liabilities for securities lending transactions		$5,925,820

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

See accompanying Notes to Financial Statements.	31

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2016 (unaudited)

	Highland Global Allocation Fund ($)	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)
Assets
Unaffiliated investments, at value(a)	1,067,269,268	238,393,373	43,596,825
Affiliated investments, at value (Note 10)	156,826,139	—	—

Total Investments, at value	1,224,095,407	238,393,373	43,596,825
Cash equivalents (Note 2)	7,001,979	—	52,857
Cash	1,500,821	—	—
Restricted Cash — Futures (Note 2)	22,341,117	—	—
Restricted Cash — Securities Sold Short (Note 2)	122,091,079	10,499,877	—
Foreign currency	—		—
Receivable for:
Investments sold	17,651,130	9,685,674	—
Dividends and interest	14,012,672	128,113	26,016
Fund shares sold	2,048,711	162,166	20,365
Prepaid expenses and other assets	193,997	46,181	29,458
Variation margin on futures contracts	—	—	—

Total assets	1,410,936,913	258,915,384	43,725,521

Liabilities
Bank overdraft of foreign currency	64,097	—	—
Due to custodian	—	424,368	—
Due to broker	224,518,496	—	—
Notes payable (Note 6)	62,000,000	10,000,000	4,000,000
Securities sold short, at value (Notes 2 and 8)	84,872,348	8,668,750	—
Written options contracts, at value (Note 3)	31,241,989	—	—

Payable for:
Upon receipt of securities loaned (Note 4)	10,161,603	19,416,751	7,752,734
Distributions to shareholders	75,802	—	—
Investments purchased	56,513,581	—	—
Fund shares redeemed	3,954,557	1,611,871	29,264
Variation margin	7,730,215	—	—
Investment advisory and administration fees (Note 7)	298,819	114,042	11,087
Trustees’ fees	43,353	8,629	1,181
Distribution and shareholder service fees (Note 7)	34,628	7,490	982
Transfer agent fees	405,927	17,636	6,147
Interest expense (Note 6)	108,217	2,340	2,294
Commitment fee payable (Note 6)	31,172	3,651	668
Accrued expenses and other liabilities	209,655	67,185	14,953

Total liabilities	482,264,459	40,342,713	11,819,310

Net Assets	928,672,454	218,572,671	31,906,211

Net Assets Consist of:
Par value (Note 1)	123,427	7,148	2,818
Paid-in capital	1,544,370,523	153,907,812	29,680,792
Accumulated net investment income (loss)	(29,704,283)	480,419	65,362
Accumulated net realized gain (loss) from investments, securities sold short, futures contracts and foreign currency transactions	(77,817,652)	6,433,894	1,024,488
Net unrealized appreciation (depreciation) on investments, securities sold short and foreign currency translations	(508,299,561)	57,743,398	1,132,751

Net Assets	928,672,454	218,572,671	31,906,211

Unaffiliated Investments, at cost	1,555,627,347	179,660,271	42,464,075
Affiliated investments, at cost (Note 10)	174,288,978	—	—
Cash equivalents, at cost (Note 2)	7,001,979	—	52,857
Foreign currency, at cost	(64,097)	—	—
Proceeds from securities sold short	81,552,981	7,679,046	—
Written option premiums received	39,830,837	—	—
(a) Includes market value of securities on loan:	10,099,942	18,976,220	8,826,258

32	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

85,731,164	19,517,536	132,887,725
—	—	—

85,731,164	19,517,536	132,887,725
7,726,195	10,878,536	6,322,380
300,332	—	6,984
—	—	—
—	—	—
—	—	—

3,754,324	—	—
299,212	239,244	968,698
18,074	7,899	3,244
39,476	33,945	41,540
6		1

97,868,783	30,677,160	140,230,572

—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—

20,109,459	—	5,925,820
—	14,444	38,605
1,950,785	2,670,850	—
54,366	915	432,748
—	—	—
31,721	2,725	34,132
2,721	767	4,924
2,381	940	4,119
6,595	—	13,320
—	—	—
1,103	300	2,125
33,429	15,359	68,506

22,192,560	2,706,300	6,524,299

75,676,223	27,970,860	133,706,273

3,715	2,381	10,541
79,035,918	26,508,327	137,579,215
466,918	51,640	(146,091)
(2,125,412)	—	(2,075,127)
(1,704,916)	1,408,512	(1,662,265)

75,676,223	27,970,860	133,706,273

87,433,522	18,109,024	134,549,990
—	—	—
7,726,195	10,878,536	6,322,380
—	—	—
—	—	—
—	—	—
20,614,899	—	5,779,644

See accompanying Notes to Financial Statements.	33

STATEMENTS OF ASSETS AND LIABILITIES (continued)

As of March 31, 2016 (unaudited)

	Highland Global Allocation Fund ($)	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)
Class A:
Net assets	298,744,852	150,560,760	27,815,035
Shares outstanding ($0.001 par value; unlimited shares authorized)	40,788,683	4,796,411	2,400,505

Net asset value per share(a)(b)	7.32	31.39	11.59

Maximum offering price per share(c)	7.77	33.31	12.30

Class C:
Net assets	250,599,790	30,292,235	2,485,714
Shares outstanding ($0.001 par value; unlimited shares authorized)	38,544,571	1,189,094	289,685

Net asset value and offering price per share(a)	6.50	25.48	8.58

Class Y:
Net assets	379,327,812	37,719,676	1,605,462
Shares outstanding ($0.001 par value; unlimited shares authorized)	44,093,987	1,162,427	128,042

Net asset value, offering and redemption price per share	8.60	32.45	12.54

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)

The sales charge is 5.75% for all Funds except for the Tax-Exempt Fund and Fixed Income Fund, which is 4.25%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

34	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

56,947,057	25,123,148	121,243,623
2,770,795	2,140,014	9,558,687

20.55	11.74	12.68

21.80	12.26	13.24

7,546,549	2,618,839	7,351,367
408,192	223,198	578,817

18.49	11.73	12.70

11,182,617	228,873	5,111,283
536,045	17,970	403,269

20.86	12.74	12.67

See accompanying Notes to Financial Statements.	35

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2016 (unaudited)

	Highland Global Allocation Fund ($)	Highland Premier Growth Equity Fund ($)	Highland Small-Cap Equity Fund ($)
Investment Income
Income:
Dividends from unaffiliated issuers	12,620,215	1,672,148	201,564
Dividends from affiliated issuers (Note 10)	277,071	—	—
Less: Foreign taxes withheld	(30,353)	—	—
Securities lending income (Note 4)	699,025	14,858	48,204
Interest from unaffiliated issuers	36,232,176	5,467	1,427
Other income	4,559	—	—

Total Income	49,802,693	1,692,473	251,195

Expenses:
Investment advisory (Note 7)	2,221,400	728,202	154,876
Distribution and shareholder service fees: (Note 7)
Class A	419,794	218,783	34,641
Class C	1,508,116	143,489	12,424
Class R	1,371	1,056	7
Transfer agent fees	854,471	99,408	23,806
Trustees fees (Note 7)	91,409	17,151	2,395
Accounting services fees	350,389	44,689	11,312
Audit fees	168,665	28,131	4,137
Legal fees	436,531	59,598	9,050
Registration fees	95,728	25,079	24,248
Insurance	93,526	17,383	3,051
Reports to shareholders	101,289	20,940	5,125
Interest expense (Note 6)	647,017	2,340	2,294
Commitment fees-credit agreement (Note 6)	41,934	5,596	898
Dividends and fees on securities sold short (Note 2)	1,164,567	34,497	—
Other	273,213	6,492	2,482

Total operating expenses before waiver and reimbursement (Note 7)	8,469,420	1,452,834	290,746
Less: Expenses waived or borne by the adviser and administrator	(535,390)	—	(85,151)

Net operating expenses	7,934,030	1,452,834	205,595

Net investment income (loss)	41,868,663	239,639	45,600

Net Realized Gain (Loss) on Investments and Foreign Currencies
Investments from unaffiliated issuers	(104,339,775)	9,339,421	1,112,327
Investments from affiliated issuers (Note 10)	(5,803,421)	—	—
Securities sold short (Note 2)	26,290,005	(592,078)	—
Written options contracts (Note 3)	(18,538,807)	—	—
Futures contracts (Note 3)	27,354,106	449,788	—
Foreign currency related transactions	395,001	—	—
Change in unrealized appreciation (depreciation) on:
Investments	(120,463,901)	47,929	(4,298)
Securities sold short (Note 2)	(13,463,643)	(989,704)	—
Written options contracts (Note 3)	38,896,317	—	—
Futures contracts (Note 3)	(7,742,033)	43,898	—
Foreign currency related translations	49,216	—	—

Net realized and unrealized gain (loss) on investments	(177,366,935)	8,299,254	1,108,029

Total increase (decrease) in net assets resulting from operations	(135,498,272)	8,538,893	1,153,629

36	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Total Return Fund ($)	Highland Tax- Exempt Fund ($)	Highland Fixed Income Fund ($)

1,162,504	—	702,493
—	—	—
(17,303)	—	276
21,456	—	10,624
121,082	303,648	1,656,635
—	—	—

1,287,739	303,648	2,370,028

190,050	37,307	201,926

72,396	23,670	154,613
40,206	10,000	31,385
3	—	27
38,682	6,979	65,601
5,367	1,461	9,500
25,920	10,613	43,140
8,906	2,361	15,622
17,764	4,309	30,170
31,383	25,593	32,717
5,950	1,905	11,129
8,596	3,401	20,815
—	—	—
1,751	457	3,102
—	—	—
2,888	1,389	4,640

449,862	129,445	624,387
—	(26,032)	—

449,862	103,413	624,387

837,877	200,235	1,745,641

(1,750,615)	—	115,406
—	—	—
—	—	—
—	—	—
—	—	—
(227)	—	—

4,341,595	278,532	1,077,003
—	—	—
—	—	—
—	—	—
674	—	—

2,591,427	278,532	1,192,409

3,429,304	478,767	2,938,050

See accompanying Notes to Financial Statements.	37

STATEMENTS OF CHANGES IN NET ASSETS

	Highland Global Allocation Fund		Highland Premier Growth Equity Fund

	Six Months Ended March 31, 2016 (unaudited) ($)	Year Ended September 30, 2015 ($)	Six Months Ended March 31, 2016 (unaudited) ($)	Year Ended September 30, 2015 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	41,868,663	43,677,074	239,639	240,780
Net realized gain (loss) on investments, securities sold short, futures contracts and foreign currency transactions	(74,642,891)	(6,169,891)	9,197,131	18,528,005
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts and foreign currency transactions	(102,724,044)	(405,735,435)	(897,877)	(22,007,193)

Net increase (decrease) from operations	(135,498,272)	(368,228,252)	8,538,893	(3,238,408)

Distributions to shareholders from:
Net investment income
Class A	(12,746,543)	(22,436,035)	—	—
Class C	(11,307,987)	(15,657,199)	—	—
Class R	(10,145)	(38,382)	—	—
Class Y	(15,275,471)	(30,496,073)	—	—
Net realized gains
Class A	—	(18,122,978)	(13,679,940)	(11,788,161)
Class C	—	(7,574,601)	(2,496,399)	(1,387,114)
Class R	—	(23,582)	(41,512)	(10,202)
Class Y	—	(10,274,618)	(2,858,075)	(2,335,115)

Total distributions	(39,340,146)	(104,623,468)	(19,075,926)	(15,520,592)

Increase (decrease) in net assets from operations and distributions	(174,838,418)	(472,851,720)	(10,537,033)	(18,759,000)

Share transactions:
Proceeds from sale of shares
Class A	38,114,793	355,234,435	20,767,031	33,515,248
Class C	29,076,071	405,941,487	18,336,453	6,951,148
Class R	467,956	1,045,392	134,892	359,001
Class Y	109,213,570	1,112,187,228	8,194,863	13,993,837
Value of distributions reinvested
Class A	11,363,541	37,324,754	13,177,863	11,299,144
Class C	7,680,990	14,679,548	2,210,199	1,305,541
Class R	10,145	61,964	41,512	10,202
Class Y	10,791,050	24,590,099	2,437,135	2,008,943
Cost of shares redeemed
Class A	(120,901,355)	(336,968,759)	(45,885,955)	(28,675,606)
Class C	(130,829,945)	(64,660,769)	(6,875,449)	(3,496,204)
Class R	(1,048,158)	(784,432)	(543,753)	(69,000)
Class Y	(437,301,325)	(372,484,500)	(7,337,824)	(8,644,935)

Net increase (decrease) from shares transactions	(483,362,667)	1,176,166,447	4,656,967	28,557,319

Total increase (decrease) in net assets	(658,201,085)	703,314,727	(5,880,066)	9,798,319
Net Assets
Beginning of period	1,586,873,539	883,558,812	224,452,737	214,654,418

End of period	928,672,454	1,586,873,539	218,572,671	224,452,737

Accumulated net investment income (loss)	(29,704,283)	(32,232,800)	480,419	240,780

38	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Small-Cap Equity Fund		Highland Total Return Fund		Highland Tax-Exempt Fund

Six Months Ended March 31, 2016 (unaudited) ($)	Year Ended September 30, 2015 ($)	Six Months Ended March 31, 2016 (unaudited) ($)	Year Ended September 30, 2015 ($)	Six Months Ended March 31, 2016 (unaudited) ($)	Year Ended September 30, 2015 ($)

45,600	5,329	837,877	1,117,387	200,235	452,558
1,112,327	5,235,431	(1,750,842)	7,913,939	—	1,223,843

(4,298)	(5,956,678)	4,342,269	(12,716,198)	278,532	(1,280,397)

1,153,629	(715,918)	3,429,304	(3,684,872)	478,767	396,004

—	—	(997,370)	(701,201)	(183,964)	(431,970)
—	—	(136,143)	(55,119)	(12,093)	(15,270)
—	—	(17)	(12)	—	—
—	—	(207,486)	(5,877)	(4,186)	(5,372)

(4,220,105)	(3,927,776)	(5,816,092)	(3,338,589)	(534,409)	(233,459)
(490,516)	(416,112)	(866,320)	(305,361)	(56,931)	(11,316)
(1,011)	(166)	(118)	(61)	—	—
(291,974)	(210,968)	(954,098)	(26,508)	(11,298)	(1,716)

(5,003,606)	(4,555,022)	(8,977,644)	(4,432,728)	(802,881)	(699,103)

(3,849,977)	(5,270,940)	(5,548,340)	(8,117,600)	(324,114)	(303,099)

350,188	5,978,344	1,231,908	1,388,612	11,831,999	5,600,317
117,924	791,877	4,324,725	2,053,612	2,664,755	500,317
5,698	—	—	—	—	—
686,090	6,765,875	5,989,415	8,632,058	58,132	322,496

4,089,247	3,835,382	6,043,373	3,688,771	460,012	483,951
469,907	393,220	445,816	195,514	26,738	13,231
1,011	166	136	73	—	—
271,511	189,733	1,048,479	13,595	13,411	4,599

(3,147,473)	(9,160,028)	(5,760,455)	(7,999,452)	(5,317,697)	(14,512,379)
(579,585)	(1,006,595)	(2,690,289)	(961,779)	(1,206,485)	(256,931)
(6,617)	—	(1,200)	—	—	—
(2,719,192)	(4,856,894)	(2,702,453)	(754,150)	(262,705)	(66,683)

(461,291)	2,931,080	7,929,455	6,256,854	8,268,160	(7,911,082)

(4,311,268)	(2,339,860)	2,381,115	(1,860,746)	7,944,046	(8,214,181)

36,217,479	38,557,339	73,295,108	75,156,140	20,026,814	28,240,995

31,906,211	36,217,479	75,676,223	73,295,394	27,970,860	20,026,814

65,362	19,762	466,918	970,057	51,640	51,648

See accompanying Notes to Financial Statements.	39

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Highland Fixed Income Fund

	Six Months Ended March 31, 2016 (unaudited) ($)	Year Ended September 30, 2015 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	1,745,641	2,976,352
Net realized gain (loss) on investments and securities sold short	115,406	1,967,552
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts and foreign currency transactions	1,077,003	(3,761,421)

Net increase (decrease) from operations	2,938,050	1,182,483

Distributions to shareholders from:
Net investment income
Class A	(1,718,746)	(2,903,144)
Class C	(65,675)	(52,516)
Class R	(136)	(137)
Class Y	(70,671)	(28,741)
Net realized gains
Class A	—	—
Class C	—	—
Class R	—	—
Class Y	—	—
Return of Capital
Class A	—	(290,997)
Class C	—	(8,128)
Class R	—	(15)
Class Y	—	(2,457)

Total distributions	(1,855,228)	(3,286,135)

Increase (decrease) in net assets from operations and distributions	1,082,822	(2,103,652)

Share transactions:
Proceeds from sale of shares
Class A	2,366,951	6,738,623
Class C	6,515,287	2,873,644
Class R	—	10,000
Class Y	1,875,712	4,401,420
Value of distributions reinvested
Class A	1,524,032	2,792,691
Class C	50,014	39,981
Class R	123	152
Class Y	65,376	25,302
Cost of shares redeemed
Class A	(10,498,211)	(25,491,904)
Class C	(2,993,096)	(2,238,620)
Class R	(12,109)	—
Class Y	(900,698)	(562,354)

Net increase (decrease) from shares transactions	(2,006,619)	(11,411,065)

Total increase (decrease) in net assets	(923,797)	(13,514,717)
Net Assets
Beginning of period	134,630,070	148,144,787

End of period	133,706,273	134,630,070

Accumulated net investment income (loss)	(146,091)	(36,504)

40	See accompanying Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS (continued)

CAPITAL STOCK ACTIVITY - SHARES

	Highland Global Allocation Fund		Highland Premier Growth Equity Fund

	Six Months Ended March 31, 2016 (unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (unaudited)	Year Ended September 30, 2015
Class A:
Shares sold	4,954,180	33,212,734	637,578	958,696
Issued for distribution reinvested	1,594,810	3,680,615	389,417	325,155
Shares redeemed	(15,954,221)	(32,458,062)	(1,472,968)	(819,534)

Net increase (decrease) in fund shares	(9,405,231)	4,435,287	(445,973)	464,317

Class C:
Shares sold	4,306,688	42,225,271	666,561	237,589
Issued for distribution reinvested	1,212,493	1,669,107	80,283	45,112
Shares redeemed	(19,561,309)	(7,254,262)	(271,452)	(119,895)

Net increase (decrease) in fund shares	(14,042,128)	36,640,116	475,392	162,806

Class R:
Shares sold	56,933	96,127	3,866	10,210
Issued for distribution reinvested	1,405	6,065	1,250	298
Shares redeemed	(149,242)	(75,780)	(17,775)	(1,944)

Net increase (decrease) in fund shares	(90,904)	26,412	(12,659)	8,564

Class Y:
Shares sold	12,477,023	89,425,880	250,535	386,473
Issued for distribution reinvested	1,291,618	2,156,933	69,732	56,241
Shares redeemed	(49,180,039)	(32,298,432)	(224,812)	(240,578)

Net increase (decrease) in fund shares	(35,411,398)	59,284,381	95,455	202,136

42	See accompanying Notes to Financial Statements.

Highland Funds II

Highland Small-Cap Equity Fund		Highland Total Return Fund		Highland Tax-Exempt Fund

Six Months Ended March 31, 2016 (unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (unaudited)	Year Ended September 30, 2015	Six Months Ended March 31, 2016 (unaudited)	Year Ended September 30, 2015

30,744	409,446	59,495	59,728	1,010,729	460,475
361,880	277,123	286,795	155,181	39,441	40,315
(288,028)	(645,768)	(271,982)	(336,156)	(453,475)	(1,205,846)

104,596	40,801	74,308	(121,247)	596,695	(705,056)

14,202	70,684	221,745	97,659	226,139	41,254
56,008	36,208	23,498	8,980	2,297	1,104
(64,620)	(89,346)	(151,210)	(44,526)	(102,881)	(21,329)

5,590	17,546	94,033	62,113	125,555	21,029

443	—	—	—	—	—
91	12	6	3	—	—
(645)	—	(59)	—	—	—

(111)	12	(53)	3	—	—

51,877	444,614	277,653	360,342	4,602	25,000
22,218	12,846	49,020	564	1,060	355
(204,198)	(309,830)	(135,439)	(31,426)	(20,668)	(5,154)

(130,103)	147,630	191,234	329,480	(15,006)	20,201

See accompanying Notes to Financial Statements.	43

STATEMENTS OF CHANGES IN NET ASSETS (continued)

CAPITAL STOCK ACTIVITY - SHARES

	Highland Fixed Income Fund

	Six Months Ended March 31, 2016 (unaudited)	Year Ended September 30, 2015
Class A:
Shares sold	189,318	525,211
Issued for distribution reinvested	121,304	217,548
Shares redeemed	(836,428)	(1,985,668)

Net increase (decrease) in fund shares	(525,806)	(1,242,909)

Class B:

Class C:
Shares sold	519,755	223,867
Issued for distribution reinvested	3,977	3,108
Shares redeemed	(238,386)	(174,203)

Net increase (decrease) in fund shares	285,346	52,772

Class R:
Shares sold	—	773
Issued for distribution reinvested	10	12
Shares redeemed	(963)	—

Net increase (decrease) in fund shares	(953)	785

Class Y:
Shares sold	149,390	345,342
Issued for distribution reinvested	5,207	1,999
Shares redeemed	(71,743)	(44,320)

Net increase (decrease) in fund shares	82,854	303,021

44	See accompanying Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

For the Years Ended March 31, 2016

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Highland Global Allocation Fund
Class A
2016(d)	$8.35	$0.28	$(1.01)	$(0.73)	$(0.30)	$—	$—	$(0.30)
2015	10.58	0.26	(1.69)	(1.43)	(0.43)	(0.37)	—	(0.80)
2014	9.03	0.16	1.89	2.05	(0.16)	(0.34)	—	(0.50)
2013	10.24	0.15	1.45	1.60	(0.15)	(2.66)	—	(2.81)
2012	8.15	0.07	2.11	2.18	(0.09)	—	—	(0.09)
2011	8.45	0.08	(0.31)	(0.23)	(0.07)	—	—	(0.07)
Class C
2016(d)	$7.45	$0.23	$(0.90)	$(0.67)	$(0.28)	$—	$—	$(0.28)
2015	9.53	0.20	(1.54)	(1.34)	(0.37)	(0.37)	—	(0.74)
2014	8.20	0.07	1.72	1.79	(0.12)	(0.34)	—	(0.46)
2013	9.51	0.07	1.34	1.41	(0.06)	(2.66)	—	(2.72)
2012	7.58	— (g)	1.96	1.96	(0.03)	—	—	(0.03)
2011	7.86	0.01	(0.29)	(0.28)	—	—	—	—
Class Y
2016(d)	$9.75	$0.34	$(1.18)	$(0.84)	$(0.31)	$—	$—	$(0.31)
2015	12.21	0.39	(2.02)	(1.63)	(0.46)	(0.37)	—	(0.83)
2014	10.36	0.22	2.16	2.38	(0.19)	(0.34)	—	(0.53)
2013	11.38	0.17	1.65	1.82	(0.18)	(2.66)	—	(2.84)
2012	9.04	0.08	2.37	2.45	(0.11)	—	—	(0.11)
2011	9.37	0.12	(0.36)	(0.24)	(0.09)	—	—	(0.09)
Highland Premier Growth Equity Fund
Class A
2016(d)	$32.32	$0.04	$1.65	$1.69	$—	$(2.62)	$—	$(2.62)
2015	34.99	0.04	(0.25)	(0.21)	—	(2.46)	—	(2.46)
2014	31.22	0.06	5.70	5.76	(0.04)	(1.95)	—	(1.99)
2013	26.13	0.11	5.12	5.23	(0.14)	—	—	(0.14)
2012	19.39	0.03	6.71	6.74	—	—	—	—
2011	19.45	— (g)	(0.06)	(0.06)	—	—	—	—
Class C
2016(d)	$26.76	$(0.06)	$1.40	$1.34	$—	$(2.62)	$—	$(2.62)
2015	29.57	(0.18)	(0.17)	(0.35)	—	(2.46)	—	(2.46)
2014	26.82	(0.16)	4.86	4.70	—	(1.95)	—	(1.95)
2013	22.50	(0.09)	4.41	4.32	—	—	—	—
2012	16.82	(0.12)	5.80	5.68	—	—	—	—
2011	17.00	(0.15)	(0.03)	(0.18)	—	—	—	—
Class Y
2016(d)	$33.29	$0.08	$1.70	$1.78	$—	$(2.62)	$—	$(2.62)
2015	35.89	0.14	(0.28)	(0.14)	—	(2.46)	—	(2.46)
2014	31.96	0.14	5.85	5.99	(0.11)	(1.95)	—	(2.06)
2013	26.74	0.18	5.24	5.42	(0.20)	—	—	(0.20)
2012	19.80	0.09	6.85	6.94	—	—	—	—
2011	19.81	0.05	(0.06)	(0.01)	—	—	—	—

46	See accompanying Notes to Financial Statements.

				Ratios and Supplemental Data
Redemptions Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)		Portfolio Turnover Rate

$—	$7.32	(8.55	)%(e)	$298,745	7.47%	1.11	%(h)	1.41	%(i)	41	%(e)
—	8.35	(14.68)		419,111	2.49	0.91	(h)	0.93	(i)	108
—	10.58	23.21		484,016	1.53	0.94		0.94		195
—	9.03	15.89		214,521	1.38	1.14		1.14		236
—	10.24	26.97		194,779	0.77	1.41		1.41		47
—	8.15	(2.85)		29,171	0.89	1.13	(f)	1.13		47

$—	$6.50	(8.88	)%(e)	$250,600	6.68%	1.83	%(h)	2.13	%(i)	41	%(e)
—	7.45	(15.28)		391,754	2.11	1.66	(h)	1.69	(i)	108
—	9.53	22.32		151,943	0.76	1.69		1.69		195
—	8.20	14.97		4,905	0.67	1.88		1.88		236
—	9.51	25.97		3,443	0.02	2.16		2.16		47
—	7.58	(3.56)		1,361	0.14	1.88	(f)	1.88		47

$—	$8.60	(8.45	)%(e)	$379,328	7.53%	0.83	%(h)	1.13	%(i)	41	%(e)
—	9.75	(14.41)		775,238	3.16	0.66	(h)	0.69	(i)	108
—	12.21	23.39		246,907	1.79	0.69		0.69		195
—	10.36	16.27		1,495	1.44	0.87		0.87		236
—	11.38	27.34		3,124	1.02	1.16		1.16		47
—	9.04	(2.68)		94	1.14	0.88	(f)	0.88		47

$—	$31.39	4.64	%(e)	$150,561	0.25%	1.15%		1.15%		33	%(e)
—	32.32	(1.10)		169,434	0.13	1.13		1.13		18
—	34.99	19.08		167,187	0.17	1.16		1.16		20
—	31.22	20.12		140,949	0.39	1.25		1.27		20
—	26.13	34.76		127,028	0.14	1.22		1.31		16
—	19.39	(0.31)		109,321	(0.02)	1.07	(f)	1.10		23

$—	$25.48	4.28	%(e)	$30,292	(0.48)%	1.90%		1.90%		33	%(e)
—	26.76	(1.82)		19,096	(0.63)	1.88		1.88		18
—	29.57	18.21		16,290	(0.58)	1.91		1.91		20
—	26.82	19.20		13,589	(0.37)	2.00		2.02		20
—	22.50	33.77		10,512	(0.61)	1.97		2.06		16
—	16.82	(1.06)		10,248	(0.77)	1.82	(f)	1.85		23

$—	$32.45	4.79	%(e)	$37,720	0.49%	0.90%		0.90%		33	%(e)
—	33.29	(0.87)		35,521	0.38	0.88		0.88		18
—	35.89	19.40		31,036	0.42	0.91		0.91		20
—	31.96	20.45		26,802	0.64	1.00		1.02		20
—	26.74	35.05		25,083	0.39	0.97		1.06		16
—	19.80	(0.05)		24,705	0.23	0.82	(f)	0.85		23

See accompanying Notes to Financial Statements.	47

FINANCIAL HIGHLIGHTS (continued)

For the Years Ended March 31, 2016

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Highland Small-Cap Equity Fund
Class A
2016(d)	$12.96	$0.02	$0.49	$0.51	$—	$(1.88)	$—	$(1.88)
2015	14.90	0.01	(0.27)	(0.26)	—	(1.68)	—	(1.68)
2014	14.93	(0.04)	1.07	1.03	—	(1.06)	—	(1.06)
2013	12.88	(0.06)	3.07	3.01	—	(0.96)	—	(0.96)
2012	10.07	(0.10)	2.91	2.81	—	—	—	—
2011	9.64	(0.07)	0.50	0.43	—	—	—	—
Class C
2016(d)	$10.11	$(0.02)	$0.37	$0.35	$—	$(1.88)	$—	$(1.88)
2015	12.06	(0.08)	(0.19)	(0.27)	—	(1.68)	—	(1.68)
2014	12.35	(0.13)	0.90	0.77	—	(1.06)	—	(1.06)
2013	10.91	(0.16)	2.56	2.40	—	(0.96)	—	(0.96)
2012	8.59	(0.17)	2.49	2.32	—	—	—	—
2011	8.29	(0.14)	0.44	0.30	—	—	—	—
Class Y
2016(d)	$13.86	$0.03	$0.53	$0.56	$—	$(1.88)	$—	$(1.88)
2015	15.79	0.04	(0.29)	(0.25)	—	(1.68)	—	(1.68)
2014	15.72	—	1.13	1.13	—	(1.06)	—	(1.06)
2013	13.48	(0.05)	3.25	3.20	—	(0.96)	—	(0.96)
2012	10.51	(0.08)	3.05	2.97	—	—	—	—
2011	10.04	(0.05)	0.52	0.47	—	—	—	—
Highland Total Return Fund
Class A
2016(d)	$21.99	$0.24	$0.90	$1.14	$(0.35)	$(2.23)	$—	$(2.58)
2015	24.52	0.37	(1.44)	(1.07)	(0.24)	(1.22)	—	(1.46)
2014	22.93	0.24	1.57	1.81	(0.22)	—	—	(0.22)
2013	20.85	0.20	2.09	2.29	(0.21)	—	—	(0.21)
2012	18.03	0.19	2.87	3.06	(0.24)	—	—	(0.24)
2011	18.80	0.21	(0.87)	(0.66)	(0.11)	—	—	(0.11)
Class C
2016(d)	$20.03	$0.14	$0.83	$0.97	$(0.28)	$(2.23)	$—	$(2.51)
2015	22.58	0.18	(1.31)	(1.13)	(0.20)	(1.22)	—	(1.42)
2014	21.17	0.05	1.45	1.50	(0.09)	—	—	(0.09)
2013	19.25	0.03	1.94	1.97	(0.05)	—	—	(0.05)
2012	16.63	0.04	2.65	2.69	(0.07)	—	—	(0.07)
2011	17.37	0.06	(0.80)	(0.74)	—	—	—	—
Class Y
2016(d)	$22.32	$0.27	$0.91	$1.18	$(0.41)	$(2.23)	$—	$(2.64)
2015	24.82	0.57	(1.59)	(1.02)	(0.26)	(1.22)	—	(1.48)
2014	23.20	0.30	1.58	1.88	(0.26)	—	—	(0.26)
2013	21.09	0.27	2.11	2.38	(0.27)	—	—	(0.27)
2012	18.24	0.24	2.90	3.14	(0.29)	—	—	(0.29)
2011	19.03	0.27	(0.89)	(0.62)	(0.17)	—	—	(0.17)

48	See accompanying Notes to Financial Statements.

				Ratios and Supplemental Data
Redemptions Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—	$11.59	4.28	%(e)	$27,815	0.33%	1.22%		1.75%	51	%(e)
—	12.96	(2.47)		29,765	0.04	1.21		1.67	70
—	14.90	6.93		33,598	(0.27)	1.49		1.62	26
—	14.93	25.36		35,882	(0.47)	1.91		1.91	64
—	12.88	27.91		33,698	(0.86)	2.00		2.00	24
—	10.07	4.46		31,155	(0.65)	1.91	(f)	1.92	71

$—	$8.58	3.84	%(e)	$2,486	(0.43)%	1.97%		2.50%	51	%(e)
—	10.11	(3.21)		2,872	(0.72)	1.96		2.42	70
—	12.06	6.23		3,213	(1.01)	2.23		2.37	26
—	12.35	24.39		3,480	(1.21)	2.66		2.66	64
—	10.91	26.89		2,947	(1.61)	2.75		2.75	24
—	8.59	3.62		2,587	(1.40)	2.66	(f)	2.67	71

$—	$12.54	4.37	%(e)	$1,605	0.47%	0.97%		1.50%	51	%(e)
—	13.86	(2.25)		3,579	0.28	0.96		1.42	70
—	15.79	7.24		1,745	(0.01)	1.23		1.37	26
—	15.72	25.66		1,539	(0.28)	1.64		1.64	64
—	13.48	28.26		460	(0.61)	1.75		1.75	24
—	10.51	4.68		209	(0.40)	1.66	(f)	1.67	71

$—	$20.55	5.08	%(e)	$56,947	2.24%	1.13%		1.13%	52	%(e)
—	21.99	(4.76)		59,307	1.55	1.20		1.20	175
—	24.52	7.92		69,084	0.99	1.38		1.38	121
—	22.93	11.15		71,505	0.92	1.33		1.34	138
—	20.85	17.01		75,216	0.97	1.60		1.82	169
—	18.03	(3.51)		79,574	1.07	1.42	(f)	1.46	177

$—	$18.49	4.69	%(e)	$7,546	1.52%	1.88%		1.88%	52	%(e)
—	20.03	(5.45)		6,292	0.81	1.95		1.95	175
—	22.58	7.10		5,690	0.24	2.13		2.13	121
—	21.17	10.28		6,019	0.17	2.08		2.09	138
—	19.25	16.17		6,965	0.22	2.35		2.57	169
—	16.63	(4.20)		8,183	0.32	2.17	(f)	2.21	177

$—	$20.86	5.18	%(e)	$11,183	2.52%	0.88%		0.88%	52	%(e)
—	22.32	(4.51)		7,695	2.39	0.90		0.90	175
—	24.82	8.15		381	1.24	1.14		1.14	121
—	23.20	11.41		326	1.22	1.08		1.09	138
—	21.09	17.36		217	1.22	1.35		1.57	169
—	18.24	(3.36)		238	1.32	1.17	(f)	1.21	177

See accompanying Notes to Financial Statements.	49

FINANCIAL HIGHLIGHTS (continued)

For the Years Ended March 31, 2016

Selected data for a share outstanding throughout each period is as follows:

		Income (Loss) from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Highland Tax-Exempt Fund
Class A
2016(d)	$11.94	$0.11	$0.15	$0.26	$(0.11)	$(0.35)	$—	$(0.46)
2015	12.08	0.25	—	0.25	(0.26)	(0.13)	—	(0.39)
2014	11.64	0.33	0.44	0.77	(0.33)	—	—	(0.33)
2013	12.34	0.31	(0.70)	(0.39)	(0.31)	—	—	(0.31)
2012	11.86	0.32	0.48	0.80	(0.32)	—	—	(0.32)
2011	11.97	0.34	(0.11)	0.23	(0.34)	—	—	(0.34)
Class C
2016(d)	$11.94	$0.07	$0.14	$0.21	$(0.07)	$(0.35)	$—	$(0.42)
2015	12.07	0.16	—	0.16	(0.16)	(0.13)	—	(0.29)
2014	11.63	0.24	0.44	0.68	(0.24)	—	—	(0.24)
2013	12.33	0.22	(0.71)	(0.49)	(0.21)	—	—	(0.21)
2012	11.86	0.23	0.47	0.70	(0.23)	—	—	(0.23)
2011	11.96	0.26	(0.10)	0.16	(0.26)	—	—	(0.26)
Class Y
2016(d)	$12.93	$0.14	$0.16	$0.30	$(0.14)	$(0.35)	$—	$(0.49)
2015	13.06	0.31	—	0.31	(0.31)	(0.13)	—	(0.44)
2014	12.58	0.38	0.48	0.86	(0.38)	—	—	(0.38)
2013	13.34	0.36	(0.76)	(0.40)	(0.36)	—	—	(0.36)
2012	12.83	0.37	0.51	0.88	(0.37)	—	—	(0.37)
2011	12.93	0.40	(0.11)	0.29	(0.39)	—	—	(0.39)
Highland Fixed Income Fund
Class A
2016(d)	$12.58	$0.16	$0.11	$0.27	$(0.17)	$—	$—	$(0.17)
2015	12.79	0.27	(0.18)	0.09	(0.27)	—	(0.03)	(0.30)
2014	12.61	0.24	0.20	0.44	(0.24)	—	(0.02)	(0.26)
2013	13.04	0.17	(0.41)	(0.24)	(0.17)	—	(0.02)	(0.19)
2012	12.54	0.20	0.59	0.79	(0.27)	—	(0.02)	(0.29)
2011	12.26	0.37	0.31	0.68	(0.40)	—	—	(0.40)
Class C
2016(d)	$12.60	$0.12	$0.11	$0.23	$(0.13)	$—	$—	$(0.13)
2015	12.80	0.18	(0.18)	—	(0.17)	—	(0.03)	(0.20)
2014	12.62	0.15	0.19	0.34	(0.15)	—	(0.01)	(0.16)
2013	13.06	0.07	(0.42)	(0.35)	(0.07)	—	(0.02)	(0.09)
2012	12.56	0.10	0.59	0.69	(0.17)	—	(0.02)	(0.19)
2011	12.27	0.27	0.33	0.60	(0.31)	—	—	(0.31)
Class Y
2016(d)	$12.57	$0.18	$0.11	$0.29	$(0.19)	$—	$—	$(0.19)
2015	12.78	0.32	(0.20)	0.12	(0.30)	—	(0.03)	(0.33)
2014	12.60	0.27	0.20	0.47	(0.27)	—	(0.02)	(0.29)
2013	13.03	0.16	(0.37)	(0.21)	(0.20)	—	(0.02)	(0.22)
2012	12.52	0.23	0.60	0.83	(0.29)	—	(0.03)	(0.32)
2011	12.24	0.40	0.31	0.71	(0.43)	—	—	(0.43)

50	See accompanying Notes to Financial Statements.

				Ratios and Supplemental Data
Redemptions Fees	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Net Investment Income/ (Loss)(c)	Net Expenses(c)		Gross Expenses(c)	Portfolio Turnover Rate

$—	$11.74	2.27	%(e)	$25,123	1.93%	0.90%		1.15%	0	%(e)(g)
—	11.94	2.07		18,435	2.11	0.92		1.06	17
—	12.08	6.67		27,149	2.76	0.98		0.98	14
—	11.64	(3.26)		30,390	2.53	1.12		1.13	16
—	12.34	6.79		33,747	2.62	1.14		1.18	26
—	11.86	2.06		36,024	2.97	1.15	(f)	1.18	40

$—	$11.73	1.81	%(e)	$2,619	1.20%	1.63%		1.87%	0	%(e)(g)
—	11.94	1.40		1,166	1.37	1.67		1.81	17
—	12.07	5.88		925	2.01	1.73		1.73	14
—	11.63	(3.98)		1,000	1.77	1.87		1.88	16
—	12.33	5.93		1,728	1.87	1.89		1.93	26
—	11.86	1.39		1,675	2.22	1.90	(f)	1.93	40

$—	$12.74	2.37	%(e)	$229	2.20%	0.65%		0.90%	0	%(e)(g)
—	12.93	2.42		426	2.40	0.67		0.81	17
—	13.06	6.97		167	3.01	0.72		0.72	14
—	12.58	(3.03)		266	2.78	0.87		0.87	16
—	13.34	6.97		180	2.87	0.89		0.93	26
—	12.83	2.39		179	3.22	0.90	(f)	0.93	40

$—	$12.68	2.20	%(e)	$121,244	2.62%	0.90%		0.90%	20	%(e)
—	12.58	0.66		126,892	2.09	0.86		0.86	57
—	12.79	3.47		144,839	1.91	0.97		0.97	283
—	12.61	(1.92)		161,673	1.32	1.04		1.04	456
—	13.04	6.35		202,060	1.59	1.13		1.14	350
—	12.54	5.78		94,079	2.97	0.90	(f)	0.91	392

$—	$12.70	1.83	%(e)	$7,351	1.92%	1.65%		1.65%	20	%(e)
—	12.60	(0.01)		3,697	1.35	1.61		1.61	57
—	12.80	2.62		3,082	1.16	1.72		1.72	283
—	12.62	(2.57)		3,098	0.57	1.79		1.79	456
—	13.06	5.48		5,051	0.84	1.88		1.89	350
—	12.56	4.99		846	2.22	1.65	(f)	1.66	392

$—	$12.67	2.33	%(e)	$5,111	2.87%	0.65%		0.65%	20	%(e)
—	12.57	0.91		4,029	2.45	0.61		0.61	57
—	12.78	3.73		222	2.13	0.72		0.72	283
—	12.60	(1.60)		159	1.27	0.79		0.79	456
—	13.03	6.62		1,571	1.84	0.88		0.89	350
—	12.52	6.04		1,072	3.22	0.65	(f)	0.66	392

See accompanying Notes to Financial Statements.	51

FINANCIAL HIGHLIGHTS (continued)

For the Years Ended March 31, 2016

Selected data for a share outstanding throughout each period is as follows:

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(c)	The ratios for periods of less than one full year are annualized.
(d)	Unaudited.
(e)	Not annualized.
(f)	Includes waiver of management fee with respect to the Fund’s investment in the Pyxis Money Market Fund II.
(g)	Less than $0.005 per share or less than 0.005%.
(h)	Excludes dividends and fees on securities sold short. Dividends and fees on securities sold short for the Global Allocation Fund are:

	For the Period Ended September 30, 2016	For the Years Ended September 30,
		2015	2014	2013	2012	2011
Class A	0.20%	0.02%	—%	—%	—%	—%
Class C	0.20	0.03	—	—	—	—
Class Y	0.20	0.03	—	—	—	—

(i)	Includes dividends and fees on securities sold short.

52	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2016	Highland Funds II

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”) and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP (Master Limited Partnership) Fund is reported separately. The Highland Dividend Equity Fund was liquidated on January 25, 2016.

Fund Shares

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund currently offers three share classes to investors, Class A, Class C, and Class Y Shares. Each Fund (other than Tax-Exempt Fund) previously offered Class R shares to investors, but this share class was liquidated March 15, 2016.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%
Global Allocation Fund	5.75
Premier Growth Equity Fund	5.75
Small-Cap Equity Fund	5.75
Total Return Fund	5.75
Tax-Exempt Fund	4.25
Fixed Income Fund	4.25

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectuses. Purchases of $1 million or more of Class A Shares at net asset value (“NAV”) are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class C shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Y Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that apply the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

The Funds’ income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Funds’ respective share classes based upon the relative net assets of each class share. Expenses of the Trust, other than those incurred by a specific Fund are allocated pro rata among the Funds and share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party

Semi-Annual Report	53

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, LP (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things,: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of each Fund’s portfolio securities as of each Fund’s period end that became available prior to the completion of this report that was not available at the time each Fund’s NAV as of its period end was published.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation.

The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2016, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, preferred stocks, exchange-traded funds, rights, warrants, securities sold short and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services.

54	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2016 is as follows:

	Total value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans
Chemicals	$2,356,311	$—	$2,356,311	$—
Energy	532,823	—	532,823	—
Financial	2,835,000	—	2,835,000	—
Healthcare	5,843,269	—	—	5,843,269
Media & Telecommunications	8,964,632	—	8,964,632	—
Telecommunications	41,490,585	—	2,061,752	39,428,833
Transportation	1,125,000	—	1,125,000	—
Utility	137,386,470	—	137,386,470	—
Non-U.S. Senior Loans
Energy	31,109,141	—	31,109,141	—
Healthcare	3,126,144	—	3,126,144	—
Information Technology	3,325,000	—	3,325,000	—
Manufacturing	617,569	—	—	617,569
Media & Telecommunications	4,479,107	—	4,479,107	—
Retail	9,626,780	—	9,626,780	—
Service	20,352,167	—	20,352,167	—
Non-U.S. Asset-Backed Securities	170,160,368	—	170,160,368	—
U.S. Corporate Bonds & Notes(1)	47,462,560	—	47,462,560	—
Non-U.S. Corporate Bonds & Notes(1)	48,303,111	—	48,303,111	—
Non-U.S. Government Bonds	159,024,379	—	159,024,379	—

Semi-Annual Report	55

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

	Total value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund (continued)
U.S. Equity
Banks	$3,346,925	$3,346,925	$—	$—
Capital Goods	372,840	372,840	—	—
Chemicals	5,113,388	—	—	5,113,388
Commercial & Professional Services	177,000	177,000	—	—
Consumer Services	18,640,543	18,640,543	—	—
Food & Staples Retailing	93,460	93,460	—	—
Food, Beverage & Tobacco	954,664	954,664	—	—
Healthcare Equipment & Services	47,018,731	47,018,731	—	—
Household & Personal Products	189,090	189,090	—	—
Insurance	2,833,531	2,833,531	—	—
Materials	2,065,322	2,065,322	—	—
Media	728,951	728,951	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,095,934	1,095,934	—	—
Real Estate	5,054,314	5,054,314	—	—
Retailing	1,729,720	1,729,720	—	—
Semiconductors & Semiconductor Equipment	111,700	111,700	—	—
Software & Services	6,663,670	6,663,670	—	—
Telecommunication Services	95,520,980	—	—	95,520,980
Transportation	1,649,185	1,649,185	—	—
Utilities	500,445	500,445	—	—
Non-U.S. Equity
Consumer Durables & Apparel	2,823,270	2,823,270	—	—
Consumer Services	1,036,964	1,036,964	—	—
Energy	9,804,374	9,804,374	—	—
Food, Beverage & Tobacco	424,410	424,410	—	—
Healthcare Equipment & Services	8,765,231	7,189,481	—	1,575,750
Insurance	336,575	336,575	—	—
Materials	331,170	331,170	—	—
Media	2,738,208	2,738,208	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,588,390	2,588,390	—	—
Retailing	2,219,324	2,219,324	—	—
Semiconductors & Semiconductor Equipment	1,999,452	1,999,452	—	—
Software & Services	74,338,861	74,338,861	—	—
Technology Hardware & Equipment	104,300	104,300	—	—
Telecommunication Services	81,120	81,120	—	—
Utilities	14,046,246	14,046,246	—	—
U.S. Exchange-Traded Funds	8,160,975	8,160,975	—	—
Non-U.S. Exchange-Traded Funds	1,795,500	1,795,500	—	—
U.S. Master Limited Partnerships(1)	83,637,416	83,637,416	—	—
Non-U.S. Master Limited Partnerships(1)	91,664,222	91,664,222	—	—
U.S. Warrants(1)
Energy	244,733	244,733	—	—
Healthcare Equipment & Services	83,807	—	—	83,807
U.S. Purchased Call Options	11,240,000	11,240,000	—	—
U.S. Registered Investment Companies	10,161,603	10,161,603	—	—
Non-U.S. Investment Companies	3,488,447	—	—	3,488,447

56	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

	Total value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Allocation Fund (continued)
U.S. Cash Equivalents	$7,001,979	$7,001,979	$—	$—

Total Assets	1,231,097,386	427,194,598	652,230,745	151,672,043

Liabilities
Securities Sold Short
U.S. Corporate Bonds & Notes(1)	(6,125,062)	—	(6,125,062)	—
Non-U.S. Corporate Bonds & Notes	(17,515,743)	(2,955,000)	(14,560,743)	—
U.S. Equity(1)	(42,327,544)	(42,327,544)	—	—
Non-U.S. Equity(1)	(18,903,999)	(18,903,999)	—	—
Other Financial Instruments
Commodity Contracts—Futures(2)	(3,744,153)	(3,744,153)	—	—
Equity Contracts—Futures(2)	(3,997,880)	(3,997,880)	—	—
Written Put Options Contracts	(31,241,989)	(11,897,460)	(19,344,529)	—

Total Liabilities	(123,856,370)	(83,826,036)	(40,030,334)	—

Total	$1,107,241,016	$343,368,562	$612,200,411	$151,672,043

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Investment Portfolio.

	Total value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks(1)	$218,641,622	$218,641,622	$—	$—
Purchased Put Options	335,000	335,000	—	—
Registered Investment Companies	19,416,751	19,416,751	—	—

Total Assets	238,393,373	238,393,373	—	—

Liabilities
Securities Sold Short(1)	(8,668,750)	(8,668,750)	—	—

Total Liabilities	(8,668,750)	(8,668,750)	—	—

Total	$229,724,623	$229,724,623	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$28,713,114	$28,713,114	$—	$—
Master Limited Partnerships	7,130,977	7,130,977	—	—
Registered Investment Companies	7,752,734	7,752,734	—	—
Cash Equivalents	52,857	52,857	—	—

Total	$43,649,682	$43,649,682	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

Semi-Annual Report	57

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

	Total value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$24,353	$—	$24,353	$—
Agency Mortgage-Backed Securities	2,373,823	—	2,373,823	—
Asset-Backed Securities	2	—	2	—
Corporate Bonds & Notes(1)	931,421	—	931,421	—
Foreign Corporate Bonds & Notes(1)	384,624	—	384,624	—
Non-Agency Collateralized Mortgage-Backed Securities	408,708	—	408,708	—
Domestic Equity
Common Stocks(1)	44,921,595	44,921,595	—	—
Preferred Stocks(1)	572,406	572,406	—	—
Foreign Equity
Common Stocks(1)	8,755,658	8,755,658	—	—
Preferred Stocks(1)	583,400	583,400	—	—
Registered Investment Companies	26,775,174	26,775,174	—	—
Cash Equivalents	7,726,195	7,726,195	—	—

Total	$93,457,359	$89,334,428	$4,122,931	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes(1)	$19,517,536	$—	$19,517,536	$—
Cash Equivalents	10,878,536	10,878,536	—	—

Total	$30,396,072	$10,878,536	$19,517,536	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligation	$182,560	$—	$182,560	$—
Agency Mortgage-Backed Securities	21,946,364	—	21,946,364	—
Asset-Backed Securities	482,163	—	482,163	—
Corporate Bonds & Notes(1)	45,266,426	—	44,780,126	486,300
Foreign Corporate Bonds & Notes(1)	9,553,713	—	9,553,713	—
Municipal Bonds & Notes	5,276,674	—	5,276,674	—
Non-Agency Collateralized Mortgage-Backed Securities	4,550,780	—	4,550,780	—
Sovereign Bonds	920,038	—	920,038	—
U.S. Government Agencies	22,701,152	—	22,701,152	—
Domestic Equity
Common Stocks	2,204,210	2,204,210	—	—

58	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

	Total value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund (continued)
Preferred Stocks(1)	$3,448,543	$3,274,796	$173,747	$—
Foreign Equity	251,923	251,923	—	—
Registered Investment Companies	16,103,179	16,103,179	—	—
Cash Equivalents	6,322,380	6,322,380	—	—

Total	$139,210,105	$28,156,488	$110,567,317	$486,300

(1)	See Investment Portfolio detail for industry breakout.

The table below sets forth a summary of changes in the Global Allocation Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended March 31, 2016.

	Balance as of September 30, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of March 31, 2016	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Global Allocation Fund
U.S. Senior Loans
Healthcare	$5,994,156	$—	$—	$—	$—	$(72,919)	$—	$(77,968)	$5,843,269	$(72,919)
Telecommunications	37,305,603	—	—	(3,240)		(5,287)	2,131,757		$39,428,833	(5,287)
Non-U.S. Senior Loans
Manufacturing	675,017	—	—	(189)		(57,259)			$617,569	(57,259)
U.S. Equities
Chemicals	16,618,504					(11,494,323)	659,112	(669,905)	$5,113,388	(11,494,323)
Healthcare	2,120,000	—	—			380,000	—	(2,500,000)	—	—
Telecommunications Services	92,860,126	—	—			2,660,854			95,520,980	2,660,854
Non-U.S. Equity
Healthcare Equipment & Services	—	—	—			(924,250)	2,500,000		1,575,750	(924,250)
U.S. Warrants
Healthcare	149,761	—	—			(110,185)	44,231		83,807	(110,185)
Non-U.S. Investment Companies	2,937,405	—	—			551,042			3,488,447	551,042

Total	$158,660,572	$—	$—	$(3,429)	$—	$(9,072,327)	$5,335,100	$(3,247,873)	$151,672,043	$(9,452,327)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the six months ended March 31, 2016, a net amount of $2,430,902 of the Global Allocation Fund’s portfolio investments transferred from Level 2 to Level 1. Transfers from Level 2 to Level 1 were due to an increase in observable pricing inputs as compared to the previous period.

Semi-Annual Report	59

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 3/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Global Allocation Fund
Common Stock	$102,210,118	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of EBITDA	7.2x
			Liquidity Discount	10%
			Asset-Specific Discount	10%
		Discounted Cash Flow	Discount Rate	11%
Bank Loans	45,889,671	Third-Party Pricing Vendor	N/A	N/A
		Discounted Cash Flow	Spread Adjustment	0.0% - 0.2%
		Debt-Yield	Yield Adjustment	4.75% - 6%
Mutual Funds	3,488,447	Net Asset Value	N/A	N/A
Warrants	83,807	Black-Scholes Model	Share Price	$5.92
			Annualized Volatility	70%

Total	$151,672,043

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Accretion of discount and amortization of premium on taxable bonds and loans are computed to the call or maturity date, whichever is shorter, using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

Management has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Tax-Exempt Fund and Fixed Income Fund declare investment income dividends daily and pay them monthly. The Global Allocation Fund declares and pays investment income dividends quarterly. All other Funds declare and pay dividends from investment income annually. All Funds typically declare and pay distributions from net realized capital gains in excess of capital loss carryforwards annually.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is

60	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. Cash held as collateral for securities sold short is classified as restricted cash on the Global Allocation Fund and Premier Growth Equity Fund’s Statement of Assets and Liabilities. Restricted cash in the amounts of $122,091,079 and $10,499,877 were held with the broker for the Global Allocation Fund and Premier Growth Equity Fund, respectively. Additionally, securities valued at $416,414,521 and $79,999,428 were posted in the Global Allocation Fund’s and Premier Growth Equity Fund’s segregated account, respectively, as collateral during the period ended March 31, 2016.

Note 3. Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Forward Foreign Currency Exchange Contracts

The Funds enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Funds’ currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Funds’ financial statements. Such amounts appear under the caption Forward Foreign Currency Exchange Contracts in the Investment Portfolio. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Funds’ risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid assets in an amount equal to the value of the Fund’s obligation under those contracts, marked to market on a daily basis. For the six months ended March 31, 2016, none of the funds invested in forward foreign currency exchange contracts.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Semi-Annual Report	61

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

For the six months ended March 31, 2016, the Global Allocation Fund held futures contracts with period end positions as detailed in the Fund’s Investment Portfolio. Cash held as collateral for futures is classified as restricted cash on the Global Allocation Fund’s Statement of Assets and Liabilities. Restricted cash in the amount of $22,341,117 was held with the broker for the Global Allocation Fund. The Premier Growth Equity Fund invested in futures contracts during the period, however, none were held as of March 31, 2016. These Funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed-income investments. For the six months ended March 31, 2016, the Small-Cap Equity Fund, Total Return Fund, Tax-Exempt Fund and Fixed Income Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series

(type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or if the premium received from a sale is less than the original premium paid, the fund will realize a capital loss.

Transactions in written options for the six months ended March 31, 2016 were as follows:

Global Allocation Fund	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2015	82,148	$333,400,500	$26,846,076
Call Options Written	2,000	8,000,000	1,394,391
Put Options Written	87,227	516,851,500	42,459,333
Call Options Exercised	(750)	(7,500,000)	(948,499)
Put Options Exercised	(18,196)	(68,690,100)	(5,462,753)
Call Options Closed	(2,870)	(18,005,000)	(2,813,202)
Put Options Closed	(94,832)	(560,830,400)	(21,644,509)

Outstanding, March 31, 2016	54,727	$203,226,500	$39,830,837

Additional Derivative Information

The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The fair value of derivative instruments on the Statement of Assets and Liabilities have the following risk exposure at March 31, 2016:

	Fair Value
Fund	Asset Derivative		Liability Derivative
Global Allocation Fund
Equity Price Risk	$11,240,000	(1)	$(35,239,869	)(2)(3)(4)
Commodity Risk	—		(3,744,153	)(3)(4)
Premier Growth Equity Fund
Equity Price Risk	335,000	(1)	—

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written options contracts, at value.
(3)	Statement of Assets and Liabilities location: Variation margin receivable/payable.
(4)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Investment Portfolio and within the

62	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statements of Assets and Liabilities.

To reduce counterparty credit risk with respect to over-the-counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2016, is as follows:

Fund	Net Realized Gain(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Global Allocation Fund
Equity Price Risk	$(26,286,657	)(1)(2)(3)	$46,312,673	(4)(5)(6)
Commodity Risk	27,978,638	(3)	(3,744,153	)(6)
Foreign Exchange Risk	(17,777,455	)(3)	—
Premier Growth Equity Fund
Equity Price Risk	(1,294,296	)(1)	(451,489	)(4)

(1)	Statement of Operations location: Realized gain (loss) on investments from unaffiliated issuers.
(2)	Statement of Operations location: Realized gain (loss) on written options contracts.
(3)	Statement of Operations location: Realized gain (loss) on future contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) on investments.
(5)	Statement of Operations location: Change in unrealized appreciation (depreciation) on written options contracts.
(6)	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures contracts.

The average quarterly volume of derivative activity for the six months ended March 31, 2016, is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Global Allocation Fund
Futures Contracts	—	$(331,337)
Purchased Options Contracts	56,858	—
Written Options contracts	63,594	—
Premier Growth Equity Fund
Futures Contracts	—	(10,437)
Purchased Options Contracts	1,667	—

Note 4. Securities Lending

Each Fund may make secured loans of its portfolio securities amounting to not more than 30% (5% in the case of Tax-Exempt Fund) of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Funds’ securities lending policies, securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral in cash, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, irrevocable letters of credit issued by a bank or forms of collateral acceptable under the Funds’ securities lending agreement equal to at least 102% or 105% of the market

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

value of the securities loaned, depending on the nature of the loaned securities and the collateral received, as set forth in the applicable securities lending agreement. The borrower pays to a Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower.

Securities lending transactions are entered into pursuant to Securities Lending Authorization Agreements (“SLAA”), which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLAA counterparty’s bankruptcy or insolvency. Under the SLAA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Funds benefit from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

Gross Amounts of Liabilities Presented in Statement of Assets & Liabilities(1)
Fund	Gross Amounts Not Offset in the Statement of Assets and Liabilities	Financial Instrument(2)	Collateral Received	Net Amount (not less than 0)
Global Allocation Fund	$10,292,853	$(10,099,942)	$0	$192,911
Premier Growth Equity Fund	19,666,538	(18,976,220)	0	690,318
Small-Cap Equity Fund	8,848,702	(8,826,258)	0	22,444
Total Return Fund	21,128,554	(20,614,899)	0	513,655
Fixed Income Fund	5,925,820	(5,779,644)	0	$146,176

(1)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(2)	Represents market value of securities on loan at six months ended end.

For the six months ended March 31, 2016, the market value of securities loaned and the amounts secured with cash and securities collateral, which are included on each Fund’s Investment Portfolio were as follows:

Fund	Security Lending Market Value	Security Lending Collateral Cash Collateral (1)	Security Lending Collateral Non-Cash Collateral(2)
Global Allocation Fund	$10,099,942	$10,161,603	$131,250
Premier Growth Equity Fund	18,976,220	19,416,751	249,787
Small-Cap Equity Fund	8,826,258	7,752,734	1,095,968
Total Return Fund	20,614,899	20,109,459	1,019,096
Fixed Income Fund	5,779,644	5,925,820	—

(1)	The loaned securities were secured with cash collateral which was invested in the State Street Navigator Prime Securities Lending Portfolio.
(2)	Security lending non-cash collateral consists of U.S. Government Treasury & Agency debt and Sovereign debt.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended September 30, 2015, permanent differences chiefly resulting from equalization, short sale holding period reclass, partnership basis adjustments, defaulted bonds, foreign currency gains and losses, dividends received and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in- Capital
Global Allocation Fund	$(6,296,966)	$6,296,863	$103
Dividend Equity Fund	5,061	(5,061)	—
Premier Growth Equity Fund	14,172	(14,172)	—
Small-Cap Equity Fund	14,433	(14,433)	—
Total Return Fund	(98,597)	98,597	—
Tax-Exempt Fund	—	—	—
Fixed Income Fund	300,876	(408)	(300,468)

64	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

At September 30, 2015, the most recent tax year-end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Other Temporary Differences(1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)(2)
Global Allocation Fund	$1,816,423	$—	$—	$(7,010,399)	$(4,377,475)	$(431,411,627)
Dividend Equity Fund	42,942	2,907,066	—	(22,528)	—	(511,797)
Premier Growth Equity Fund	250,247	17,399,085	—	(1)	—	57,545,413
Small-Cap Equity Fund	36,950	4,986,414	—	—	—	1,049,214
Total Return Fund	2,147,792	6,088,052	—	—	—	(6,050,628)
Tax-Exempt Fund	—	602,638	66,132	—	—	1,129,980
Fixed Income Fund	—	—	—	(36,504)	(2,184,415)	(2,745,386)

(1)	Other temporary differences are comprised of dividends payable and organizational expenses.
(2)	Any differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sale, and other adjustments.

As of September 30, 2015, the most recent tax year-end, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Code and regulations promulgated thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	2016	2017		2018		No Expiration Short- Term(1)	No Expiration Long- Term(1)	Total
Global Allocation Fund	$—	$733,520	(2)	$604,956	(2)	$—	$—	$1,338,476
Dividend Equity Fund	—	—		—		—	—	—
Premier Growth Equity Fund	—	—		—		—	—	—
Small-Cap Equity Fund	—	—		—		—	—	—
Total Return Fund	—	—		—		—	—	—
Tax-Exempt Fund	—	—		—		—	—	—
Fixed Income Fund	—	—		—		—	380,945	380,945

(1)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

(2)

Includes capital loss acquired due to Global Allocation Fund’s merger with U.S. Equity Fund on September 28, 2012 and the prior year mergers with Highland International Equity Fund and Global Select Equity Fund on September 20, 2013. The Global Allocation Fund’s ability to utilize these capital losses is limited under Internal Revenue Service regulations.

During the year ended September 30, 2015, the Global Allocation Fund and the Fixed Income Fund utilized capital carryforwards in the amount of $1,363,307 and $1,758,948, respectively.

Semi-Annual Report	65

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

The tax composition of distributions paid during the years ended September 30, 2015 and September 30, 2014 (unless otherwise indicated) were as follows:

	Distributions Paid From:
Fund	Exempt Interest	Ordinary Income(1)	Long- Term Capital Gains	Return of Capital(2)
Global Allocation Fund
2015	$—	$94,000,568	$10,622,900	$—
2014	—	11,339,592	4,076,066	—
Dividend Equity Fund
2015	—	300,846	738,229	—
2014	—	411,221	279,443	—
Premier Growth Equity Fund
2015	—	21,606	15,498,986	—
2014	—	276,833	11,468,165	—
Small-Cap Equity Fund
2015	—	61,797	4,493,225	—
2014	—	—	2,894,526	—
Total Return Fund
2015	—	798,002	3,634,726	—
2014	—	686,406	—	—
Tax-Exempt Fund
2015	447,333	5,279	246,491	—
2014	792,183	21,272	—	—
Fixed Income Fund
2015	—	2,984,538	—	301,597
2014	—	2,928,491	—	178,829

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
(2)	Additional Information will be distributed on Form 1099 at the end of the calendar year.

Unrealized appreciation and depreciation at March 31, 2016, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	$53,216,989	$557,668,151	$(536,331,643)	$1,682,556,681
Premier Growth Equity Fund	60,639,352	3,142,489	57,496,863	172,227,760
Small-Cap Equity Fund	5,244,705	4,188,098	1,056,607	42,593,075
Total Return Fund	2,963,228	4,836,773	(1,873,545)	93,457,359
Tax-Exempt Fund	1,436,379	27,867	1,408,512	28,987,560
Fixed Income Fund	2,043,778	3,655,135	(1,611,357)	139,210,105

66	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

Under current laws, certain capital losses after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2015, the Funds elected to defer the following losses incurred from November 1, 2014 through September 30, 2015:

Fund	Realized Capital Losses	Ordinary Losses
Global Allocation Fund	$3,038,999	$—
Dividend Equity Fund	—	—
Premier Growth Equity Fund	—	—
Small-Cap Equity Fund	—	—
Total Return Fund	—	—
Tax-Exempt Fund	—	—
Fixed Income Fund	1,803,470	—

Note 6. Credit Agreement

Effective May 24, 2013, the Funds entered into a $25,000,000 unsecured credit agreement with State Street Bank and Trust Company (the “Unsecured Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. At the time the Funds entered into the Unsecured Credit Agreement, the Funds’ aggregate borrowings could not exceed $25,000,000. Interest is charged to the Funds based on their borrowings at a rate equal to 1.25% plus the greater of the Federal Funds Effective Rate or the LIBOR. In addition, the Funds agree to pay commitment fee expenses of 0.10% on the undrawn amounts, which are included in “Commitment fees-credit agreement” on the Statement of Operations. On May 23, 2014, the Unsecured Credit Agreement was amended to extend the expiration date to May 22, 2015. On July 31, 2014, the Unsecured Credit Agreement was amended to include the addition of a new fund, Highland Opportunistic Credit Fund. On October 27, 2014, the Unsecured Credit Agreement was increased to $150,000,000. Additionally, the Funds agreed to pay increased commitment fee expenses of 0.15% on undrawn amounts. On May 22, 2015, the Unsecured Credit Agreement was amended to extend the expiration date to May 20, 2016 and to increase commitment fee expenses to 0.20% on undrawn amounts. On August 31, 2015 the Unsecured Credit Agreement was amended to include the addition of three new funds; (a) Highland HFR Equity Hedge ETF, (b) Highland HFR Event-Driven ETF and (c) Highland HFR Global ETF, each a series of Highland Funds I. On March 2, 2016 the Highland Energy MLP Fund was removed from the Unsecured Credit Agreement and entered into a Master Margin Loan Agreement (the “Agreement”) with The Bank of New York Mellon. For the period ended March 31, 2016, the Global Allocation Fund, the Premier Growth Equity Fund, and the Small-Cap Equity Fund had interest expense related to the Unsecured Credit Agreement of $647,017, $2,340 and

$2,294, respectively. Commitment fees for the Global Allocation Fund, the Premier Growth Equity Fund, the Small-Cap Equity Fund, the Total Return Fund, the Tax-Exempt Fund, and the Fixed Income Fund were $41,934, $5,596, $898, $1,751, $457, and $3,102, respectively. As of March 31, 2016, the Global Allocation Fund, the Premier Growth Equity Fund, and the Small-Cap Equity Fund had an outstanding balance of $62,000,000, $10,000,000, and $4,000,000, respectively, under the Unsecured Credit Agreement. The fair value of the outstanding debt under the Unsecured Credit Agreement was estimated to be $62,088,749, $10,014,804, and $4,005,535, respectively, and would be categorized as Level 3 within the fair value hierarchy. The fair value was estimated based on discounting the cash flows owed using a discount rate of 0.50% over the 3 month risk free rate. For the six months ended March 31, 2016 the Global Allocation Fund, the Premier Growth Equity, and the Small-Cap Equity Fund had average daily note balances of $90,689,095, $7,142,857, $1,960,000, respectively, at a weighted average interest rate of 1.63%, 1.68%, and 1.69%, respectively, for the days outstanding.

Note 7. Transactions with Affiliates & Expenses Incurred by the Fund

Investment Advisory Fees and Administration Fees

For its investment advisory and administrative services, each Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of a Fund means the average daily value of the total assets of a Fund less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

On behalf of the Funds, the Trust has entered into an administration agreement with State Street and pays State Street a fee for administration services. The Investment Adviser generally assists in all aspects of the Funds’ administration and operations and furnishes offices, necessary facilities, equipment and personnel.

The table below shows each Fund’s contractual advisory fee with the Investment Adviser for the six months ended March 31, 2016:

Fund	Annual Fee Rate to Highland
Global Allocation Fund	0.40%
Premier Growth Equity Fund	0.60%
Small-Cap Equity Fund	0.95%
Total Return Fund	0.50%
Tax-Exempt Fund	0.35%
Fixed Income Fund	0.30%

Semi-Annual Report	67

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

Sub-Advisory Fees

The Premier Growth Equity Fund was sub-advised by GE Asset Management Incorporated (“GEAM”) until January 31, 2016. The Total Return Fund was sub-advised by GEAM until February 1, 2015, at which time it became sub-advised by First Foundation Advisors (“FFA”). The Tax-Exempt Fund and the Fixed Income Fund are sub-advised by FFA. The Investment Adviser pays each sub-advisor fee that it receives from the respective Fund.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Funds pursuant to their distribution plans under Rule 12b-1 under the 1940 Act, as amended, taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Global Allocation Fund, the Small-Cap Equity Fund, the Total Return Fund, the Tax-Exempt Fund and the Fixed Income Fund to 0.90%, 0.95%, 0.95%, 0.65% and 0.65%, respectively, of average daily net assets attributable to any class of the Global Allocation Fund, the Small-Cap Equity Fund, the Total Return Fund, the Tax-Exempt Fund and the Fixed Income Fund (each, an “Expense Cap” and collectively, the “Expense Caps”). The Expense Caps will continue through at least January 31, 2017, and may not be terminated prior to this date without the action or consent of the Board.

The Trust, on behalf of each Fund, has contractually agreed to pay the Adviser all amounts previously paid, waived or reimbursed by the Adviser with respect to a Fund pursuant to its respective Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses (excluding Excluded Expenses) of such Fund, in the aggregate, would not cause a Fund’s total annual operating expenses in any such year to exceed the amount of its Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Adviser more than 36 months after the date such amounts were paid, waived or reimbursed by the Adviser. The Adviser may not recoup any amounts previously paid, waived or reimbursed under an Expense Cap before payment of a Fund’s operating expenses for the year in which the Adviser intends to recoup such amounts.

There can be no assurance that this fee reduction will be sufficient to avoid any loss. On March 31, 2016, the amounts subject to possible future recoupment under the Funds’ expense limitations were as follows:

	Expiring
Fund	2017	2018	2019
Global Allocation Fund	$—	$—	$535,390
Premier Growth Equity Fund	—	—	—
Small-Cap Equity Fund	55,044	193,129	85,151
Total Return Fund	—	—	—
Tax-Exempt Fund	—	25,890	26,032
Fixed Income Fund	—	—	—

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Although the Funds believe that Mr. Powell is technically no longer an “interested person” of the Funds, in light of his previous employment with the Investment Adviser and an affiliate of the Investment Adviser, as well as his ongoing provision of consulting services to the Investment Adviser and affiliates of the Investment Adviser, it is possible that the SEC might in the future determine Mr. Powell to be an “interested person” of the Funds. Therefore, the Funds intend to treat Mr. Powell as an “interested person” of the Funds for all purposes other than compensation (Mr. Powell will be compensated at the same rate as the Independent Trustees) from December 16, 2015 until December 4, 2017 (the second anniversary of his resignation).

The Funds pay no compensation to their officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Distribution and Shareholder Service Fees

The Funds have a distribution and shareholder service plan (each a “Plan” and collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans require the payment of a monthly service fee to Highland Capital Funds Distributor, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, and Class C shares of the Funds. The Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares. Currently Class Y shares are not subject to a 12b-1 fee.

68	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

The Underwriter received $50,500 of front end sales charges from the sale of Class A shares and $50,439 in contingent deferred sales charges from the redemption of Class C shares of the Funds during the period ended March 31, 2016.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the potential loss the Funds may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Funds would record if its counterparties failed to perform pursuant to the terms of their obligations to the Funds. Because the Funds may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Funds may be exposed to the credit risk of their counterparties. To limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater NAV fluctuation than if a Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Futures Contracts Risk

The risks of entering into futures contracts include the possibilities that their markets may become illiquid and/or changes in the values of the contracts may not correlate to changes in the values of the underlying instruments.

Illiquid Securities Risk

The investments made by the Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Indemnification Risk

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Interest Rate Risk

The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Funds can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates.

Investments in Foreign Markets Risk

Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

Semi-Annual Report	69

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Restricted Securities Risk

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased.

Senior Loans Risk

The risk that the issuer or a senior loan may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce a Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, senior loans may not mitigate price declines in a long-term interest rate environment. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short-Selling Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Note 9. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended March 31, 2016, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Global Allocation Fund	$—	$—	$613,811,057	$1,321,650,972
Premier Growth Equity Fund	—	—	76,664,504	91,926,943
Small-Cap Equity Fund	—	—	16,449,737	17,333,093
Total Return Fund	—	180,464	35,100,101	38,614,078
Tax-Exempt Fund	—	—	2,658,510	15,000
Fixed Income Fund	19,692,260	20,278,386	12,513,048	4,320,490

Note 10. Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities.

70	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

The Global Allocation Fund held at least five percent of the outstanding voting securities of the following companies during the six months ended March 31, 2016:

Issuer	Shares at September 30, 2015	Shares at March 31, 2016	Market Value			Purchases	Sales
			September 30, 2015	March 31, 2016	Affiliated Income
Highland HFR Equity Hedge ETF (Exchange-Traded Funds)	495,000	95,000	$9,157,500	$1,836,825	$—	$—	$7,231,867
Highland HFR Event-Driven ETF (Exchange-Traded Funds)	495,000	95,000	8,573,648	1,606,450	87,464	—	6,459,859
Highland HFR Global ETF (Exchange-Traded Funds)	495,000	95,000	9,370,301	1,795,500	104,569	—	7,151,844
Highland/iBoxx Senior Loan ETF (Exchange-Traded Funds)	343,198	43,198	6,345,731	787,500	85,039	—	5,399,901
Highland Energy MLP Fund (Master Limited Partnerships)	3,385,921	3,593,490	25,970,018	12,361,604	—	2,959,478	2,000,000
BB Votorantim Highland Infrastructure LLC (Non-U.S. Investment Companies)	10,000	10,000	2,937,405	3,488,447	—	—	—
TerreStar Corp. (U.S. Equity)	306,550	306,550	92,860,126	95,520,980	—	—	—
TerreStar Corp. (U.S. Senior Loans)	37,455,424	14,320,737	37,305,603	39,428,833	—	2,131,757	—

	42,986,094	18,363,296	$192,520,330	$156,826,139	$277,071	$5,091,235	$28,243,470

Note 11. New Accounting Pronouncements

In February 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. This update focuses on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. For public entities this update will be effective for interim and annual periods beginning after December 15, 2015. ASU 2015-02 will modify the evaluation of limited partnerships and similar legal entities as variable interest entities (VIEs). This update will eliminate the presumption that a general partner should consolidate a limited partnership. This update also affects the consolidation analysis of reporting entities that are involved with VIEs. The update also provides a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements similar to Rule 2a-7 of the investment Company Act of 1940 for registered money market funds. Management is currently evaluating the impact of the provisions of this new guidance on the Fund’s financial position.

In April 2015, the FASB issued ASU 2015-03, Interest – Imputation of interest (Subtopic 835-30) Simplifying the Presentation of Debt Issuance Costs, which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. In August 2015, the FASB issued Accounting Standards Update No. 2015-15, Interest—Imputation of

Interest to update the guidance to include SEC staff views regarding the presentation and subsequent measurement of debt issuance costs related to line-of-credit arrangements. Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC has indicated that it would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. For public entities, these updates are effective for interim and annual periods beginning after December 15, 2015. Management is currently evaluating the impact on the Fund’s financial statements.

In May 2015, the FASB issued ASU 2015-07, Fair Value Measurement (Topiv 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. For public entities this guidance is required to be presented for interim and annual periods beginning after December 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Fund’s financial statements.

Semi-Annual Report	71

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Funds II

In January 2016, the FASB issued Accounting Standards Update 2016-01, Financial Instruments (Subtopic 825-10): Recognition and measurement of Financial Assets and Liabilities. The amendments in this update make improvements to the requirements for accounting for equity investments and simplify the impairment assessment of equity investments. For public entities this update will be effective for fiscal years beginning after December 15, 2017. Management is currently evaluating the impact of this new guidance on the Fund’s financial position.

In March 2016, the FASB issued Accounting Standards Update 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments. The amendments in this update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. For public entities this update will be effective for interim periods and fiscal years beginning after December 15, 2016. Management is currently evaluating the impact of this new guidance on the Fund’s financial position.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events.

On May 20, 2016, the Unsecured Credit Agreement was amended to, among other things, to change the maturity date to September 20, 2016, increase commitment fee expense to 0.25% on undrawn amounts, and to remove certain funds that had been liquidated.

72	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

March 31, 2016	Highland Funds II

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire year ended September 30, 2015.

Actual Expenses: The first section of the table for each Fund provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 — 8.6), then multiply the result by the number given for your class under the heading "Expenses paid during the period."

Hypothetical Example for Comparison Purposes: The second section of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges or redemption fees. Therefore, the second section of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/15	Ending Account Value 03/31/16	Annualized Expense Ratio(1)	Expenses Paid During the Period (1)	Actual Returns for Period
Highland Global Allocation Fund
Actual Fund Return
Class A	$1,000.00	$914.50	1.31%	$6.27	(8.55)%
Class C	1,000.00	911.20	2.04%	9.75	(8.88)%
Class Y	1,000.00	915.50	1.04%	4.98	(8.45)%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.45	1.31%	$6.61	5.00%
Class C	1,000.00	1,014.80	2.04%	10.28	5.00%
Class Y	1,000.00	1,019.80	1.04%	5.25	5.00%
Highland Premier Growth Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,046.40	1.15%	$5.88	4.64%
Class C	1,000.00	1,042.80	1.90%	9.70	4.28%
Class Y	1,000.00	1,047.90	0.90%	4.61	4.79%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.25	1.15%	$5.81	5.00%
Class C	1,000.00	1,015.50	1.90%	9.57	5.00%
Class Y	1,000.00	1,020.50	0.90%	4.55	5.00%

Semi-Annual Report	73

ADDITIONAL INFORMATION (unaudited) (continued)

March 31, 2016	Highland Funds II

	Beginning Account Value 10/01/15	Ending Account Value 03/31/16	Annualized Expense Ratio(1)	Expenses Paid During the Period (1)	Actual Returns for Period
Highland Small-Cap Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,042.80	1.22%	$6.23	4.28%
Class C	1,000.00	1,038.40	1.97%	10.04	3.84%
Class Y	1,000.00	1,043.70	0.97%	4.96	4.37%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,018.90	1.22%	$6.16	5.00%
Class C	1,000.00	1,015.15	1.97%	9.92	5.00%
Class Y	1,000.00	1,020.15	0.97%	4.90	5.00%
Highland Total Return Fund
Actual Fund Return
Class A	$1,000.00	$1,050.80	1.13%	$5.84	5.08%
Class C	1,000.00	1,046.90	1.88%	9.62	4.69%
Class Y	1,000.00	1,051.80	0.88%	4.51	5.18%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,019.30	1.13%	$5.76	5.00%
Class C	1,000.00	1,015.60	1.88%	9.47	5.00%
Class Y	1,000.00	1,020.60	0.88%	4.45	5.00%
Highland Tax-Exempt Fund
Actual Fund Return
Class A	$1,000.00	$1,022.70	0.90%	$4.55	2.27%
Class C	1,000.00	1,018.10	1.63%	8.22	1.81%
Class Y	1,000.00	1,023.70	0.65%	3.29	2.37%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.50	0.90%	$4.55	5.00%
Class C	1,000.00	1,016.85	1.63%	8.22	5.00%
Class Y	1,000.00	1,021.75	0.65%	3.29	5.00%
Highland Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,022.00	0.90%	$4.55	2.20%
Class C	1,000.00	1,018.30	1.65%	8.33	1.83%
Class Y	1,000.00	1,023.30	0.65%	3.29	2.33%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,020.50	0.90%	$4.55	5.00%
Class C	1,000.00	1,016.75	1.65%	8.32	5.00%
Class Y	1,000.00	1,021.75	0.65%	3.29	5.00%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (183/366).

74	Semi-Annual Report

Highland Funds

c/o BFDS

30 Dan Road

Canton, MA 02021-2809

Highland Funds II	Semi-Annual Report, March 31, 2016

www.highlandfunds.com	HLC-HFII-SEMI-03/16

Highland Energy MLP Fund

Semi-Annual Report

March 31, 2016

Highland Energy MLP Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Energy MLP Fund

Objective

Highland Energy MLP Fund (the “Fund”) seeks to provide investors with current income and capital appreciation.

Net Assets as of March 31, 2016

$21.8 million

Portfolio Data as of March 31, 2016

The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Top 10 Holdings as of 03/31/2016 (%)(1)(2)
Targa Resources Corp. (Common Stocks)	11.5
Energy Transfer Partners LP (Master Limited Partnerships)	11.4
Enterprise Products Partners LP (Master Limited Partnerships)	11.4
Shell Midstream Partners LP (Master Limited Partnerships)	10.9
Western Gas Equity Partners LP (Master Limited Partnerships)	9.8
Tesoro Logistics LP (Master Limited Partnerships)	9.5
MPLX LP (Master Limited Partnerships)	8.9
Dynagas LNG Partners LP (Master Limited Partnerships)	8.2
EnLink Midstream Partners LP (Master Limited Partnerships)	7.7
Kinder Morgan, Inc. (Common Stocks)	7.4

(1)	Holdings are calculated as a percentage of total net assets.

(2)	Excludes the Fund’s cash equivalent investments.

Semi-Annual Report	1

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2016	Highland Energy MLP Fund

Shares		Value ($)

Common Stocks - 26.6%

ENERGY - 26.6%
77,774	EnLink Midstream LLC	874,957
91,049	Kinder Morgan, Inc.	1,626,135
35,689	SemGroup Corp., Class A	799,434
84,031	Targa Resources Corp.	2,509,166

		5,809,692

	Total Common Stocks (Cost $14,852,195)	5,809,692

Master Limited Partnerships - 99.2%

ENERGY - 99.2%
35,826	Crestwood Equity Partners LP	418,089
157,528	Dynagas LNG Partners LP	1,795,819
199,783	Energy Transfer Equity LP	1,424,453
76,849	Energy Transfer Partners LP	2,485,297
139,040	EnLink Midstream Partners LP	1,678,213
100,810	Enterprise Products Partners LP	2,481,942
65,241	MPLX LP	1,937,005
41,889	NGL Energy Partners LP	315,005
12,130	Plains All American Pipeline LP	254,366
148,751	Plains GP Holdings LP, Class A	1,292,646
64,962	Shell Midstream Partners LP	2,378,259
33,500	Suburban Propane Partners LP	1,001,315
45,497	Tesoro Logistics LP	2,077,393
60,132	Western Gas Equity Partners LP	2,143,105

		21,682,907

	Total Master Limited Partnerships (Cost $36,530,557)	21,682,907

Warrants (a) - 0.3%

ENERGY - 0.3%
1,578,481	Kinder Morgan, Inc., expires 05/25/2017	57,615

	Total Warrants (Cost $3,645,569)	57,615

Cash Equivalents - 1.8%
391,877	State Street Institutional Liquid Reserves Fund	391,877

	Total Cash Equivalents (Cost $391,877)	391,877

Total Investments - 127.9%		27,942,091

(Cost $55,420,198)
Other Assets & Liabilities, Net - (27.9)%		(6,093,677)

Net Assets - 100.0%		21,848,414

(a)	Non-income producing security.

2	See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2016 (unaudited)	Highland Energy MLP Fund

($)
Assets
Investments, at value	27,550,214

Total Investments, at value	27,550,214
Cash equivalents (Note 2)	391,877
Restricted Cash — Written Options (Note 2)	181
Receivable for:
Dividends	180
Investment advisory and administration fees (Note 7)	16,641
Fund shares sold	37,147
Net deferred tax asset (Note 5)	1,930,830
Prepaid expenses and other assets	38,279

Total assets	29,965,349

Liabilities
Notes payable (Note 6)	8,100,000

Payable for:
Fund shares redeemed	5,628
Trustees’ fees	1,102
Distribution and shareholder service fees (Note 7)	350
Transfer agent fees	1,579
Interest expense (Note 6)	1,102
Accrued expenses and other liabilities	7,174

Total liabilities	8,116,935

Net Assets	21,848,414

Net Assets Consist of:
Par value (Note 1)	6,346
Paid-in capital	65,022,748
Accumulated net investment gain (loss), net of income taxes	(738,799)
Accumulated net realized loss from investments, net of income taxes	(17,023,371)
Net unrealized appreciation (depreciation) on investments, net of income taxes	(25,418,510)

Net Assets	21,848,414

Investments, at cost	55,028,321
Cash equivalents, at cost (Note 2)	391,877

Class A:
Net assets	4,303,145
Shares outstanding ($0.001 par value; unlimited shares authorized)	1,246,801

Net asset value per share	3.45

Class C:
Net assets	2,250,866
Shares outstanding ($0.001 par value; unlimited shares authorized)	653,221

Net asset value and offering price per share	3.45

Class Y:
Net assets	15,294,403
Shares outstanding ($0.001 par value; unlimited shares authorized)	4,446,429

Net asset value, offering and redemption price per share	3.44

See accompanying Notes to Financial Statements.	3

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2016 (unaudited)	Highland Energy MLP Fund

($)
Investment Income
Income:
Dividends and distributions	1,679,114
Return of capital (Note 2)	(1,511,203)
Interest	531
Other income	9,465

Total Income	177,907

Expenses:
Investment advisory (Note 7)	202,875
Administration fees (Note 7)	40,575
Distribution and shareholder service fees: (Note 7)
Class A	7,774
Class C	12,284
Class R	19
Transfer agent fees	9,100
Trustees fees (Note 7)	2,398
Accounting services fees	10,525
Audit fees	60,827
Legal fees	38,910
Registration fees	34,879
Insurance	2,913
Reports to shareholders	8,675
Interest expense (Note 6)	89,510
Commitment fees-credit agreement (Note 6)	418
Other	15,521

Total operating expenses before waiver and reimbursement (Note 7)	537,203
Less: Expenses waived or borne by the adviser and administrator	(255,203)

Net operating expenses	282,000

Net investment loss	(104,093)

Net Realized Gain (Loss) on Investments and Foreign Currencies
Investments	(16,277,190)
Written options contracts (Note 3)	45,063
Change in unrealized appreciation (depreciation) on:
Investments	536,388
Written options contracts (Note 3)	(44,223)
Deferred tax expense (Note 5)	(1,956,932)

Net realized and unrealized gain (loss) on investments	(17,696,894)

Total increase (decrease) in net assets resulting from operations	(17,800,987)

4	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Energy MLP Fund

	Six Months Ended March 31, 2016 (unaudited) ($)	Year Ended September 30, 2015 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	(104,093)	(505,325)
Net realized gain (loss) on investments, net of income taxes	(16,232,127)	(838,902)
Net increase (decrease) in unrealized appreciation (depreciation) on investments, net of income taxes	(1,464,767)	(25,744,089)

Net increase (decrease) from operations	(17,800,987)	(27,088,316)

Distributions to shareholders from:
Return of Capital
Class A	(365,149)	(457,222)
Class C	(128,149)	(87,820)
Class R	(414)	(7,813)
Class Y	(1,191,491)	(2,048,106)

Total distributions	(1,685,203)	(2,600,961)

Decrease in net assets from operations and distributions	(19,486,190)	(29,514,095)

Share transactions:
Proceeds from sale of shares
Class A	1,392,754	19,780,466
Class C	2,809,015	3,958,426
Class R	—	565,235
Class Y	3,624,668	39,361,121
Value of distributions reinvested
Class A	281,297	347,722
Class C	114,886	71,959
Class R	414	7,813
Class Y	1,184,312	2,041,279
Cost of shares redeemed
Class A	(2,827,667)	(6,814,827)
Class C	(1,417,149)	(362,298)
Class R	(14,838)	(505,321)
Class Y	(4,636,751)	(20,941,875)

Net increase (decrease) from shares transactions	510,941	37,509,699

Total increase (decrease) in net assets	(18,975,249)	7,820,422
Net Assets
Beginning of period	40,823,663	33,003,241

End of period	21,848,414	40,823,663

Accumulated net investment loss	(738,799)	(634,706)

See accompanying Notes to Financial Statements.	5

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Energy MLP Fund

	Six Months Ended March 31, 2016 (unaudited)	Year Ended September 30, 2015
CAPITAL STOCK ACTIVITY - SHARES

Class A:
Shares sold	292,098	1,885,039
Issued for distribution reinvested	59,058	34,599
Shares redeemed	(558,573)	(692,059)

Net increase (decrease) in fund shares	(207,417)	1,227,579

Class C:
Shares sold	561,810	370,623
Issued for distribution reinvested	26,742	7,465
Shares redeemed	(319,704)	(34,116)

Net increase in fund shares	268,848	343,972

Class R:
Shares sold	—	49,923
Issued for distribution reinvested	93	711
Shares redeemed	(2,932)	(48,885)

Net increase (decrease) in fund shares	(2,839)	1,749

Class Y:
Shares sold	688,840	3,665,318
Issued for distribution reinvested	265,397	198,772
Shares redeemed	(859,094)	(1,948,335)

Net increase in fund shares	95,143	1,915,755

6	See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended March 31, 2016 (Unaudited)	Highland Energy MLP Fund

($)
Cash Flows Used for Operating Activities:
Net decrease in net assets resulting from operations	$(17,800,987)

Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities Operating Activities:
Purchases of investment securities from unaffiliated issuers	(9,335,951)
Proceeds from disposition investment securities from unaffiliated issues	17,273,623
Proceeds from return of capital distributions	1,511,203
Proceeds from sales of short-term portfolio investments, net	134,470
Increase in restricted cash	(181)
Net realized loss on investments	16,277,190
Net realized gain on written options contracts	(45,063)
Net change in unrealized appreciation on investments	(536,388)
Net change in unrealized depreciation on written options contracts	44,223
Decrease in receivable for net deferred tax asset	1,956,932
Decrease in receivable for dividends and interest	201
Increase in investment advisory and administration fees receivable	(16,641)
Decrease in other assets	973
Decrease in due to broker	(219)
Decrease in payables to related parties	(34,663)
Increase in payables for trustees’ fees	1,102
Decrease in payable for distribution and shareholder service fees	(130)
Decrease in payable to transfer fees	(2,072)
Decrease in payable for interest expense	(21,842)
Decrease in payable for commitment fees	(813)
Decrease in accrued expenses and other liabilities	(81,484)

Net cash flow provided by operating activities	9,323,483

Cash Flows Used In Financing Activities:
Decrease in notes payable	(7,400,000)
Distributions paid in cash	(104,294)
Payments on shares redeemed	(9,612,213)
Proceeds from shares sold	7,793,020

Net cash flow used in financing activities	(9,323,487)

Net decrease in Cash	(4)

Cash:
Beginning of period	4

End of period	$0

Supplemental disclosure of cash flow information:
Reinvestment of distributions	$1,580,909

Cash paid during the period for interest	$111,352

Cash paid during the period for commitment fees	$1,231

See accompanying Notes to Financial Statements.	7

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class A

	For the Period Ended March 31, 2016		For the Year Ended				For the Period Ended September 30, 2012(a)
			September 30, 2015	September 30, 2014		September 30, 2013

Net Asset Value, Beginning of Period	$6.58		$12.17	$10.32		$10.98	$10.00
Income from Investment Operations:
Net investment income/(loss)(b)	(0.02)		(0.12)	(0.13)		(0.08)	0.01
Net realized and unrealized gain/(loss)	(2.84)		(4.94)	2.52		1.06	1.02

Total from investment operations	(2.86)		(5.06)	2.39		0.98	1.03
Less Distributions Declared to Shareholders:
From earnings and profits	—		—	(0.09)		(1.32)	(0.05)
From return of capital	(0.27)		(0.53)	(0.45)		(0.32)	—

Total distributions declared to shareholders	(0.27)		(0.53)	(0.54)		(1.64)	(0.05)
Net Asset Value, End of Period	$3.45		$6.58	$12.17		$10.32	$10.98
Total Return(c)	(44.34	)%(d)	(43.12)%	23.83%		10.07%	10.31	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$4,303		$9,575	$2,758		$38	$11
Total operating expenses	3.33%		2.05%	3.02%		20.12%	6.88%
Waiver/reimbursement	(1.28)%		(0.40)%	(1.57)%		(18.88)%	(4.63)%
Net operating expenses(f)	2.05%		1.65%	1.45%		1.24%	2.25%
Dividends for short positions	—		—	—		—	0.02%
Net expenses(f)	2.05%		1.65%	1.45%		1.24%	2.27%
Income tax expense/(benefit)	13.43%		(9.88)%	(0.39	)%(g)	6.18%	—
Total expense, net of income taxes	15.48%		(8.23)%	1.06	%(g)	7.42%	2.27%
Net investment income/(loss), net of income taxes	(14.30)%		8.76%	(0.68	)%(g)	(0.74)%	0.07%
Portfolio turnover rate	24	%(d)	33%	40%		177%	254	%(d)

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(g)	Excludes income tax expense/(benefit) from realized gain/(loss) and change in unrealized appreciation/(depreciation). For the year ended September 30, 2014, ratios including income tax expense/(benefit) from realized gain/(loss) and change in unrealized appreciation/(depreciation)were the following:

Income tax expense/(benefit)	7.58%
Total expense, net of income taxes	9.03%
Net investment income/(loss), net of income taxes	(8.65)%

8	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class C

	For the Period Ended March 31, 2016		For the Year Ended				For the Period Ended September 30, 2012(a)
			September 30, 2015	September 30, 2014		September 30, 2013

Net Asset Value, Beginning of Period	$6.56		$12.16	$10.34		$10.96	$10.00
Income from Investment Operations:
Net investment income/(loss)(b)	(0.04)		(0.19)	(0.20)		(0.18)	(0.05)
Net realized and unrealized gain/(loss)	(2.82)		(4.94)	2.52		1.10	1.02

Total from investment operations	(2.86)		(5.13)	2.32		0.92	0.97
Less Distributions Declared to Shareholders:
From earnings and profits	—		—	(0.08)		(1.22)	(0.01)
From return of capital	(0.25)		(0.47)	(0.42)		(0.32)	—

Total distributions declared to shareholders	(0.25)		(0.47)	(0.50)		(1.54)	(0.01)
Net Asset Value, End of Period	$3.45		$6.56	$12.16		$10.34	$10.96
Total Return(c)	(44.41	)%(d)	(43.55)%	23.02%		9.42%	9.69	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$2,251		$2,523	$491		$20	$11
Total operating expenses	4.09%		2.80%	3.69%		20.61%	7.53%
Waiver/reimbursement	(1.29)%		(0.40)%	(1.59)%		(18.44)%	(4.63)%
Net operating expenses(f)	2.80%		2.40%	2.10%		2.17%	2.90%
Dividends for short positions	—		—	—		—	0.02%
Net expenses(f)	2.80%		2.40%	2.10%		2.17%	2.92%
Income tax expense/(benefit)	13.43%		(9.88)%	(0.39	)%(g)	6.18%	—
Total expense, net of income taxes	16.23%		(7.48)%	1.71	%(g)	8.35%	2.92%
Net investment income/(loss), net of income taxes	(15.09)%		8.02%	(1.27	)%(g)	(1.68)%	(0.58)%
Portfolio turnover rate	24	%(d)	33%	40%		177%	254	%(d)

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(g)	Excludes income tax expense/(benefit) from realized gain/(loss) and change in unrealized appreciation/(depreciation). For the year ended September 30, 2014, ratios including income tax expense/(benefit) from realized gain/(loss) and change in unrealized appreciation/(depreciation)were the following:

Income tax expense/(benefit)	7.58%
Total expense, net of income taxes	9.68%
Net investment income/(loss), net of income taxes	(9.24)%

See accompanying Notes to Financial Statements.	9

FINANCIAL HIGHLIGHTS

Highland Energy MLP Fund, Class Y

	For the Period Ended March 31, 2016		For the Year Ended				For the Period Ended September 30, 2012(a)
			September 30, 2015	September 30, 2014		September 30, 2013

Net Asset Value, Beginning of Period	$6.60		$12.21	$10.34		$10.99	$10.00
Income from Investment Operations:
Net investment income/(loss)(b)	(0.02)		(0.09)	(0.08)		(0.07)	0.04
Net realized and unrealized gain/(loss)	(2.86)		(4.97)	2.52		1.11	1.02

Total from investment operations	(2.88)		(5.06)	2.44		1.04	1.06
Less Distributions Declared to Shareholders:
From earnings and profits	—		—	(0.09)		(1.37)	(0.07)
From return of capital	(0.28)		(0.55)	(0.48)		(0.32)	—

Total distributions declared to shareholders	(0.28)		(0.55)	(0.57)		(1.69)	(0.07)
Net Asset Value, End of Period	$3.44		$6.60	$12.21		$10.34	$10.99
Total Return(c)	(44.57	)%(d)	(43.01)%	24.25%		10.62%	10.63	%(d)
Ratios to Average Net Assets(e)/Supplemental Data:
Net assets, end of period (in 000’s)	$15,294		$28,707	$29,741		$3,392	$4,193
Total operating expenses	3.08%		1.80%	2.68%		11.25%	6.53%
Waiver/reimbursement	(1.28)%		(0.40)%	(1.58)%		(10.05)%	(4.63)%
Net operating expenses(f)	1.80%		1.40%	1.10%		1.20%	1.90%
Dividends for short positions	—		—	—		—	0.02%
Net expenses(f)	1.80%		1.40%	1.10%		1.20%	1.92%
Income tax expense/(benefit)	13.43%		(9.88)%	(0.39	)%(g)	6.18%	—
Total expense, net of income taxes	15.23%		(8.48)%	0.71	%(g)	7.38%	1.92%
Net investment income/(loss), net of income taxes	(14.08)%		9.01%	(0.28	)%(g)	(0.71)%	0.42%
Portfolio turnover rate	24	%(d)	33%	40%		177%	254	%(d)

(a)	Commenced operations on December 1, 2011.
(b)	Per share data was calculated using average shares outstanding during the period.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.
(d)	Not annualized.
(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.
(g)	Excludes income tax expense/(benefit) from realized gain/(loss) and change in unrealized appreciation/(depreciation). For the year ended September 30, 2014, ratios including income tax expense/(benefit) from realized gain/(loss) and change in unrealized appreciation/(depreciation) were the following:

Income tax expense/(benefit)	7.58%
Total expense, net of income taxes	8.68%
Net investment income/(loss), net of income taxes	(8.25)%

10	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2016	Highland Energy MLP Fund

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios that are currently being offered including the Highland Energy MLP Fund (“the Fund”). The following portfolios are reported separately: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”), and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Dividend Equity Fund was liquidated on January 25, 2016.

Fund Shares

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). The Fund currently offers three share classes to investors namely Class A, Class C and Class Y Shares. The Fund previously offered Class R shares to investors, but this share class was liquidated March 15, 2016.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is 5.75%.

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Fund’s prospectus. Purchases of $1 million or more of Class A Shares at net asset value (“NAV”) are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase.

Class C Shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Y Shares of the Fund.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

The Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among the Fund’s respective share classes based upon the relative net assets of each class share. Expenses of the Trust, other than those incurred by the specific portfolio, are allocated pro rata among the portfolios and share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is

Semi-Annual Report	11

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Energy MLP Fund

“stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Fund’s Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things,: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of the Fund’s portfolio securities as of the Fund’s period end that became available prior to the completion of this report that was not available at the time the Fund’s NAV as of its period end was published.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial Instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2016, the Fund’s investments consisted of common stocks, master limited partnerships, warrants, and cash equivalents. If applicable, the fair values of the Fund’s common stocks, master limited partnerships, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange traded options are valued based on the last traded price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option. At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity,

12	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Energy MLP Fund

including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period.

A summary of the inputs used to value the Fund’s assets as of March 31, 2016 is as follows:

	Total value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks(1)	$5,809,692	$5,809,692	$—	$—
Master Limited Partnerships(1)	21,682,907	21,682,907	—	—
Warrants(1)	57,615	57,615	—	—
Cash Equivalents	391,877	391,877	—	—

Total	$27,942,091	$27,942,091	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after the ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis.

Partnership Accounting Policy

The Fund records its pro rata share of the income (loss) and capital gains (losses), allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations as “Dividends and distributions” and “Return of capital.”

U.S. Federal Income Tax Status

The Fund will be taxable as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes, and thus will pay entity-level taxes as described below. The Internal Revenue Code of 1986, as amended (the “Code”), generally provides that an investment company registered under the 1940 Act that elects to be treated and qualifies each taxable year as a regulated investment company (“RIC”) under Subchapter M of the Code, including by complying with applicable qualifying income, diversification and distribution requirements, does not pay any entity-level U.S. federal income tax on any income or gains that the investment company distributes to its shareholders. The Fund had previously elected to be treated as a RIC under the Code and, prior to the taxable year ending September 30, 2013, had annually so qualified for the special treatment accorded RICs and their shareholders under the Code.

Income Taxes

Since implementing the Fund’s revised strategy to concentrate in MLP investments, the Fund is no longer eligible for treatment as a regulated investment company under the Code. Accordingly, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. As a result, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income

Semi-Annual Report	13

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Energy MLP Fund

taxes. The Fund’s MLP investments operate in various state and local jurisdictions.

The Fund invests its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLP’s taxable income in computing its own taxable income. Deferred income taxes reflect (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and (iii) the net tax benefit of accumulated net operating and capital losses.

In calculating the Fund’s daily NAV, the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue, in accordance with GAAP, a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

The Fund also will accrue in accordance with GAAP, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards and unrealized losses. To the extent the Fund has a net deferred tax asset balance, the Fund may record a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance. The Fund assesses whether such valuation allowance is needed, considering all available positive and negative evidence related to the realization of the Fund’s deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund’s daily NAV; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on future cash distributions from the Fund’s MLP holdings), the duration of statutory carryforward periods and the associated risk that operating and capital loss carryforwards may expire unused. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balance as new information becomes available. Such modifications, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating and capital losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

For all open tax years and for all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to the MLP units held in the portfolio and to estimate the associated deferred tax assets or liabilities. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund modifies its estimates or assumptions regarding the deferred tax assets or liabilities.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The Fund’s federal and state tax returns for the years for which the applicable statues of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Return of Capital Estimates

Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended

14	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Energy MLP Fund

March 31, 2016 the Fund estimated that approximately 90% of the MLP distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $1,511,203 of dividends and distributions received from its investments.

Distributions to Shareholders

The Fund intends to make quarterly cash distributions, of all or substantially all cash distributions the Fund receives from its investments, after allowance for any fund level taxes or expenses, to its shareholders. Due to the tax treatment of the Fund’s allocations and distributions from MLPs, the Investment Adviser expects that a significant portion of the Fund’s distributions to shareholders will typically be treated as a return of capital in the hands of shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the Fund’s current and accumulated earnings and profits as described below). However, no assurance can be given in this regard; just as the Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the Fund is able to make return- of-capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the Fund’s portfolio, (i.e., as between MLP equity securities and other investments), the level of allocations of net income and other tax items for the Fund from its underlying MLP investments during a particular taxable year, the length of time the Fund has owned the MLP equity securities in its portfolio, and the extent to which the Fund disposes of MLP equity securities during a particular year, including, if necessary, to meet Fund shareholder redemption requests.

In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds the Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will constitute a tax-free return of capital to the extent of the shareholder’s basis in the Fund shares and thereafter generally will be taxable to the shareholder as capital gain. Any such distribution, in turn, will result in a reduction in a shareholder’s basis in the Fund’s shares (but not below zero) to the extent of the return of capital and in the shareholder recognizing more gain or less loss, potentially increasing a shareholder’s tax liability when the shareholder later sells shares of the Fund. To permit the Fund to maintain a more stable distribution rate, the Fund may distribute less or more than the entire amount of cash it receives from its investments in a particular period. Any undistributed cash would be available to supplement future distributions, and until distributed would add to the Fund’s NAV. Correspondingly, such amounts, once distributed, reduce the Fund’s NAV. In addition, in the discretion of the Fund, the Fund may determine not to make distributions at one or more times during the year, including by reason of potential adverse tax consequences to shareholders.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Master Limited Partnerships

Master Limited Partnerships, commonly referred to as “MLPs,” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs treated as partnerships under the Code, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends).

Semi-Annual Report	15

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Energy MLP Fund

Currently, most MLPs operate in the energy and/or natural resources sector.

Note 3. Derivative Transactions

The Fund is subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing its investment objectives. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions, and for managing the duration of fixed income investments.

Options

The Fund may utilize options on securities or indices to varying degrees as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected at such times as the Fund desires. In the case of an option written by the Fund, the Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, the Fund will realize a capital loss.

Cash held as collateral for written options contracts is classified as restricted ash on the Statement of Assets and Liabilities. Restricted cash in the amount of $181 was held with the broker.

Transactions in written options for the six months ended March 31, 2016 were as follows:

	Number of Contracts	Notional Value	Premium
Outstanding, September 30, 2015	210	$1,365,000	$45,063
Call Options Expired	(210)	(1,365,000)	45,063

Outstanding, March 31, 2016	—	—	—

Additional Derivative Information

The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2016, is as follows:

Risk Exposure	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Equity Price Risk	$45,063	(1)	$(44,223	)(2)

(1)	Statement of Operations location: Realized gain (loss) on written options contracts.
(2)	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on written options contracts.

For the six months ended March 31, 2016, the Fund’s average quarterly volume of derivative activity is as follows:

Fund	Units/ Contracts
Written Options Contracts	140

Note 4. Securities Lending

The Fund may make secured loans of its portfolio securities amounting to not more than 30% of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially and possible investment losses in the investment of collateral. Pursuant to the Fund’s securities lending policy, securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral in cash, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, irrevocable letters of credit issued by a bank or forms of collateral acceptable under the

16	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Energy MLP Fund

Fund’s securities lending agreement equal to at least 102% or 105% of the market value of the securities loaned, depending on the nature of the loaned securities and the collateral received, as set forth in the applicable securities lending agreement. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral and receives a fee from the borrower.

Securities lending transactions are entered into pursuant to Securities Lending Authorization Agreements (“SLAA”), which provides the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a SLAA counterparty’s bankruptcy or insolvency. Under the SLAA, the Fund can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Fund benefits from a borrower default indemnity provided by State Street Bank and Trust Company (“State Street”). State Street’s indemnity generally provides for replacement of securities lent or the approximate value thereof. During the period ended March 31, 2016, the Fund did not participate in securities lending.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) differences with respect to the treatment of investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The Fund’s income tax provision consists of the following:

	Current	Deferred	Total
Federal Tax (Expense) / Benefit	$—	$(1,853,813)	$(1,853,813)
State Tax (Expense)/ Benefit	—	(103,119)	(103,119)

Total	$—	$(1,956,932)	$(1,956,932)

Deferred income taxes reflect (i) taxes on unrealized gains/ (losses), which are attributable to the difference between fair market value and tax basis; (ii) the net tax effects of temporary differences between the carrying amounts of assets and liability for financial reporting purposes and the amounts used for income tax purposes and (iii) the net tax benefit of net operating losses.

Total income taxes were different from the amount computed by applying the federal statutory income tax rate of 34% to the net investment loss and realized and unrealized gains (losses) on investments before taxes for the period ended March 31, 2016 as follows:

2016
Tax at U.S. federal statutory income tax rate	(34.00)%
State income taxes, net of federal benefit	(1.89)
Dividends received deduction	(0.79)
Change in valuation allowance	49.07
Other	(0.04)
Effective Income Tax Rate	12.35%

For the period ended March 31, 2016 the Fund’s effective tax rate of 12.35% was less than the combined federal and state tax rate of 35.89% due in large part to the change in valuation allowance.

As of March 31, 2016 significant components of the Fund’s net deferred tax assets were as follows:

	Total
Deferred Tax Assets:
Net unrealized losses (gains) on investments	$8,799,473	(1)
Net operating loss carryforward	1,136,976
Capital loss carryforward	6,392,969

Total deferred tax assets	16,329,418

Valuation allowance	(14,398,588)

Total Net Deferred Tax Asset	$1,930,830

(1)	$5,324,501 pertains to unrealized losses (gains) on corporate investments.

As of March 31, 2016, the Fund has tax attributes that carry forward for varying periods. The Fund’s federal net operating loss carryforward of $3,167,835 predominately originated during 2014 - 2016. The net operating loss carryforward generally can be carried back two years or forward twenty years to reduce the Fund’s net income realized during those other years. The Fund’s capital loss

Semi-Annual Report	17

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Energy MLP Fund

carryforwards of $17,812,049 originated in 2014 - 2016. The net capital loss generally can be carried back three years and forward five years to offset any capital gains realized during those other years. In the event a capital loss carryover or net operating loss carryover cannot be utilized in the carryover periods, the Fund’s U.S. federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.

The Fund periodically reviews the recoverability of its deferred tax assets based on the weight of available evidence and the criteria for whether it is more likely than not that the asset would be utilized under ASC 740. In analyzing the potential need for a valuation allowance, the Fund considered the fact that it has incurred a cumulative loss over the three year period ended March 31, 2016. A significant portion of the Fund’s net pre-tax losses related to unrealized depreciation of investments arose during the fourth quarter of the 2015 fiscal year and first quarter of the 2016 fiscal year as a result of the decline in the overall financial, commodity and MLP markets.

The balance of the deferred tax asset is equal to the tax effected unrealized losses on the Fund’s C-corporation investments. When assessing the recoverability of its deferred tax asset, significant weight was given to the Fund’s forecast of future taxable income, which is based principally on the expected continuation of MLP cash distributions at or near current levels. Due to the tax treatment of the Fund’s partnership investments, Management has been able to forecast future taxable income of the appropriate character from those investments. This expected taxable income is sufficient to more likely than not realize a portion of the benefit of the unrealized losses of the C-corporation investments. Recovery of the balance of the deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. Management has determined that it is more likely than not that the balance of the deferred tax asset will be realized through expected future taxable income of the appropriate character.

The Fund will review its financial forecasts in relation to actual results and expected trends on an ongoing basis. Unexpected significant decreases in MLP cash distributions or significant further declines in the fair value of its portfolio of investments may change the Fund’s assessment regarding the recoverability of the balance of the deferred tax asset and would likely result in additional valuation allowance. If additional valuation allowance is required to reduce or a reduction in valuation allowance is required to increase the balance of the deferred tax asset in the future, it could have a material impact on the Fund’s net asset value and results of operations in the period it is recorded.

The tax character of distributions paid during the period/year ended March 31, 2016 and September 30, 2015 was as follows:

Year	Return of Capital	Earnings & Profit
2016	$1,685,203	$—
2015	2,600,961	—

Unrealized appreciation and depreciation as of March 31, 2016, based on cost of investments for U.S. federal income tax purposes is:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Net Appreciation/ (Depreciation) After Tax	Cost
$—	$24,893,964	$(24,893,964)	$(22,963,118)	$52,444,178

Note 6. Credit Agreement

Effective May 24, 2013, the Fund entered into a $25,000,000 unsecured credit agreement with State Street Bank and Trust Company (the “Unsecured Credit Agreement”) to be used for temporary purposes to facilitate portfolio liquidity. At the time the Fund entered into the Unsecured Credit Agreement, the Fund’s aggregate borrowings could not exceed $25,000,000. Interest is charged to the Fund based on its borrowings at a rate equal to 1.25% plus the greater of the Federal Funds Effective Rate or the LIBOR. In addition, the Fund agreed to pay commitment fee expenses of 0.10% on the undrawn amounts, which are included in “Commitment fees-credit agreement” on the Statement of Operations. On May 23, 2014, the Unsecured Credit Agreement was amended to extend the expiration date to May 22, 2015. On July 31, 2014, the Unsecured Credit Agreement was amended to include the addition of a new fund, Highland Opportunistic Credit Fund. On October 27, 2014, the Unsecured Credit Agreement was increased to $150,000,000. Additionally, the Fund agreed to pay increased commitment fee expenses of 0.15% on undrawn amounts. On May 22, 2015, the Unsecured Credit Agreement was amended to extend the expiration date to May 20, 2016 and to increase commitment fee expenses to 0.20% on undrawn amounts. On August 31, 2015 the Unsecured Credit Agreement was amended to include the addition of three new funds; (a) Highland HFR Equity Hedge ETF, (b) Highland HFR Event-Driven ETF and (c) Highland HFR Global ETF, each a series of Highland Funds I. On March 2, 2016 the Fund was removed from the Unsecured Credit Agreement.

Effective March 2, 2016, the Fund entered into a $25,000,000 Master Margin Loan Agreement (the

18	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Energy MLP Fund

“Agreement”) with The Bank of New York Mellon. Interest is charged on the funded amount at a rate per annum on each day equal to LIBOR plus 1.10%. Interest is charged at a rate of 0.40% for unfunded amounts. The Agreement has a maturity date of March 1, 2017. Included in the Statement of Operations is $89,510 of interest expense related to the Unsecured Credit Agreement and $418 of commitment fees. For the period ended March 31, 2016, the Fund’s average daily note balance was $14,189,525, at a weighted average interest rate of 1.53% for the days outstanding.

Note 7. Transactions with Affiliates & Expenses Incurred by the Fund

Investment Advisory and Administration Fees

For its investment advisory and administrative services, the Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Fund’s Average Daily Managed Assets. Average Daily Managed Assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). The Fund’s contractual advisory fee with the Investment Adviser for the period ended March 31, 2016 was 1.00%.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses of the Fund (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 1.10% of average daily net assets attributable to any class of the Fund (the “Expense Cap”). The Expense Cap will continue through at least January 31, 2017, and may not be terminated prior to this date without the action or consent of the Board.

The Trust, on behalf of the Fund, has contractually agreed to pay the Investment Adviser all amounts previously paid, waived or reimbursed by the Investment Adviser with respect to the Fund pursuant to its Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses (excluding Excluded Expenses) of the Fund, in the aggregate, would not cause the Fund’s total annual operating expenses in any such year to exceed the amount of its Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Investment Adviser more than 36 months after the date such amounts were paid, waived or reimbursed by the Investment Adviser. The Investment Adviser may not recoup any amounts previously paid, waived or reimbursed under an Expense Cap before payment of the Fund’s operating expenses for the year in which the Investment Adviser intends to recoup such amounts. There can be no assurance that this fee reduction will be sufficient to avoid any loss. On March 31, 2016, the amount subject to possible future recoupment under the Fund’s expense limitation agreement is $286,066 expiring in 2016, $156,187 expiring in 2017, $101,941 expiring in 2018, and $157,627 expiring in 2019.

The Investment Adviser provides administrative services for a monthly administration fee, computed and accrued daily, at an annual rate of 0.20% of the Fund’s Average Daily Managed Assets. During the period ended March 31, 2016, the Investment Adviser waived $29,007 in administrative fees for the Fund. This administration fee waiver is voluntary and is subject to termination at any time by the Investment Adviser without notice.

Fees Paid to Officers and Trustees

Each Trustee who is not an “interested person” of the Fund as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc,. as closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Although the Fund believes that Mr. Powell is technically no longer an “interested person” of the Fund, in light of his previous employment with the Investment Adviser and an affiliate of the Investment Adviser, as well as his ongoing provision of consulting services to the Investment Adviser and affiliates of the Investment Adviser, it is possible that the SEC might in the future determine Mr. Powell to be an “interested person” of the Fund. Therefore, the Fund intends to treat Mr. Powell as an “interested person” of the Fund for all purposes other than compensation (Mr. Powell will be compensated at the same rate as the Independent Trustees) from December 16, 2015 until December 4, 2017 (the second anniversary of his resignation).

The Fund pays no compensation to its officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Semi-Annual Report	19

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Energy MLP Fund

Distribution and Shareholder Service Fees

The Fund has a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the payment of a monthly service fee to Highland Capital Funds Distributor, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. In addition, the Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10% of the average daily net assets attributable to Class A shares. The Fund is not currently authorized by the Board to charge such fees for Class A shares but may at any time without shareholder approval. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares. Currently Class Y shares are not subject to a 12b-1 fee.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Fund are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the potential loss the Fund may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Fund would record if its counterparties failed to perform pursuant to the terms of their obligations to the Fund. Because the Fund may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Fund may be exposed to the credit risk of its counterparties. To limit the counterparty risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Industry Concentration Risk

The Fund may be particularly susceptible to economic, political or regulatory events affecting those industries in which the Fund focuses its investments. Because the Fund normally invests at least 80% of the value of its assets in MLP investments, the Fund’s performance largely depends on the overall condition of these industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with these industries.

MLP Risk

The Fund intends to invest substantially in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Investments in MLP units also present special tax risks.

Leverage Risk

The Fund may use leverage for investment purposes to create opportunities for greater total returns. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to Fund shareholders.

Note 9. Investment Transactions

Purchase and Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended March 31, 2016, were as follows:

Other Securities
Purchases	Sales
$ 9,335,951	$ 17,273,623

Note 10. Significant Shareholders

The number of shareholders each owning 5% or more of the Fund is listed below. The total percentage of the Fund held by such shareholders as well as percentage of the Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at March 31, 2016 were:

Number	% of Fund Held
2	60.38%

Investment activities of these shareholders could have a material impact on the Fund.

20	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2016	Highland Energy MLP Fund

Note 11. New Accounting Pronouncements

In February 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. This update focuses on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. For public entities this update will be effective for interim and annual periods beginning after December 15, 2015. ASU 2015-02 will modify the evaluation of limited partnerships and similar legal entities as variable interest entities (VIEs). This update will eliminate the presumption that a general partner should consolidate a limited partnership. This update also affects the consolidation analysis of reporting entities that are involved with VIEs. The update also provides a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements similar to Rule 2a-7 of the investment Company Act of 1940 for registered money market funds. Management is currently evaluating the impact of the provisions of this new guidance on the Fund’s financial position.

In April 2015, the FASB issued ASU 2015-03, Interest — Imputation of interest (Subtopic 835-30) Simplifying the Presentation of Debt Issuance Costs, which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. In August 2015, the FASB issued Accounting Standards Update No. 2015-15, Interest — Imputation of Interest to update the guidance to include SEC staff views regarding the presentation and subsequent measurement of debt issuance costs related to line-of-credit arrangements. Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC has indicated that it would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. For public entities, these updates are effective for interim and annual periods beginning after December 15, 2015. Management is currently evaluating the implication of this update on the Fund’s financial statements.

In May 2015, the FASB issued ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. For public entities this guidance is required to be presented for interim and annual periods beginning after December 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Fund’s financial statements.

In January 2016, the FASB issued Accounting Standards Update 2016-01, Financial Instruments (Subtopic 825-10): Recognition and measurement of Financial Assets and Liabilities. The amendments in this update make improvements to the requirements for accounting for equity investments and simplify the impairment assessment of equity investments. For public entities this update will be effective for fiscal years beginning after December 15, 2017. Management is currently evaluating the impact of this new guidance on the Fund’s financial position.

In March 2016, the FASB issued Accounting Standards Update 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments. The amendments in this update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. For public entities this update will be effective for interim periods and fiscal years beginning after December 15, 2016. Management is currently evaluating the impact of this new guidance on the Fund’s financial position.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Semi-Annual Report	21

ADDITIONAL INFORMATION (unaudited)

March 31, 2016	Highland Energy MLP Fund

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Disclosure of Fund Expenses

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses including sales charges on purchase payments, reinvested dividends (or other distributions), and redemption fees directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the year ended September 30, 2015.

Actual Expenses: The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your class under the heading “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes: The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees, or deferred income tax benefit/(expense).

	Beginning Account Value 10/01/15	Ending Account Value 03/31/16	Annualized Expense Ratio(1)	Expenses Paid During the Period(1)	Actual Returns for Period
Highland Energy MLP Fund
Actual Fund Return
Class A	$1,000.00	$556.60	2.05%	$7.98	(44.34)%
Class C	1,000.00	555.90	2.80%	10.89	(44.41)%
Class Y	1,000.00	554.30	1.80%	6.99	(44.57)%
Hypothetical 5% Return (before expenses)
Class A	$1,000.00	$1,014.75	2.05%	$10.33	5.00%
Class C	1,000.00	1,011.00	2.80%	14.08	5.00%
Class Y	1,000.00	1,016.00	1.80%	9.07	5.00%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (183/366).

22	Semi-Annual Report

Highland Funds

c/o BFDS

30 Dan Road

Canton, MA 02021-2809

Highland Energy MLP Fund	Semi-Annual Report, March 31, 2016

www.highlandfunds.com	HLC-MLP-SEMI-03/16

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Highland Fund II’s (the “Registrant”) Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By (Signature and Title):	/s/ J. Bradley Ross
J. Bradley Ross
President and Principal Executive Officer

Date: May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J. Bradley Ross
J. Bradley Ross
President and Principal Executive Officer

Date: May 31, 2016

By (Signature and Title):	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Accounting Officer and Principal Financial Officer

Date: May 31, 2016